Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments
Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.4%)
Agency Fixed Rate Mortgages (23.7%)
Federal Home Loan Mortgage Corporation,
2.00%, 10/1/51	$404	$314
Conventional Pools:
2.50%, 11/1/49 - 4/1/52	2,416	2,058
3.00%, 11/1/49 - 12/1/49	398	348
3.50%, 8/1/49	153	138
4.00%, 4/1/49 - 11/1/49	537	506
4.50%, 2/1/49	304	297
Gold Pools:
3.00%, 3/1/47 - 6/1/49	1,141	1,022
3.50%, 1/1/44 - 4/1/49	764	710
4.00%, 6/1/44 - 1/1/48	283	271
5.41%, 7/1/37 - 8/1/37	10	10
5.44%, 1/1/37 - 2/1/38	40	40
5.46%, 8/1/37 - 1/1/38	26	28
5.50%, 8/1/37 - 11/1/37	39	40
5.52%, 10/1/37	5	5
5.62%, 12/1/36 - 8/1/37	43	44
6.00%, 10/1/36 - 8/1/38	37	39
6.50%, 12/1/25 - 8/1/33	48	49
7.00%, 6/1/28 - 11/1/31	15	17
Federal National Mortgage Association,
2.00%, 11/1/51	2,127	1,672
2.50%, 2/1/50 - 2/1/52	10,221	8,517
Conventional Pools:
3.00%, 6/1/40 - 1/1/50	2,860	2,539
3.50%, 8/1/45 - 1/1/50	2,896	2,660
4.00%, 11/1/41 - 9/1/49	2,476	2,359
4.50%, 3/1/41 - 8/1/49	969	946
5.00%, 3/1/41	77	77
5.50%, 6/1/35 - 1/1/37	28	28
5.62%, 12/1/36	17	17
6.50%, 4/1/24 - 1/1/34	374	382
7.00%, 5/1/28 - 12/1/33	56	58
9.50%, 4/1/30	9	9
July TBA
2.50%, 7/1/53 (a)	5,525	4,684
3.00%, 7/1/53 (a)	6,300	5,545
3.50%, 7/1/53 (a)	24,675	22,483
4.00%, 7/1/53 (a)	7,350	6,898
4.50%, 7/1/53 (a)	24,850	23,887
5.00%, 7/1/53 (a)	9,050	8,869
5.50%, 7/1/53 (a)	32,700	32,553
Government National Mortgage Association,
Various Pools:
3.50%, 11/20/40 - 7/20/49	770	721
4.00%, 8/20/41 - 11/20/49	1,996	1,912
4.50%, 4/20/49 - 7/20/49	206	197
5.00%, 12/20/48	23	23
6.50%, 5/15/40	196	201
		133,173
		Face Amount (000)	Value (000)
Asset-Backed Securities (12.5%)
AASET U.S. Ltd.,
4.45%, 11/18/38 (b)		$2,127	$1,871
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 6.36%, 1/15/32 (b)(c)		3,600	3,568
Allegro CLO XI Ltd.,
3 Month USD LIBOR + 1.39%, 6.66%, 1/19/33 (b)(c)		2,150	2,133
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		1,001	979
Aqua Finance Trust,
3.47%, 7/16/40 (b)		794	731
BCMSC Trust,
7.51%, 1/15/29 (c)		1,243	1,127
Benefit Street Partners CLO XX Ltd.,
3 Month USD LIBOR + 1.17%, 6.43%, 7/15/34 (b)(c)		3,685	3,625
Blackbird Capital Aircraft,
2.44%, 7/15/46 (b)		1,255	1,082
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)(c)		694	486
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		1,064	1,005
Cologix Canadian Issuer LP,
4.94%, 1/25/52 (b)	CAD	3,600	2,464
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (b)		$2,125	1,886
Conn's Receivables Funding LLC,
2.87%, 5/15/26 (b)		146	145
9.52%, 12/15/26 (b)		3,500	3,508
Contimortgage Home Equity Loan Trust,
8.10%, 8/15/25		18	14
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (b)		304	287
ELFI Graduate Loan Program LLC,
4.51%, 8/26/47 (b)		1,441	1,372
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		595	510
FortiFi,
Series 2023-1A, Class A
6.23%, 9/20/59 (b)		3,079	2,992
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)(c)		1,540	812
GCI Funding I LLC,
2.82%, 10/18/45 (b)		681	598
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)		875	807
Class A2
3.21%, 1/22/29 (b)		3,290	3,087

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio
	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Goodgreen Trust,
5.53%, 4/15/55 (b)	$1,773	$1,491
5.74%, 10/15/56 (b)	2,568	2,155
JOL Air Ltd.,
4.95%, 4/15/44 (b)	238	170
Lunar Aircraft Ltd.,
3.38%, 2/15/45 (b)	359	313
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)	797	680
MAPS Ltd.,
4.21%, 5/15/43 (b)	339	303
METAL LLC,
4.58%, 10/15/42 (b)	568	346
Mosaic Solar Loan Trust,
2.10%, 4/20/46 (b)	523	449
Newtek Small Business Loan Trust,
Daily U.S. Prime Rate - 0.55%, 7.70%, 2/25/44 (b)(c)	237	234
SOFR30A + 3.00%, 7.75%, 7/25/50 (b)(c)	1,049	1,043
Octagon Investment Partners 51 Ltd.,
3 Month USD LIBOR + 1.15%, 6.40%, 7/20/34 (b)(c)	5,225	5,126
Oxford Finance Funding LLC,
5.44%, 2/15/27 (b)	124	123
PMT Issuer Trust - FMSR,
1 Month USD LIBOR + 3.00%, 8.15%, 3/25/26 (b)(c)	3,900	3,774
SOFR30A + 4.19%, 9.26%, 6/25/27 (b)(c)	2,700	2,713
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (b)(c)	1,154	1,070
Progress Residential Trust,
2.31%, 5/17/38 (b)	650	569
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)	2,033	1,601
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 7.75%, 12/27/44 (b)(c)	289	278
Republic Finance Issuance Trust,
3.54%, 11/20/30 (b)	1,385	1,297
Sculptor CLO XXVI Ltd.,
3 Month USD LIBOR + 1.27%, 6.52%, 7/20/34 (b)(c)	4,900	4,812
Start II Ltd.,
4.09%, 3/15/44 (b)	255	225
Start Ltd.,
4.09%, 5/15/43 (b)	2,418	2,099
Sunbird Engine Finance LLC,
3.67%, 2/15/45 (b)	874	728
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	3,500	3,446
		70,134
	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
IO
4.48%, 11/25/55 (c)	$7,625	$2,098
Federal Home Loan Mortgage Corporation,
IO REMIC
6.00% - 1 Month USD LIBOR, 0.81%, 11/15/43 (d)	377	27
IO STRIPS
7.50%, 12/15/29	10	2
Federal National Mortgage Association,
IO PAC REMIC
8.00%, 9/18/27	21	2
IO REMIC
6.00%, 7/25/33	28	4
IO STRIPS
6.50%, 9/25/29 - 12/25/29	112	11
8.00%, 4/25/24	—@	—@
8.50%, 10/25/25	3	—@
9.00%, 11/25/26	3	—@
REMIC
7.00%, 9/25/32	87	90
Government National Mortgage Association,
IO
5.00%, 2/16/41	82	18
		2,252
Commercial Mortgage-Backed Securities (14.6%)
BANK 2019-BNK21,
IO
0.96%, 10/17/52 (c)	14,053	566
BANK 2020-BNK30,
3.02%, 12/15/53 (c)	4,200	2,194
Benchmark Mortgage Trust,
3.76%, 7/15/53 (b)	2,000	1,780
IO
0.99%, 9/15/48 (b)(c)	31,000	758
BF Mortgage Trust,
1 Month USD LIBOR + 1.70%, 6.89%, 12/15/35 (b)(c)	2,500	1,890
BPR Trust,
1 Month Term SOFR + 3.00%, 8.15%, 5/15/39 (b)(c)	3,170	3,180
BXP Trust,
1 Month USD LIBOR + 3.00%, 8.19%, 11/15/34 (b)(c)	1,150	824
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 7.05%, 11/15/31 (b)(c)	533	512
Citigroup Commercial Mortgage Trust,
3.62%, 12/10/41 (b)(c)	1,100	703
IO
0.87%, 11/10/48 (c)	2,321	30
1.02%, 9/10/58 (c)	4,180	62

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio
		Face Amount (000)	Value (000)
Commercial Mortgage-Backed Securities (cont'd)
Commercial Mortgage Trust,
3.51%, 8/15/57 (b)(c)		$1,400	$1,228
IO
0.81%, 10/10/47 (c)		2,407	14
1.08%, 7/15/47 (c)		2,121	11
Credit Suisse Mortgage Trust,
Class A
1 Month Term SOFR + 4.08%, 9.23%, 4/15/26 (b)(c)		2,623	2,561
1 Month USD LIBOR + 3.50%, 8.69%, 12/15/35 (b)(c)		5,275	5,270
CSWF Corp.,
1 Month USD LIBOR + 1.57%, 6.76%, 6/15/34 (b)(c)		2,680	2,242
DROP Mortgage Trust,
1 Month USD LIBOR + 1.15%, 6.34%, 10/15/43 (b)(c)		3,525	3,223
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
IO
0.46%, 11/25/27 (c)		23,072	287
2.72%, 1/25/49 (c)		17,200	2,571
2.72%, 1/25/49 (c)		4,091	581
2.74%, 2/25/49 (c)		9,522	1,413
2.82%, 9/25/48 (c)		16,800	2,488
2.83%, 8/25/48 (c)		5,484	786
2.98%, 1/25/49 (c)		7,514	1,298
3.08%, 1/25/32 (c)		5,775	1,045
3.17%, 11/25/36 (c)		4,400	1,167
3.20%, 4/25/39 (c)		3,200	829
3.32%, 5/25/32 (c)		11,220	2,242
3.58%, 10/25/38 (c)		3,500	980
3.69%, 6/25/54 (c)		6,549	1,460
3.92%, 6/25/50 (c)		8,000	1,886
4.29%, 8/25/54 (c)		5,300	1,404
FREMF 2016-KF21 Mortgage Trust,
1 Month USD LIBOR + 5.25%, 10.44%, 7/25/26 (b)(c)		45	43
FREMF 2017-KF27 Mortgage Trust,
1 Month USD LIBOR + 4.35%, 9.54%, 12/25/26 (b)(c)		61	59
GS Mortgage Securities Trust,
4.71%, 8/10/46 (b)(c)		500	428
IO
0.83%, 9/10/47 (c)		4,460	26
1.36%, 10/10/48 (c)		4,474	97
Highways 2021 PLC,
3 Month GBP SONIA + 1.35%, 6.25%, 12/18/31 (b)(c)	GBP	2,775	3,402
Jackson Park Trust,
3.35%, 10/14/39 (b)(c)		$1,700	1,247
		Face Amount (000)	Value (000)

JP Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.56%, 7.71%, 4/15/38 (b)(c)		$2,400	$2,312
IO
0.65%, 4/15/46 (c)		6,956	20
0.71%, 12/15/49 (c)		3,558	53
0.87%, 7/15/47 (c)		3,016	6
JPMBB Commercial Mortgage Securities Trust,
4.78%, 4/15/47 (b)(c)		775	679
IO
1.09%, 8/15/47 (c)		2,878	14
Last Mile Logistics Pan Euro Finance DAC,
3 Month EURIBOR + 1.90%, 5.26%, 8/17/33 (b)(c)	EUR	736	753
Manhattan West Mortgage Trust,
2.41%, 9/10/39 (b)(c)		$1,500	1,224
MF1 2021-W10X,
1 Month Term SOFR + 2.82%, 7.97%, 12/15/34 (b)(c)		4,350	4,007
MFT Mortgage Trust,
3.39%, 8/10/40 (b)(c)		1,000	653
3.59%, 2/10/42 (b)(c)		800	496
MKT 2020-525M Mortgage Trust,
3.04%, 2/12/40 (b)(c)		1,000	408
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.95%, 7.10%, 3/25/50 (b)(c)		195	194
Natixis Commercial Mortgage Securities Trust,
4.27%, 5/15/39 (b)(c)		2,300	1,782
4.46%, 1/15/43 (b)(c)		800	630
1 Month Term SOFR + 2.28%, 7.43%, 7/15/36 (b)(c)		2,300	1,966
Olympic Tower Mortgage Trust,
3.57%, 5/10/39 (b)		2,900	2,459
Real Estate Asset Liquidity Trust,
IO
1.16%, 2/12/31 (b)(c)	CAD	31,757	972
SG Commercial Mortgage Securities Trust,
3.85%, 3/15/37 (b)(c)		$1,900	1,702
SLG Office Trust,
IO
0.26%, 7/15/41 (b)(c)		34,800	530
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 7.33%, 5/15/37 (b)(c)		3,950	3,852
Vita Scientia 2022-1 DAC,
3 Month EURIBOR + 2.49%, 5.95%, 8/27/25 (b)(c)	EUR	2,125	1,957
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 6.81%, 1/18/37 (b)(c)		$2,387	2,316
WFRBS Commercial Mortgage Trust,
4.18%, 5/15/45 (b)(c)		425	405
			82,177

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio
	Face Amount (000)	Value (000)
Corporate Bonds (26.2%)
Finance (10.1%)
American International Group, Inc.,
5.13%, 3/27/33	$1,208	$1,181
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)	875	665
Aviation Capital Group LLC,
6.25%, 4/15/28 (b)	950	949
6.38%, 7/15/30 (b)	525	521
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (b)	2,275	1,887
Banco Santander SA,
4.18%, 3/24/28	800	749
5.18%, 11/19/25	600	583
Bank Hapoalim BM,
3.26%, 1/21/32 (b)	2,075	1,784
Bank of America Corp.,
2.69%, 4/22/32	3,675	3,047
3.85%, 3/8/37	125	107
4.57%, 4/27/33	3,225	3,034
Bank of Ireland Group PLC,
2.03%, 9/30/27 (b)	1,425	1,234
Bank of Montreal,
3.09%, 1/10/37	1,725	1,357
BBVA Bancomer SA,
5 Year CMT + 4.66%, 8.45%, 6/29/38 (b)	600	601
BNP Paribas SA,
2.22%, 6/9/26 (b)	575	532
2.59%, 1/20/28 (b)	1,525	1,364
BPCE SA,
5.15%, 7/21/24 (b)	2,750	2,701
CaixaBank SA,
6.21%, 1/18/29 (b)	1,400	1,398
Capital One Financial Corp.,
5.82%, 2/1/34	75	72
6.31%, 6/8/29	175	174
6.38%, 6/8/34	525	522
Centene Corp.,
2.50%, 3/1/31	3,050	2,435
Charles Schwab Corp.,
5.85%, 5/19/34	1,370	1,391
Citigroup, Inc.,
3.79%, 3/17/33	1,275	1,127
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	838
Coinbase Global, Inc.,
3.38%, 10/1/28 (b)	1,350	904
Global Atlantic Fin Co.,
4.70%, 10/15/51 (b)	1,320	938
Grupo Aval Ltd.,
4.38%, 2/4/30 (b)	561	441
Jefferies Finance LLC/JFIN Co.-Issuer Corp.,
5.00%, 8/15/28 (b)	1,490	1,223
	Face Amount (000)	Value (000)

JPMorgan Chase & Co.,
SOFR + 1.85%, 5.35%, 6/1/34 (c)	$3,275	$3,302
Life Storage LP,
2.40%, 10/15/31	1,050	833
Lincoln National Corp.,
3.05%, 1/15/30 (e)	1,275	1,056
Macquarie Group Ltd.,
2.87%, 1/14/33 (b)	1,350	1,079
Metropolitan Life Global Funding I,
5.15%, 3/28/33 (b)	1,050	1,039
Nationwide Building Society,
4.30%, 3/8/29 (b)	1,550	1,438
Nordea Bank Abp,
5.38%, 9/22/27 (b)	1,200	1,186
Oversea-Chinese Banking Corp., Ltd.,
1.83%, 9/10/30 (b)	970	885
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (b)	1,475	1,197
Societe Generale SA,
2.63%, 1/22/25 (b)	1,625	1,528
Toronto-Dominion Bank,
8.13%, 10/31/82	1,625	1,655
Truist Financial Corp.,
SOFR + 2.36%, 5.87%, 6/8/34 (c)	2,025	2,027
U.S. Bancorp,
5.85%, 10/21/33	1,450	1,453
UBS Group AG,
6.54%, 8/12/33 (b)	1,550	1,589
United Overseas Bank Ltd.,
3.86%, 10/7/32 (b)	2,950	2,765
		56,791
Industrials (14.0%)
Airbnb, Inc.,
0.00%, 3/15/26	1,015	888
Alibaba Group Holding Ltd.,
2.13%, 2/9/31 (e)	825	672
Ashtead Capital, Inc.,
5.55%, 5/30/33 (b)	1,900	1,854
AT&T, Inc.,
3.55%, 9/15/55	375	263
BAT Capital Corp.,
2.26%, 3/25/28	2,000	1,715
Boeing Co.,
3.25%, 2/1/35	775	629
BP Capital Markets PLC,
4.88%, 3/22/30 (f)	700	638
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	2,150	2,140
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	1,275	1,026
3.50%, 3/1/42	2,575	1,725

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio
		Face Amount (000)	Value (000)
Industrials (cont'd)
Cheniere Energy Partners LP,
5.95%, 6/30/33 (b)		$550	$552
Children's Health System of Texas,
2.51%, 8/15/50		800	497
CVS Health Corp.,
5.88%, 6/1/53		775	795
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (b)		2,575	1,729
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52		2,225	1,548
Duke University,
Series 2020
2.83%, 10/1/55		1,600	1,116
Enterprise Products Operating LLC,
3.30%, 2/15/53		825	590
5.35%, 1/31/33		500	509
Ford Motor Co.,
3.25%, 2/12/32		525	413
Ford Motor Credit Co. LLC,
GMTN
4.39%, 1/8/26		800	758
Foundry JV Holdco LLC,
5.88%, 1/25/34 (b)		1,525	1,521
Garda World Security Corp.,
9.50%, 11/1/27 (b)		925	895
General Motors Co.,
6.75%, 4/1/46		925	936
General Motors Financial Co., Inc.,
5.80%, 6/23/28		2,825	2,816
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		715	695
GLP Capital LP/GLP Financing II, Inc.,
5.38%, 4/15/26		1,250	1,225
Grifols SA,
2.25%, 11/15/27	EUR	630	624
HCA, Inc.,
4.63%, 3/15/52 (b)		$1,550	1,275
Hyundai Capital America,
1.80%, 1/10/28 (b)		2,650	2,236
5.60%, 3/30/28 (b)		1,675	1,667
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)		1,000	966
Intel Corp.,
5.90%, 2/10/63		900	930
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27 (b)		1,575	1,381
Johns Hopkins University,
Series A
2.81%, 1/1/60		1,170	770
Lowe's Cos., Inc.,
5.80%, 9/15/62		525	520
		Face Amount (000)	Value (000)

Macy's Retail Holdings LLC,
5.88%, 3/15/30 (b)		$690	$616
Marriott International, Inc.,
4.90%, 4/15/29		575	560
Matador Resources Co.,
5.88%, 9/15/26		846	821
McAfee Corp.,
7.38%, 2/15/30 (b)		1,075	936
McLaren Health Care Corp.,
Series A
4.39%, 5/15/48 (e)		1,175	1,041
Medline Borrower LP,
3.88%, 4/1/29 (b)		1,410	1,227
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		2,400	2,016
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		2,550	2,331
NOVA Chemicals Corp.,
4.25%, 5/15/29 (b)(e)		1,510	1,234
ONEOK, Inc.,
3.40%, 9/1/29		375	327
Ooredoo International Finance Ltd.,
2.63%, 4/8/31 (b)		1,268	1,095
Oracle Corp.,
3.60%, 4/1/50		2,300	1,645
Peloton Interactive, Inc.,
0.00%, 2/15/26		1,215	927
Petrobras Global Finance BV,
6.50%, 7/3/33		1,379	1,351
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (b)		1,400	1,156
RingCentral, Inc.,
0.00%, 3/15/26		895	747
Rockies Express Pipeline LLC,
3.60%, 5/15/25 (b)		925	875
Rogers Communications, Inc.,
4.55%, 3/15/52 (b)		2,550	2,053
Seattle Children's Hospital,
Series 2021
2.72%, 10/1/50		2,750	1,825
Silgan Holdings, Inc.,
1.40%, 4/1/26 (b)		2,150	1,901
Sirius XM Radio, Inc.,
3.88%, 9/1/31 (b)		1,450	1,123
Splunk, Inc.,
1.13%, 6/15/27		1,075	933
Spotify USA, Inc.,
0.00%, 3/15/26		1,190	1,017
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	575	559
Syngenta Finance NV,
4.89%, 4/24/25 (b)		$975	955

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio
	Face Amount (000)	Value (000)
Industrials (cont'd)
Uber Technologies, Inc.,
0.00%, 12/15/25	$1,060	$972
Var Energi ASA,
7.50%, 1/15/28 (b)	1,025	1,055
Verizon Communications, Inc.,
1.75%, 1/20/31	3,650	2,881
3.40%, 3/22/41	275	212
Vontier Corp.,
2.40%, 4/1/28	2,700	2,252
Warnermedia Holdings, Inc.,
4.28%, 3/15/32	1,750	1,553
5.05%, 3/15/42	925	780
5.39%, 3/15/62	1,400	1,142
		78,632
Utilities (2.1%)
Duke Energy Indiana LLC,
2.75%, 4/1/50	460	294
Enel Finance America LLC,
2.88%, 7/12/41 (b)	1,050	692
Eversource Energy,
5.13%, 5/15/33	650	641
Fells Point Funding Trust,
3.05%, 1/31/27 (b)	2,275	2,093
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)	1,400	1,156
Mississippi Power Co.,
3.95%, 3/30/28	2,325	2,189
NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52	1,350	890
Northern States Power Co.,
2.90%, 3/1/50	1,400	966
Public Service Enterprise Group, Inc.,
2.45%, 11/15/31	925	749
Southern California Edison Co.,
5.88%, 12/1/53	1,075	1,097
Virginia Electric & Power Co.,
2.95%, 11/15/51	1,375	922
		11,689
		147,112
Mortgages - Other (15.7%)
510 Asset Backed 2021-NPL1 Trust,
2.24%, 6/25/61 (b)(c)	1,538	1,421
Adjustable Rate Mortgage Trust,
5.50%, 6/25/35 (c)	32	31
Ajax Mortgage Loan Trust,
1.70%, 5/25/59 (b)(c)	1,335	1,169
2.35%, 9/25/65 (b)(c)	725	565
Alternative Loan Trust,
1 Month USD LIBOR + 0.36%, 5.51%, 5/25/47 (c)	68	59
		Face Amount (000)	Value (000)

Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 5.80%, 7/25/46 (c)		$94	$76
6.36%, 10/25/36 (c)		396	116
Banc of America Funding Trust,
5.25%, 7/25/37		12	11
BBCMS Mortgage Trust,
IO
0.64%, 12/15/55 (c)		18,424	712
Bear Stearns ARM Trust,
3.86%, 2/25/34 (c)		410	377
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (b)(c)		1,540	1,366
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (b)(c)		2,109	1,802
1.75%, 10/25/61 (b)(c)		2,183	1,910
BX Commercial Mortgage Trust, Class A,
Series 2023-VLT2 1 Month Term SOFR + 2.28%, 7.43%, 6/15/40 (b)(c)		2,050	2,047
Cascade Funding Mortgage Trust,
1.94%, 9/25/50 (b)(c)		2,598	2,368
3.73%, 6/25/36 (b)(c)		3,825	3,502
4.00%, 10/25/68 (b)(c)		2,036	1,926
CFMT 2022-HB8 LLC,
3.75%, 4/25/25 (b)(c)		2,650	2,431
CFMT LLC,
2.91%, 2/25/31 (b)(c)		3,800	3,497
3.25%, 9/25/37 (b)(c)		1,840	1,437
ChaseFlex Trust,
6.00%, 2/25/37		591	245
COLT 2021-RPL1 Trust,
1.67%, 9/25/61 (b)(c)		1,301	1,118
E-MAC NL 2004-I BV,
3 Month EURIBOR + 0.18%, 5.52%, 7/25/36 (c)	EUR	291	291
Eurosail-NL 2007-2 BV,
3 Month EURIBOR + 1.80%, 4.98%, 10/17/40 (c)		700	750
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 7/25/46 - 5/25/47		$952	827
3.50%, 5/25/45 - 5/25/47		356	317
3.85%, 5/25/45 (b)(c)		—@	—@
4.00%, 5/25/45		8	7
FMC GMSR Issuer Trust,
7.90%, 7/25/27 (b)		2,675	2,635
GCAT 2022-NQM3 Trust,
4.35%, 4/25/67 (b)(c)		4,418	4,221
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (b)(c)		3,320	3,088
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 3.73%, 3/22/43 (c)	EUR	287	271

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio
		Face Amount (000)	Value (000)
Mortgages - Other (cont'd)
Imperial Fund Mortgage Trust,
2.49%, 2/25/67 (b)(c)		$2,482	$2,163
JP Morgan Mortgage Trust,
4.40%, 6/25/37 (c)		51	40
6.00%, 6/25/37		—@	—@
Legacy Mortgage Asset Trust,
6.25%, 2/25/60 (b)(c)		1,906	1,874
Lehman Mortgage Trust,
6.50%, 9/25/37		623	224
NYMT Loan Trust,
2.94%, 10/25/60 (b)(c)		2,322	2,268
OBX Trust,
3.50%, 2/25/60 (b)(c)		366	321
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 6.15%, 3/12/61 (b)(c)		154	154
PMC PLS ESR Issuer LLC,
5.11%, 2/25/27 (b)(c)		1,975	1,878
Preston Ridge Partners Mortgage LLC,
1.74%, 9/25/26 (b)(c)		1,843	1,659
2.36%, 10/25/26 (b)(c)		2,031	1,891
5.56%, 6/25/27 (b)(c)		2,228	2,161
Sage AR Funding Holdings Ltd.,
3 Month GBP SONIA + 1.85%, 6.57%, 11/17/51 (b)(c)	GBP	3,625	4,131
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 - 2/25/59		$9,161	8,028
4.00%, 7/25/56 - 2/25/59 (b)(c)		2,392	2,178
4.25%, 8/25/59 - 11/25/60 (b)(c)		6,550	5,534
4.50%, 6/25/57		1,096	1,053
4.75%, 7/25/56 - 10/25/58 (b)(c)		2,701	2,435
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (b)(c)		2,015	1,831
Structured Asset Securities Corp., Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 7.00%, 5/25/47 (b)(c)		1,611	1,514
TDA 27 FTA,
3 Month EURIBOR + 0.19% , 3.77%, 12/28/50 (c)	EUR	1,163	1,065
TVC Mortgage Trust,
3.47%, 9/25/24 (b)		$7	7
VOLT CV LLC,
2.49%, 11/27/51 (b)(c)		1,540	1,423
VOLT XCIII LLC,
1.89%, 2/27/51 (b)(c)		1,709	1,580
VOLT XCIV LLC,
2.24%, 2/27/51 (b)(c)		2,104	1,944
			87,949
Municipal Bonds (0.8%)
Chicago O'Hare International Airport, IL, O’Hare International Airport Revenue,
Series 2010B 6.40%, 1/1/40		255	292
		Face Amount (000)	Value (000)

City of New York, NY,
Series G-1 5.97%, 3/1/36		$270	$294
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds,
Series A 6.18%, 1/1/34		477	520
Onondaga Civic Development Corp., NY,
3.07%, 12/1/55		2,925	1,999
University of Michigan, MI,
Series A 4.45%, 4/1/2122		1,645	1,431
			4,536
Sovereign (4.3%)
Dominican Republic International Bond,
5.88%, 1/30/60 (b)		700	544
13.63%, 2/3/33 (b)	DOP	117,700	2,652
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	1,018	618
Export-Import Bank of India,
3.25%, 1/15/30 (b)		$670	592
3.88%, 2/1/28 (b)		505	474
Indonesia Treasury Bond,
8.38%, 3/15/34	IDR	39,816,000	3,060
Ivory Coast Government International Bond,
4.88%, 1/30/32 (b)	EUR	1,360	1,159
KSA Sukuk Ltd.,
4.51%, 5/22/33 (b)		$1,675	1,648
Mexican Bonos,
Series M 7.75%, 5/29/31	MXN	82,500	4,562
Mexico Government International Bond,
3.25%, 4/16/30 (e)		$750	669
3.75%, 4/19/71		850	569
Petroleos Mexicanos,
6.70%, 2/16/32		2,727	2,076
Philippine Government International Bond,
4.20%, 3/29/47		420	362
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	22,750	1,068
8.25%, 3/31/32		92,280	4,122
			24,175
Supranational (0.2%)
Banque Ouest Africaine de Developpement,
2.75%, 1/22/33 (b)	EUR	270	215
4.70%, 10/22/31 (b)		$1,240	1,009
			1,224
Total Fixed Income Securities (Cost $604,211)			552,732

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio

	Shares	Value (000)
Short-Term Investments (19.7%)
Investment Company (11.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (g) (Cost $63,265)	63,265,191	$63,265
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (g) (Cost $2,526)	2,526,038	2,526

	Face Amount (000)

U.S. Treasury Securities (8.0%)
U.S. Treasury Bill,
5.01%, 11/30/23 (h)	$2,300	2,250
5.32%, 12/14/23 (h)	23,000	22,453
U.S. Treasury Note, 0.25%, 11/15/23	20,850	20,467
Total U.S. Treasury Securities (Cost $45,225)		45,170
Total Short-Term Investments (Cost $111,017)		110,961
Total Investments (118.1%) (Cost $715,228) Including $4,577 of Securities Loaned (i)(j)(k)		663,693
Liabilities in Excess of Other Assets (—18.1%)		(101,782)
Net Assets (100.0%)		$561,911

@	Face Amount/Value is less than $500.
(a)	Security is subject to delayed delivery.
(b)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2023.
(e)
All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2023, were approximately $4,577,000 and $4,659,000, respectively. The Fund received cash collateral of approximately $2,526,000, was
subsequently invested in a Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of approximately
$2,133,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(f)
Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

(g)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Funds"), an open-end management investment company managed by the Adviser. both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the
Liquidity Funds. For the nine months ended June 30, 2023, advisory fees paid were reduced by approximately $88,000 relating to the
Fund's investment in the Liquidity Funds.

(h)	Rate shown is the yield to maturity at June 30, 2023.
(i)
Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and an swap
agreement.

(j)
The Fund is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the
Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2023, the
Fund did not engage in any cross-trade transactions.

(k)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,085,000 and the aggregate gross unrealized depreciation is approximately
$55,186,000, resulting in net unrealized depreciation of approximately
$53,101,000.

CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	GBP	5,993		$7,581	8/10/23	$(32)
Barclays Bank PLC		$278	EUR	256	8/10/23	2
Barclays Bank PLC		$185	MXN	3,232	8/10/23	3
BNP Paribas SA	EUR	85		$93	7/5/23	— @
BNP Paribas SA		$93	EUR	85	8/10/23	— @
BNP Paribas SA		$50	GBP	39	8/10/23	— @
Citibank NA	EUR	618		$673	8/10/23	(2)
Goldman Sachs International		$1,398	NOK	14,762	8/10/23	(21)
JPMorgan Chase Bank NA	DOP	30,305		$550	8/10/23	6
JPMorgan Chase Bank NA	EUR	597		$648	8/10/23	(4)
JPMorgan Chase Bank NA		$35	CAD	46	8/10/23	— @
JPMorgan Chase Bank NA		$1,408	JPY	187,066	8/10/23	(104)
Royal Bank of Canada		$144	EUR	132	8/10/23	— @
UBS AG	CAD	4,625		$3,442	8/10/23	(51)
UBS AG	IDR	46,473,437		$3,149	8/10/23	51
UBS AG	MXN	63,428		$3,503	8/10/23	(177)
UBS AG		$22	CAD	30	8/10/23	— @
UBS AG		$11	CAD	15	8/10/23	— @
UBS AG		$177	EUR	159	8/10/23	(2)
UBS AG		$30	EUR	28	8/10/23	1
UBS AG		$66	GBP	52	8/10/23	1
UBS AG	ZAR	101,912		$5,490	8/10/23	95
Westpac Banking Corp.	EUR	5,674		$6,288	8/10/23	85
						$(149)

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2023:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	129	Sep-23		$25,800	$26,231	$(318)
U.S. Treasury 5 yr. Note (United States)	318	Sep-23		31,800	34,056	(592)
U.S. Treasury 10 yr. Note (United States)	127	Sep-23		12,700	14,258	(250)
U.S. Treasury Long Bond (United States)	342	Sep-23		34,200	43,402	(154)
U.S. Treasury Ultra Long Bond (United States)	189	Sep-23		18,900	25,745	317
U.S. Treasury 10 yr. Ultra Note (United States)	3	Sep-23		300	355	—@
Short:
EURO OAT Index (Germany)	11	Sep-23	EUR	(1,100)	(1,541)	(22)
Euro-Buxl 30 yr. Bond (Germany)	3	Sep-23		(300)	(457)	(24)
						$(1,043)

Credit Default Swap Agreements:
The Fund had the following credit default swap agreement open at June 30, 2023:
Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.S40	NR	Buy	5.00%	Quarterly	6/20/28	$11,900	$(347)	$26	$(374)

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Core Plus Fixed Income Portfolio

†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
@	Value is less than $500.

CAD —	Canadian Dollar
DOP —	Dominican Peso
EUR —	Euro
GBP —	British Pound
IDR —	Indonesian Rupiah
JPY —	Japanese Yen
MXN —	Mexican Peso
NOK —	Norwegian Krone
USD —	United States Dollar
ZAR —	South African Rand

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition*
Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	20.1%
Mortgages - Other	13.3
Commercial Mortgage-Backed Securities	12.4
Industrials	11.9
Asset-Backed Securities	10.6
Investment Company	9.6
Finance	8.6
U.S. Treasury Securities	6.8
Other**	6.7
Total Investments	100.0%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.
***
Does not include open long/short futures contracts with a value of approximately
$146,045,000 and total unrealized depreciation of approximately $1,043,000.
Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $149,000. Also does not include open swap agreements with net unrealized depreciation of approximately $374,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments
Corporate Bond Portfolio

		Face Amount (000)	Value (000)
Fixed Income Securities (96.8%)
Commercial Mortgage-Backed Securities (2.9%)
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 3.14%, 8.29%, 9/9/24 (a)(b)		$1,100	$1,102
J.P. Morgan Chase Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.18%, 7.33%, 9/15/39 (a)(b)		1,300	1,305
Taurus 2018-2 UK DAC,
3 Month GBP SONIA + 1.22%, 5.97%, 5/22/28 (b)	GBP	581	737
			3,144
Corporate Bonds (93.7%)
Finance (35.1%)
Ally Financial, Inc.,
5.75%, 11/20/25 (c)		$850	819
American International Group, Inc.,
5.13%, 3/27/33		330	322
American National Group LLC,
6.14%, 6/13/32 (a)		550	523
Assurant, Inc.,
6.10%, 2/27/26		300	301
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (a)		300	228
Aviation Capital Group LLC,
6.25%, 4/15/28 (a)		375	374
6.38%, 7/15/30 (a)		325	323
Banco de Credito e Inversiones SA,
2.88%, 10/14/31 (a)		200	166
Banco Santander SA,
1.72%, 9/14/27		1,000	869
Bank Hapoalim BM,
3.26%, 1/21/32 (a)		725	623
Bank of America Corp.,
3.85%, 3/8/37		800	685
4.38%, 4/27/28		425	408
4.57%, 4/27/33		2,450	2,305
Bank of Ireland Group PLC,
2.03%, 9/30/27 (a)		950	823
Bank of New York Mellon Corp.,
Series J
SOFR + 1.61%, 4.97%, 4/26/34		825	806
BBVA Bancomer SA,
5 Year CMT + 4.66%, 8.45%, 6/29/38 (a)		200	200
BPCE SA,
3.12%, 10/19/32 (a)		375	290
3.65%, 1/14/37 (a)		500	398
CaixaBank SA,
6.21%, 1/18/29 (a)		1,075	1,073
Capital One Financial Corp.,
6.38%, 6/8/34		650	646
Centene Corp.,
2.50%, 3/1/31		1,025	818
	Face Amount (000)	Value (000)

Charles Schwab Corp.,
5.85%, 5/19/34	$325	$330
Series G
5.38%, 6/1/25 (d)	650	624
CI Financial Corp.,
4.10%, 6/15/51	725	442
Citigroup, Inc.,
3.06%, 1/25/33	1,175	982
3.79%, 3/17/33	475	420
Coinbase Global, Inc.,
3.38%, 10/1/28 (a)	275	184
Corporate Office Properties LP,
2.75%, 4/15/31	850	647
Extra Space Storage LP,
3.90%, 4/1/29	750	684
5.70%, 4/1/28	325	325
F&G Annuities & Life, Inc.,
7.40%, 1/13/28 (a)	1,000	1,000
First-Citizens Bank & Trust Co.,
2.97%, 9/27/25	775	733
Global Atlantic Fin Co.,
4.40%, 10/15/29 (a)	1,100	929
Goldman Sachs Group, Inc.,
2.62%, 4/22/32	1,400	1,149
Grupo Aval Ltd.,
4.38%, 2/4/30 (a)	375	294
High Street Funding Trust I,
4.11%, 2/15/28 (a)	850	791
HSBC Holdings PLC,
1.59%, 5/24/27	375	331
3.97%, 5/22/30	525	472
Intact Financial Corp.,
5.46%, 9/22/32 (a)	825	823
Intesa Sanpaolo SpA,
1 Year CMT + 3.90%, 7.78%, 6/20/54 (a)	325	324
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	450	349
JPMorgan Chase & Co.,
4.57%, 6/14/30	450	433
SOFR + 1.85%, 5.35%, 6/1/34	1,850	1,865
KeyBank NA,
4.15%, 8/8/25	700	647
5.85%, 11/15/27	350	330
Lincoln National Corp.,
3.05%, 1/15/30 (c)	500	414
Macquarie Group Ltd.,
2.87%, 1/14/33 (a)	575	460
National Australia Bank Ltd.,
2.33%, 8/21/30 (a)	375	293
Nordea Bank Abp,
5.38%, 9/22/27 (a)	275	272
Radian Group, Inc.,
4.88%, 3/15/27	525	496

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
	Face Amount (000)	Value (000)
Finance (cont'd)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/1/31 (a)	$345	$280
Sabra Health Care LP,
3.20%, 12/1/31	600	448
Santander UK Group Holdings PLC,
6.83%, 11/21/26	625	627
Shinhan Bank Co. Ltd.,
4.00%, 4/23/29 (a)	875	798
SMBC Aviation Capital Finance DAC,
5.45%, 5/3/28 (a)	925	913
Stewart Information Services Corp.,
3.60%, 11/15/31	500	385
Synchrony Financial,
4.50%, 7/23/25	600	566
Synovus Financial Corp.,
5.20%, 8/11/25	475	453
Toronto-Dominion Bank,
8.13%, 10/31/82	1,000	1,018
Truist Financial Corp.,
SOFR + 2.36%, 5.87%, 6/8/34	950	951
U.S. Bancorp,
5.85%, 10/21/33	525	526
UBS Group AG,
9.02%, 11/15/33 (a)	550	660
UnitedHealth Group, Inc.,
5.20%, 4/15/63	225	225
5.88%, 2/15/53	225	250
Wells Fargo & Co.,
MTN
2.88%, 10/30/30	375	324
Westpac Banking Corp.,
2.67%, 11/15/35	225	173
		38,640
Industrials (50.3%)
AbbVie, Inc.,
4.05%, 11/21/39	250	218
4.40%, 11/6/42	175	157
Adventist Health System,
5.43%, 3/1/32	700	694
Alaska Airlines 2020-1 Class A Pass-Through Trust,
4.80%, 2/15/29 (a)	1,025	986
Alibaba Group Holding Ltd.,
2.70%, 2/9/41	240	160
Amazon.com, Inc.,
3.10%, 5/12/51	425	317
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	650	622
Arches Buyer, Inc.,
4.25%, 6/1/28 (a)	325	283
	Face Amount (000)	Value (000)

Ashtead Capital, Inc.,
5.55%, 5/30/33 (a)	$725	$707
AT&T, Inc.,
3.55%, 9/15/55	1,027	720
4.50%, 5/15/35	525	483
Baidu, Inc.,
1.72%, 4/9/26	450	404
BAT Capital Corp.,
2.26%, 3/25/28	575	493
3.73%, 9/25/40	250	178
4.74%, 3/16/32	350	319
Berry Global, Inc.,
5.50%, 4/15/28 (a)	375	369
Boeing Co.,
2.95%, 2/1/30	675	587
3.25%, 2/1/35	600	487
BP Capital Markets America, Inc.,
4.89%, 9/11/33	300	297
BP Capital Markets PLC,
4.88%, 3/22/30 (d)	550	502
Broadcom, Inc.,
3.19%, 11/15/36 (a)	425	321
Brunswick Corp.,
5.10%, 4/1/52	425	316
CBRE Services, Inc.,
5.95%, 8/15/34	675	667
Cedars-Sinai Health System,
Series 2021
2.29%, 8/15/31	620	508
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	1,075	1,070
Cemex SAB de CV,
9.13%, 3/14/28 (a)(d)	400	406
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31	275	221
3.50%, 3/1/42	500	335
5.13%, 7/1/49	500	394
Cheniere Energy Partners LP,
5.95%, 6/30/33 (a)	250	251
Ciena Corp.,
4.00%, 1/31/30 (a)	300	262
Comcast Corp.,
2.94%, 11/1/56	325	212
3.75%, 4/1/40	575	485
CommonSpirit Health,
6.07%, 11/1/27	575	586
Continental Resources, Inc.,
2.88%, 4/1/32 (a)	875	673
CVS Health Corp.,
1.75%, 8/21/30	375	299
5.88%, 6/1/53	325	334

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
		Face Amount (000)	Value (000)
Industrials (cont'd)
Dell International LLC/EMC Corp.,
3.45%, 12/15/51 (a)		$500	$336
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.75%, 10/20/28 (a)		875	850
Diamondback Energy, Inc.,
3.13%, 3/24/31		600	514
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52		585	407
DuPont de Nemours, Inc.,
5.32%, 11/15/38		225	223
Electricite de France SA,
6.25%, 5/23/33 (a)		350	356
Enbridge, Inc.,
2.50%, 8/1/33		350	274
5.70%, 3/8/33		500	507
Enterprise Products Operating LLC,
3.30%, 2/15/53		375	268
5.35%, 1/31/33		175	178
EQT Corp.,
5.70%, 4/1/28		575	568
Ferrellgas LP/Ferrellgas Finance Corp.,
5.88%, 4/1/29 (a)		325	273
Fidelity National Information Services, Inc.,
2.25%, 3/1/31		600	479
Ford Motor Credit Co. LLC,
GMTN
4.39%, 1/8/26		315	298
Fortune Brands Innovations, Inc.,
5.88%, 6/1/33		625	626
Foundry JV Holdco LLC,
5.88%, 1/25/34 (a)		425	424
General Motors Co.,
6.60%, 4/1/36		325	334
6.75%, 4/1/46		125	127
General Motors Financial Co., Inc.,
5.80%, 6/23/28		650	648
Glencore Funding LLC,
2.50%, 9/1/30 (a)(c)		600	492
Global Partners LP/GLP Finance Corp.,
7.00%, 8/1/27		275	267
Grifols SA,
2.25%, 11/15/27 (a)	EUR	310	307
Hanesbrands, Inc.,
9.00%, 2/15/31 (a)(c)		$250	252
HCA, Inc.,
4.63%, 3/15/52 (a)		575	473
HF Sinclair Corp.,
5.88%, 4/1/26		500	502
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (a)		300	280
Hyundai Capital America,
3.00%, 2/10/27 (a)(c)		1,200	1,095
	Face Amount (000)	Value (000)

Imperial Brands Finance PLC,
6.13%, 7/27/27 (a)	$400	$401
Intel Corp.,
3.25%, 11/15/49	300	212
5.90%, 2/10/63	300	310
International Business Machines Corp.,
2.85%, 5/15/40	275	202
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27 (a)	550	482
JDE Peet's NV,
1.38%, 1/15/27 (a)	875	760
JetBlue Pass Through Trust,
Series AA
2.75%, 11/15/33	421	359
Kohl's Corp.,
4.63%, 5/1/31	375	261
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	400	326
3.15%, 10/15/31	450	338
Level 3 Financing, Inc.,
3.40%, 3/1/27 (a)	625	531
Lithia Motors, Inc.,
3.88%, 6/1/29 (a)	325	283
Lowe's Cos., Inc.,
5.80%, 9/15/62	450	445
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (a)(c)	405	361
Marriott International, Inc.,
Series HH
2.85%, 4/15/31	1,075	905
McCormick & Co., Inc.,
4.95%, 4/15/33	600	589
Meta Platforms, Inc.,
5.75%, 5/15/63	350	363
Micron Technology, Inc.,
5.88%, 9/15/33	725	719
Midwest Connector Capital Co. LLC,
4.63%, 4/1/29 (a)	600	549
Minsur SA,
4.50%, 10/28/31 (a)	200	176
National Fuel Gas Co.,
2.95%, 3/1/31	1,036	830
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (a)	1,125	1,029
Newell Brands, Inc.,
4.70%, 4/1/26	700	658
Nissan Motor Acceptance Co. LLC,
1.85%, 9/16/26 (a)	650	552
NOVA Chemicals Corp.,
4.88%, 6/1/24 (a)	300	293
NXP BV/NXP Funding LLC/NXP USA, Inc.,
2.65%, 2/15/32	375	304
5.00%, 1/15/33	235	226

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
		Face Amount (000)	Value (000)
Industrials (cont'd)
Occidental Petroleum Corp.,
7.50%, 5/1/31		$600	$656
ONEOK, Inc.,
3.10%, 3/15/30		650	559
3.40%, 9/1/29		275	240
Oracle Corp.,
3.60%, 4/1/50		1,150	822
3.85%, 7/15/36		225	188
Peloton Interactive, Inc.,
0.00%, 2/15/26		415	317
Penske Truck Leasing Co. LP/PTL Finance Corp.,
6.20%, 6/15/30 (a)		600	604
Permian Resources Operating LLC,
5.88%, 7/1/29 (a)		300	283
Pfizer Investment Enterprises Pte. Ltd.,
5.30%, 5/19/53		475	494
Philip Morris International, Inc.,
5.38%, 2/15/33		300	299
Q-Park Holding I BV,
1.50%, 3/1/25 (a)	EUR	150	157
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (a)		$300	248
Rogers Communications, Inc.,
4.55%, 3/15/52 (a)		675	543
Sabine Pass Liquefaction LLC,
4.50%, 5/15/30		575	547
Sigma Alimentos SA de CV,
4.13%, 5/2/26		450	430
Silgan Holdings, Inc.,
1.40%, 4/1/26 (a)		500	442
Sirius XM Radio, Inc.,
3.88%, 9/1/31 (a)		600	465
Smithfield Foods, Inc.,
3.00%, 10/15/30 (a)		850	667
Sodexo, Inc.,
2.72%, 4/16/31 (a)		675	559
Standard Industries, Inc.,
2.25%, 11/21/26 (a)	EUR	100	97
Syngenta Finance NV,
4.89%, 4/24/25 (a)		$300	294
T-Mobile USA, Inc.,
2.25%, 11/15/31		400	320
Tencent Holdings Ltd.,
2.39%, 6/3/30 (a)		200	166
3.60%, 1/19/28 (a)		500	466
3.98%, 4/11/29 (a)		300	279
Transportadora de Gas Internacional SA ESP,
5.55%, 11/1/28 (a)		400	387
United Airlines Pass-Through Trust,
Series 2023-1
5.80%, 7/15/37		600	612
	Face Amount (000)	Value (000)

Var Energi ASA,
7.50%, 1/15/28 (a)	$600	$618
Verizon Communications, Inc.,
1.75%, 1/20/31	1,025	809
3.40%, 3/22/41	300	232
VICI Properties LP/VICI Note Co., Inc.,
3.88%, 2/15/29 (a)	1,100	966
Warnermedia Holdings, Inc.,
5.05%, 3/15/42	325	274
5.39%, 3/15/62	700	571
Williams Cos., Inc.,
5.30%, 8/15/52	600	554
		55,310
Utilities (8.3%)
AEP Transmission Co. LLC,
5.40%, 3/15/53	475	489
Calpine Corp.,
5.13%, 3/15/28 (a)	300	268
Cleveland Electric Illuminating Co.,
4.55%, 11/15/30 (a)	250	236
Dominion Energy, Inc.,
5.38%, 11/15/32	400	402
DTE Electric Co.,
3.95%, 3/1/49	450	371
Duke Energy Corp.,
5.00%, 8/15/52	350	320
Duke Energy Indiana LLC,
2.75%, 4/1/50	330	211
EDP Finance BV,
6.30%, 10/11/27 (a)	700	719
Enel Finance America LLC,
2.88%, 7/12/41 (a)	500	329
Entergy Texas, Inc.,
3.55%, 9/30/49	200	148
Eversource Energy,
5.13%, 5/15/33	250	247
Fells Point Funding Trust,
3.05%, 1/31/27 (a)	600	552
Georgia Power Co.,
4.95%, 5/17/33	550	543
Interstate Power and Light Co.,
2.30%, 6/1/30	300	250
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (a)	375	310
Metropolitan Edison Co.,
5.20%, 4/1/28 (a)	325	322
New England Power Co.,
5.94%, 11/25/52 (a)	200	209
NextEra Energy Capital Holdings, Inc.,
3.00%, 1/15/52	475	313
Northern States Power Co.,
2.90%, 3/1/50	350	242
Pacific Gas & Electric Co.,
3.30%, 8/1/40	375	253

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
	Face Amount (000)	Value (000)
Utilities (cont'd)
PacifiCorp,
4.15%, 2/15/50	$650	$504
PECO Energy Co.,
3.05%, 3/15/51	425	295
Pennsylvania Electric Co.,
5.15%, 3/30/26 (a)	300	296
Public Service Co. of Colorado,
5.25%, 4/1/53	100	96
Public Service Enterprise Group, Inc.,
2.45%, 11/15/31	350	283
Southern California Edison Co.,
4.00%, 4/1/47	250	199
5.88%, 12/1/53	275	281
Virginia Electric & Power Co.,
2.45%, 12/15/50	275	165
2.95%, 11/15/51	375	251
		9,104
		103,054
Sovereign (0.2%)
Petroleos Mexicanos,
10.00%, 2/7/33 (a)(c)	298	273
Total Fixed Income Securities (Cost $112,447)		106,471

	Shares
Short-Term Investments (3.7%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (e) (Cost $274)	274,475	274
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (e) (Cost $1,978)	1,978,035	1,978

	Face Amount (000)	Value (000)

U.S. Treasury Security (1.7%)
U.S. Treasury Bill, 5.01%, 11/30/23 (f)(g) (Cost $1,828)	$1,865	$1,825
Total Short-Term Investments (Cost $4,080)		4,077
Total Investments (100.5%) (Cost $116,527) Including $2,588 of Securities Loaned (h)(i)(j)		110,548
Liabilities in Excess of Other Assets (—0.5%)		(530)
Net Assets (100.0%)		$110,018

(a)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)
All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2023, were approximately $2,588,000 and $2,638,000, respectively. The Fund received cash collateral of approximately $1,978,000, was
subsequently invested in a Morgan Stanley Institutional Liquidity Funds -
Government Portfolio - Institutional Class as reported in the Portfolio of
Investments. The remaining collateral of approximately $660,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the
Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)
Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

(e)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Funds"), an open-end management investment company managed by the Adviser. both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the
Liquidity Funds. For the nine months ended June 30, 2023, advisory fees paid were reduced by approximately $2,000 relating to the
Fund's investment in the Liquidity Funds.

(f)	Rate shown is the yield to maturity at June 30, 2023.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)	Securities are available for collateral in connection with, purchase of open foreign currency forward exchange contracts and open futures contracts.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio
(i)
The Fund is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the
Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2023, the
Fund did not engage in any cross-trade transactions.

(j)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,010,000 and the aggregate gross unrealized depreciation is approximately
$6,836,000, resulting in net unrealized depreciation of approximately
$5,826,000.

CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Corporate Bond Portfolio

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	GBP	580	$734	8/10/23	$(3)
Westpac Banking Corp.	EUR	524	$581	8/10/23	8
					$5

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2023:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	55	Sep-23		$11,000	$11,184	$(101)
U.S. Treasury Long Bond (United States)	80	Sep-23		8,000	10,152	(46)
U.S. Treasury Ultra Long Bond (United States)	39	Sep-23		3,900	5,313	58
Short:
German Euro-Bobl Index (Germany)	1	Sep-23	EUR	(100)	(126)	1
German Euro-Bund Index (Germany)	1	Sep-23		(100)	(146)	—@
U.S. Treasury 5 yr. Note (United States)	33	Sep-23		$(3,300)	(3,534)	35
U.S. Treasury 10 yr. Note (United States)	62	Sep-23		(6,200)	(6,960)	115
U.S. Treasury 10 yr. Ultra Note (United States)	86	Sep-23		(8,600)	(10,186)	86
						$148

@	Value is less than $500.

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition*
Classification	Percentage of Total Investments
Industrials	50.9%
Finance	35.6
Utilities	8.4
Other**	5.1
Total Investments	100.0%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.
***
Does not include open long futures contracts with a value of approximately
$47,601,000 and net unrealized appreciation of approximately $148,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $5,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments
Discovery Portfolio

	Shares	Value (000)
Common Stocks (94.6%)
Biotechnology (2.0%)
Intellia Therapeutics, Inc. (a)	109,666	$4,472
ProKidney Corp. (a)(b)	500,425	5,600
Roivant Sciences Ltd. (a)	1,003,512	10,115
		20,187
Broadline Retail (8.1%)
Coupang, Inc. (Korea, Republic of) (a)	962,093	16,740
Global-e Online Ltd. (Israel) (a)	1,635,663	66,964
		83,704
Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	2,103,065	3,912
Commercial Services & Supplies (0.4%)
Aurora Innovation, Inc. (a)	1,391,510	4,091
Entertainment (5.1%)
ROBLOX Corp., Class A (a)	1,302,266	52,481
Financial Services (10.3%)
Adyen NV (Netherlands) (a)	29,216	50,592
Affirm Holdings, Inc. (a)(b)	2,653,697	40,681
Toast, Inc., Class A (a)	701,546	15,834
		107,107
Ground Transportation (1.8%)
Grab Holdings Ltd., Class A (Singapore) (a)	5,301,078	18,183
Health Care Equipment & Supplies (0.3%)
Penumbra, Inc. N (a)	8,975	3,088
Health Care Providers & Services (3.2%)
Agilon health, Inc. (a)	1,903,633	33,009
Health Care Technology (3.7%)
Doximity, Inc., Class A (a)	1,124,649	38,261
Hotels, Restaurants & Leisure (6.1%)
DoorDash, Inc., Class A (a)	832,014	63,583
Information Technology Services (7.3%)
Cloudflare, Inc., Class A (a)	1,162,522	75,994
Leisure Products (1.4%)
Peloton Interactive, Inc., Class A (a)	1,933,030	14,865
Life Sciences Tools & Services (5.4%)
10X Genomics, Inc., Class A (a)	184,389	10,296
Illumina, Inc. (a)	243,451	45,645
		55,941
Media (8.4%)
Trade Desk, Inc., Class A (a)	1,121,210	86,580
Pharmaceuticals (4.4%)
Royalty Pharma PLC, Class A (United Kingdom)	1,496,750	46,010
Semiconductors & Semiconductor Equipment (0.2%)
Enphase Energy, Inc. (a)	10,971	1,837
Software (16.0%)
Bill Holdings, Inc. (a)	403,683	47,170
Gitlab, Inc., Class A (a)(b)	548,577	28,038
HubSpot, Inc. (a)	29,945	15,934
MicroStrategy, Inc., Class A (a)(b)	21,755	7,449
Procore Technologies, Inc. (a)	397,295	25,852
Samsara, Inc., Class A (a)	1,481,885	41,063
		165,506
	Shares	Value (000)
Specialty Retail (10.1%)
Carvana Co. (a)	622,358	$16,132
Chewy, Inc., Class A (a)	1,209,430	47,736
Floor & Decor Holdings, Inc., Class A (a)	239,045	24,851
Wayfair, Inc., Class A (a)	248,060	16,126
		104,845
Total Common Stocks (Cost $1,233,182)		979,184
Preferred Stock (2.4%)
Software (2.4%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $31,810; acquired 8/31/21)	432,882	24,873
Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $27,139)	785,961	15,082

No. of Warrants
Warrants (0.0%)‡
Chemicals (0.0%)‡
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $655)	196,782	52

	Shares
Short-Term Investments (3.4%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e) (Cost $20,148)	20,147,732	20,148
Securities held as Collateral on Loaned Securities (1.4%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e)	13,526,304	13,526

Face Amount (000)

Repurchase Agreements (0.1%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $236; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $240)	236	236

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Discovery Portfolio
	Face Amount (000)	Value (000)
Short-Term Investments (cont'd)
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $501; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $511)	$ 501	$501
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $401; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $409)	401	401
		1,138
Total Securities held as Collateral on Loaned Securities (Cost $14,664)		14,664
Total Short-Term Investments (Cost $34,812)		34,812
Total Investments Excluding Purchased Options (101.8%) (Cost $1,327,598)		1,054,003
Total Purchased Options Outstanding (0.3%) (Cost $4,694)		2,952
Total Investments (102.1%) (Cost $1,332,292) Including $16,035 of Securities Loaned (f)(g)(h)(i)		1,056,955
Liabilities in Excess of Other Assets (—2.1%)		(21,564)
Net Assets (100.0%)		$1,035,391

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)
All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at June 30, 2023, were approximately $16,035,000 and $16,264,000, respectively. The Fund received cash collateral of approximately $14,664,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley
Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional
Class The remaining collateral of approximately $1,600,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the
Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand. All or a portion of this security was on loan.

(c)
Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
(“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30,
2023 amounts to approximately $24,873,000 and represents 2.4% of net assets.

(d)
At June 30, 2023, the  Trust held fair valued securities valued at approximately $24,873,000, representing 2.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.

(e)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Treasury Securities Portfolio - (the
"Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30,
2023, advisory fees paid were reduced by approximately $35,000 relating to the Fund's investment in the Liquidity Funds.

(f)
The Trust is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule").
Each cross-trade is executed at the current market price in compliance with provisions of the Rule.  June 30, 2023, the Trust did not engage in any cross-trade transactions.

(g)	Securities are available for collateral in connection with purchased options.
(h)
The approximate fair value and percentage of net assets,
$50,592,000 and 4.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Consolidated Portfolio of
Investments.

(i)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $107,705,000 and the aggregate gross unrealized depreciation is approximately
$383,042,000, resulting in net unrealized
approximatelydepreciation of $275,337,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Discovery Portfolio

Call Options Purchased:
The Fund had the following call options purchased open at June 30, 2023:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	202,038,446	$202,038	$1,315	$ 951	$ 364
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul–23	279,968,319	279,968	55	1,391	(1,336)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug–23	309,556,026	309,556	218	1,382	(1,164)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	226,694,072	226,694	1,363	959	404
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	2,378,602	2,379	1	11	(10)
							$2,952	$4,694	$(1,742)

CNH	— Chinese Yuan Renminbi Offshore
USD	— United States Dollar.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	22.3%
Software	18.1
Financial Services	10.1
Specialty Retail	9.9
Media	8.2
Broadline Retail	7.9
Information Technology Services	7.2
Hotels, Restaurants & Leisure	6.0
Life Sciences Tools & Services	5.3
Entertainment	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments
Dynamic Value Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Aerospace & Defense (0.8%)
Huntington Ingalls Industries, Inc.	2,301	$524
Textron, Inc.	7,602	514
		1,038
Automobiles (0.9%)
General Motors Co.	14,655	565
Harley-Davidson, Inc.	15,944	562
		1,127
Banks (5.5%)
Citizens Financial Group, Inc.	36,213	944
Comerica, Inc.	23,280	986
KeyCorp	99,648	921
New York Community Bancorp, Inc.	92,034	1,034
Popular, Inc.	16,234	983
Western Alliance Bancorp	26,553	968
Zions Bancorp NA	35,131	944
		6,780
Biotechnology (1.5%)
Gilead Sciences, Inc.	12,052	929
United Therapeutics Corp. (a)	4,244	937
		1,866
Broadline Retail (0.5%)
Macy's, Inc.	20,167	324
Nordstrom, Inc.	16,727	342
		666
Building Products (1.7%)
Builders FirstSource, Inc. (a)	3,950	537
Hayward Holdings, Inc. (a)	44,424	571
Masterbrand, Inc. (a)	43,673	508
Owens Corning	4,042	527
		2,143
Capital Markets (3.5%)
Affiliated Managers Group, Inc.	5,012	751
Bank of New York Mellon Corp.	16,585	738
Invesco Ltd.	44,441	747
State Street Corp.	10,037	735
Stifel Financial Corp.	12,382	739
Virtu Financial, Inc., Class A	39,862	681
		4,391
Chemicals (2.2%)
Celanese Corp.	4,025	466
CF Industries Holdings, Inc.	6,080	422
LyondellBasell Industries NV, Class A	4,908	451
Mosaic Co.	12,478	437
Olin Corp.	9,011	463
Westlake Corp.	3,918	468
		2,707
Construction & Engineering (0.4%)
MDU Resources Group, Inc.	24,752	518
Consumer Finance (3.0%)
Ally Financial, Inc.	26,624	719
Capital One Financial Corp.	6,760	739
Discover Financial Services	6,339	741
	Shares	Value (000)
OneMain Holdings, Inc.	17,172	$750
Synchrony Financial	22,458	762
		3,711
Consumer Staples Distribution & Retail (1.7%)
Kroger Co.	15,215	715
Performance Food Group Co. (a)	12,545	756
Walgreens Boots Alliance, Inc.	21,696	618
		2,089
Containers & Packaging (1.1%)
Berry Global Group, Inc.	6,960	448
International Paper Co.	13,965	444
WestRock Co.	15,458	449
		1,341
Diversified Consumer Services (0.6%)
ADT, Inc.	59,924	361
H&R Block, Inc.	11,004	351
		712
Diversified REITs (0.6%)
Starwood Property Trust, Inc. REIT	38,119	740
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	121,557	1,939
Electric Utilities (3.6%)
Edison International	10,646	739
Evergy, Inc.	12,588	736
Hawaiian Electric Industries, Inc.	19,958	723
OGE Energy Corp. (a)	20,307	729
PG&E Corp. (a)	43,063	744
Pinnacle West Capital Corp.	8,925	727
		4,398
Electrical Equipment (0.8%)
Acuity Brands, Inc.	3,061	499
Sensata Technologies Holding PLC	11,298	509
		1,008
Electronic Equipment, Instruments & Components (1.5%)
Arrow Electronics, Inc. (a)	3,232	463
Avnet, Inc.	9,333	471
Jabil, Inc.	4,231	456
TD SYNNEX Corp.	4,624	435
		1,825
Financial Services (2.5%)
Corebridge Financial, Inc.	44,441	785
Equitable Holdings, Inc.	27,837	756
MGIC Investment Corp.	48,003	758
New Residential Investment Corp. REIT	79,400	742
		3,041
Food Products (3.6%)
Archer-Daniels-Midland Co.	10,158	768
Bunge Ltd.	8,133	767
Conagra Brands, Inc.	21,866	737
Kraft Heinz Co.	20,681	734
Post Holdings, Inc. (a)	8,789	762
Seaboard Corp.	206	733
		4,501

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Dynamic Value Portfolio
	Shares	Value (000)
Gas Utilities (0.6%)
National Fuel Gas Co.	14,421	$741
Ground Transportation (1.2%)
Hertz Global Holdings, Inc. (a)	20,277	373
Ryder System, Inc.	4,395	373
U-Haul Holding Co.	14,293	755
		1,501
Health Care (0.4%)
Medical Properties Trust, Inc. REIT	48,467	449
Health Care Equipment & Supplies (1.0%)
Integra LifeSciences Holdings Corp. (a)	15,164	624
QuidelOrtho Corp. (a)	7,168	594
		1,218
Health Care Providers & Services (5.1%)
Centene Corp. (a)	9,202	621
Cigna Group	2,232	626
CVS Health Corp.	8,868	613
Elevance Health, Inc.	1,364	606
Enhabit, Inc. (a)	49,849	573
Laboratory Corp. of America Holdings	2,637	636
Molina Healthcare, Inc. (a)	2,187	659
Premier, Inc., Class A	22,431	621
Tenet Healthcare Corp. (a)	7,873	641
Universal Health Services, Inc., Class B	4,128	651
		6,247
Hotel & Resort REITs (0.7%)
Host Hotels & Resorts, Inc. REIT	26,101	439
Park Hotels & Resorts, Inc. REIT	34,461	442
		881
Hotels, Restaurants & Leisure (1.8%)
Boyd Gaming Corp.	5,394	374
Marriott Vacations Worldwide Corp.	2,905	357
MGM Resorts International (a)	8,548	375
Penn Entertainment, Inc. (a)	15,091	363
Six Flags Entertainment Corp. (a)	13,315	346
Travel & Leisure Co.	9,060	365
		2,180
Household Durables (0.9%)
Lennar Corp., Class B	2,098	237
Mohawk Industries, Inc. (a)	2,206	228
Newell Brands, Inc.	27,357	238
Pulte Group, Inc.	2,976	231
Toll Brothers, Inc. (a)	2,949	233
		1,167
Household Products (0.6%)
Reynolds Consumer Products, Inc.	27,864	787
Independent Power & Renewable Electricity Producers (0.6%)
Vistra Corp.	29,594	777
Industrial Conglomerates (0.4%)
3M Co.	4,959	496
Information Technology Services (2.0%)
Akamai Technologies, Inc. (a)	3,084	277
Amdocs Ltd.	2,872	284
Cognizant Technology Solutions Corp., Class A	4,306	281
	Shares	Value (000)
DXC Technology Co. (a)	10,093	$270
EPAM Systems, Inc. (a)	1,264	284
GoDaddy, Inc., Class A (a)	3,770	283
International Business Machines Corp.	2,043	273
Kyndryl Holdings, Inc. (a)	20,860	277
Thoughtworks Holding, Inc. (a)	36,766	278
		2,507
Insurance (3.3%)
American International Group, Inc.	8,803	507
CNA Financial Corp.	12,959	500
F&G Annuities & Life, Inc.	22,973	569
Fidelity National Financial, Inc.	14,335	516
Hartford Financial Services Group, Inc.	7,013	505
Loews Corp.	8,497	505
Principal Financial Group, Inc.	6,758	513
Unum Group	10,840	517
		4,132
Life Sciences Tools & Services (0.8%)
Avantor, Inc. (a)	47,143	968
Machinery (2.5%)
AGCO Corp.	3,753	493
Allison Transmission Holdings, Inc.	9,469	535
Cummins, Inc.	2,156	528
Gates Industrial Corp. PLC (a)	38,258	516
PACCAR, Inc.	6,416	537
Timken Co.	5,788	530
		3,139
Media (6.8%)
Altice USA, Inc., Class A (a)	370,289	1,118
Charter Communications, Inc., Class A (a)	2,618	962
Comcast Corp., Class A	21,351	887
DISH Network Corp., Class A (a)	135,226	891
Fox Corp., Class A	26,179	890
Fox Corp., Class B	28,007	893
Liberty Media Corp.-Liberty SiriusXM, Class A (a)	28,691	942
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	28,790	942
Nexstar Media Group, Inc., Class A	5,367	894
		8,419
Metals & Mining (1.1%)
Cleveland-Cliffs, Inc. (a)	27,221	456
Steel Dynamics, Inc.	4,289	467
United States Steel Corp.	18,818	471
		1,394
Office REITs (1.8%)
Boston Properties, Inc. REIT	8,021	462
Cousins Properties, Inc. REIT	20,131	459
Douglas Emmett, Inc. REIT	34,488	434
Highwoods Properties, Inc. REIT	19,405	464
Kilroy Realty Corp. REIT	14,459	435
		2,254
Oil, Gas & Consumable Fuels (6.7%)
Antero Resources Corp. (a)	46,296	1,066

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Dynamic Value Portfolio
	Shares	Value (000)
EQT Corp.	25,522	$1,050
HF Sinclair Corp.	22,504	1,004
Marathon Oil Corp.	43,204	994
Marathon Petroleum Corp.	8,900	1,038
Ovintiv, Inc.	26,970	1,027
Phillips 66	10,646	1,015
Valero Energy Corp.	8,907	1,045
		8,239
Passenger Airlines (0.6%)
American Airlines Group, Inc. (a)	22,166	398
Delta Air Lines, Inc. (a)	8,419	400
		798
Personal Care Products (0.7%)
Olaplex Holdings, Inc. (a)	222,670	828
Pharmaceuticals (6.0%)
Bristol-Myers Squibb Co.	14,317	916
Elanco Animal Health, Inc. (a)	93,213	938
Jazz Pharmaceuticals PLC (a)	7,347	911
Organon & Co.	45,155	940
Perrigo Co. PLC	27,742	942
Pfizer, Inc.	24,086	883
Royalty Pharma PLC, Class A (United Kingdom)	30,200	928
Viatris, Inc.	93,121	929
		7,387
Professional Services (1.4%)
Concentrix Corp.	2,902	234
Dun & Bradstreet Holdings, Inc.	21,513	249
Jacobs Solutions, Inc.	2,086	248
Leidos Holdings, Inc.	2,793	247
ManpowerGroup, Inc.	3,092	246
Robert Half International, Inc.	3,334	251
Science Applications International Corp.	2,209	248
		1,723
Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc. (a)	1,776	277
Residential REITs (0.4%)
Apartment Income Corp. REIT	12,100	437
Retail (0.7%)
Brixmor Property Group, Inc. REIT	20,376	448
Spirit Realty Capital, Inc. REIT	11,066	436
		884
Semiconductors & Semiconductor Equipment (2.7%)
Analog Devices, Inc.	2,884	562
Cirrus Logic, Inc. (a)	7,037	570
Microchip Technology, Inc.	6,445	577
MKS Instruments, Inc.	5,188	561
QUALCOMM, Inc.	4,603	548
Skyworks Solutions, Inc.	5,125	567
		3,385
Software (1.4%)
AppLovin Corp., Class A (a)	11,670	300
Dropbox, Inc., Class A (a)	10,649	284
Gen Digital, Inc.	14,903	276
NCR Corp. (a)	11,103	280
	Shares	Value (000)
RingCentral, Inc., Class A (a)	8,328	$273
Zoom Video Communications, Inc., Class A (a)	4,054	275
		1,688
Specialized REITs (0.4%)
EPR Properties REIT	9,753	456
Specialty Retail (1.6%)
Advance Auto Parts, Inc.	4,504	317
AutoNation, Inc. (a)	2,058	339
Lithia Motors, Inc., Class A	1,118	340
Penske Automotive Group, Inc.	2,001	333
Victoria's Secret & Co. (a)	16,781	292
Williams-Sonoma, Inc. (a)	2,581	323
		1,944
Tech Hardware, Storage & Peripherals (1.1%)
Dell Technologies, Inc., Class C	8,890	481
Hewlett Packard Enterprise Co.	26,275	442
HP, Inc.	14,826	455
		1,378
Textiles, Apparel & Luxury Goods (0.4%)
Capri Holdings, Ltd. (Virgin Islands, British) (a)	6,126	220
PVH Corp.	2,711	230
		450
Trading Companies & Distributors (1.7%)
Air Lease Corp.	12,249	513
Core & Main, Inc., Class A (a)	17,394	545
United Rentals, Inc.	1,218	542
WESCO International, Inc.	2,926	524
		2,124
Total Common Stocks (Cost $118,826)		117,796
Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (b) (Cost $5,670)	5,669,804	5,670
Total Investments (99.8%) (Cost $124,496)(c)(d)(e)		123,466
Other Assets in Excess of Liabilities (0.2%)		232
Net Assets (100.0%)		$123,698

(a)	Non-income producing security.
(b)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2023, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the
Liquidity Funds.

(c)
The Fund is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the
Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2023, the
Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Dynamic Value Portfolio
(d)	Securities are available for collateral in connection with purchase of swap agreements.
(e)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,027,000 and the aggregate gross unrealized depreciation is approximately
$8,035,000, resulting in net unrealized depreciation of approximately
$1,008,000.

REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Dynamic Value Portfolio

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at June 30, 2023:
Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	JPM Russell 1000 Anti-Value Index††	Pay	SOFR + 0.15%	Quarterly	6/25/24	$18,282	$(412)	$—	$(412)
JPMorgan Chase Bank NA	JPM Russell 1000 Value Index††	Pay	SOFR + 0.15%	Quarterly	6/25/24	24,303	434	—	434
							$22	$—	$22

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with JPM Russell 1000 Anti-Value Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Anti-Value Index
Align Technology, Inc.	120	$43	0.52%
Alteryx, Inc. - Class A	917	42	0.51
Amphenol Corp. - Class A	490	42	0.51
Aon PLC - Class A	121	42	0.51
Apple, Inc.	216	42	0.51
Arista Networks, Inc.	263	43	0.52
Azek Co., Inc.	1,449	44	0.53
Burlington Stores, Inc.	267	42	0.51
Coinbase Global, Inc. - Class A	685	49	0.60
Confluent, Inc. - Class A	1,187	42	0.51
Datadog, Inc. - Class A	429	42	0.51
Doordash, Inc. - Class A	545	42	0.51
Doximity, Inc. - Class A	1,261	43	0.52
Draftkings, Inc. - Class A	1,600	42	0.52
Floor & Decor Holdings, Inc. - Class A	413	43	0.52
Freshpet, Inc.	639	42	0.51
Frontier Communications Parent, Inc.	2,372	44	0.54
Grocery Outlet Holding Corp.	1,424	43	0.53
Intuitive Surgical, Inc.	123	42	0.51
Lattice Semiconductor Corp.	462	44	0.54
Madison Square Garden Sports Corp.	225	42	0.51
Manhattan Associates, Inc.	209	42	0.51
Martin Marietta Materials	92	42	0.52
Mongodb, Inc.	106	44	0.53
Monolithic Power Systems, Inc.	78	42	0.51
Motorola Solutions, Inc.	142	41	0.50
Mp Materials Corp.	1,819	42	0.51
Nordson Corp.	168	42	0.51
Old Dominion Freight Line	123	45	0.55
Opendoor Technologies, Inc.	13,009	52	0.64
Pinterest, Inc.- Class A	1,594	44	0.53
Plug Power, Inc.	4,039	42	0.51
Rayonier, Inc.	1,341	42	0.51
Rivian Automotive, Inc. - Class A	2,716	45	0.55
Roblox Corp. - Class A	1,039	42	0.51
Ryan Specialty Holdings, Inc.	930	42	0.51
Sherwin-Williams Co.	160	43	0.52
Shift4 Payments, Inc. - Class A	632	43	0.52
Take-Two Interactive Software	283	42	0.51

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Anti-Value Index (cont'd)
Targa Resources Corp.	553	$42	0.51%
Toast, Inc. - Class A	1,867	42	0.51
Transdigm Group, Inc.	47	42	0.52
Trex Company, Inc.	665	44	0.53
Vornado Realty Trust	2,543	46	0.56
Vulcan Materials Co.	189	42	0.52
Wayfair, Inc. - Class A	719	47	0.57
Williams Cos, Inc.	1,285	42	0.51
Wolfspeed, Inc.	782	43	0.53
Yeti Holdings, Inc.	1,113	43	0.53
Zoominfo Technologies, Inc.	1,648	42	0.51

The following table represents the equity basket holdings underlying the total return swap with JPM Russell 1000 Value Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Value Index
Affiliated Managers Group, Inc.	442	$66	0.67%
Altice USA, Inc. - Class A	32,859	99	1.00
Antero Resources Corp.	4,183	96	0.97
Archer-Daniels-Midland Co.	896	68	0.68
AT&T, Inc.	11,583	185	1.87
Avantor, Inc.	4,300	88	0.89
Bristol-Myers Squibb Co.	1,295	83	0.84
Bunge Ltd.	716	67	0.68
Charter Communications, Inc. - Class A	234	86	0.87
Citizens Financial Group, Inc.	3,313	86	0.87
Comcast Corp. - Class A	1,909	79	0.80
Comerica, Inc.	2,122	90	0.91
Corebridge Financial, Inc.	3,913	69	0.70
Dish Network Corp. - Class A	11,966	79	0.80
Elanco Animal Health, Inc.	8,456	85	0.86
EQT Corp.	2,301	95	0.96
Equitable Holdings, Inc.	2,442	66	0.67
Fox Corp. - Class A	2,341	80	0.80
Fox Corp. - Class B	2,506	80	0.81
Gilead Sciences, Inc.	1,092	84	0.85
HF Sinclair Corp.	2,039	91	0.92
Invesco Ltd.	3,914	66	0.66
Jazz Pharmaceuticals PLC	663	82	0.83
KeyCorp	9,081	84	0.85
Liberty Media Corp.-Liberty SiriusXM - Class A	2,560	84	0.85

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Dynamic Value Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Value Index (cont'd)
Liberty Media Corp.-Liberty SiriusXM - Class C	2,567	$84	0.85%
Marathon Oil Corp.	3,931	90	0.91
Marathon Petroleum Corp.	808	94	0.95
MGIC Investment Corp.	4,226	67	0.67
New York Community Bancorp.	8,329	94	0.95
Nexstar Media Group, Inc.	478	80	0.80
Olaplex Holdings, Inc.	19,599	73	0.74
Onemain Holdings Inc	1,509	66	0.67
Organon & Co.	4,122	86	0.87
Ovintiv, Inc.	2,468	94	0.95
Performance Food Group Co.	1,089	66	0.66
Perrigo Co. PLC	2,505	85	0.86
Pfizer, Inc.	2,176	80	0.81

Security Description	Shares	Value (000)	Index Weight
JPM Russell 1000 Value Index (cont'd)
Phillips 66	969	$92	0.93%
Popular, Inc.	1,472	89	0.90
Post Holdings, Inc.	773	67	0.68
Reynolds Consumer Products, Inc.	2,463	70	0.70
Royalty Pharma PLC - Class A	2,736	84	0.85
Synchrony Financial	1,965	67	0.67
United Therapeutics Corp.	381	84	0.85
Valero Energy Corp.	810	95	0.96
Viatris, Inc.	8,467	84	0.85
Vistra Corp.	2,590	68	0.69
Western Alliance Bancorp.	2,436	89	0.90
Zions Bancorp NA	3,187	86	0.86

SOFR	Secured Overnight Financing Rate.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition
Classification	Percentage of Total Investments
Other*	69.9%
Media	6.8
Oil, Gas & Consumable Fuels	6.7
Pharmaceuticals	6.0
Banks	5.5
Health Care Providers & Services	5.1
Total Investments	100.0%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open swap agreements with net unrealized appreciation of approximately $22,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments
Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (46.9%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 4/1/52		$2,493	$2,045
4.50%, 1/1/49		59	57
Gold Pools:
3.50%, 1/1/44 - 6/1/45		475	442
4.50%, 1/1/49		16	15
6.50%, 5/1/32		20	21
7.50%, 5/1/35		1	2
Federal National Mortgage Association,
6.00%, 7/13/53		2,200	2,220
Conventional Pools:
2.00%, 3/1/52		1,863	1,521
2.50%, 9/1/52		2,949	2,502
3.00%, 7/1/49 - 6/1/52		5,183	4,576
3.50%, 3/1/47 - 1/1/51		1,021	940
4.00%, 4/1/45 - 9/1/45		499	476
4.50%, 3/1/41 - 11/1/44		82	81
5.00%, 1/1/41 - 3/1/41		210	211
6.00%, 1/1/38		2	2
6.50%, 12/1/29		4	4
7.50%, 8/1/37		3	3
July TBA
3.00%, 7/1/53 (a)		300	264
4.00%, 7/1/53 (a)		300	282
5.00%, 7/1/53 (a)		2,850	2,793
5.50%, 7/1/53 (a)		575	572
Government National Mortgage Association,
Various Pools:
4.00%, 8/20/41 - 11/20/42		125	120
4.50%, 6/20/49		25	24
5.00%, 2/20/49 - 6/20/49		59	58
5.50%, 8/15/39		15	15
			19,246
Asset-Backed Securities (0.2%)
United States (0.2%)
Harbor Group International LLC,
1 Month USD LIBOR + 1.00%, 6.16%, 9/17/36 (b)(c)		446	432
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 5.91%, 12/25/32 (c)		490	450
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 4.45%, 5/25/34 (c)		107	105
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 3.81%, 7/25/39 (c)	EUR	298	307
			1,294
	Face Amount (000)		Value (000)
Commercial Mortgage-Backed Securities (0.4%)
United Kingdom (0.0%)‡
Taurus 2018-2 UK DAC,
3 Month GBP SONIA + 1.22%, 5.97%, 5/22/28 (c)	GBP	145	$184
United States (0.4%)
Ashford Hospitality Trust,
1 Month USD LIBOR + 1.85%, 7.17%, 6/15/35 (b)(c)		$250	241
Commercial Mortgage Trust,
4.89%, 7/15/47 (b)(c)		152	136
Life Mortgage Trust,
1 Month Term SOFR +1.30%, 6.44%, 5/15/39 (b)(c)		500	491
Taubman Centers Commercial Mortgage Trust,
1 Month Term SOFR + 2.19%, 7.33%, 5/15/37 (b)(c)		500	488
WFRBS Commercial Mortgage Trust,
4.15%, 10/15/57 (b)(c)		200	124
5.16%, 9/15/46 (b)(c)		375	333
			1,813
			1,997
Corporate Bonds (9.1%)
Australia (0.5%)
Australia & New Zealand Banking Group Ltd.,
2.57%, 11/25/35 (b)		600	456
Commonwealth Bank of Australia,
1.94%, 10/3/29	EUR	400	416
NBN Co. Ltd.,
2.63%, 5/5/31 (b)		$575	483
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	350	365
Westpac Banking Corp.,
2.67%, 11/15/35		$650	499
			2,219
Canada (0.6%)
Province of Ontario Canada,
2.30%, 6/15/26		970	906
Province of Quebec Canada,
0.00%, 10/29/30	EUR	1,390	1,192
Rogers Communications, Inc.,
3.80%, 3/15/32 (b)		$1,025	897
			2,995
China (0.1%)
Alibaba Group Holding Ltd.,
2.13%, 2/9/31		400	326
France (0.9%)
AXA SA,
3.25%, 5/28/49	EUR	500	489
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25		400	406
3.75%, 2/1/33		600	636
BNP Paribas SA,
1.13%, 6/11/26		485	487

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
France (cont'd)
1.25%, 7/13/31	GBP	200	$175
4.38%, 1/13/29	EUR	400	435
BPCE SA,
4.00%, 11/29/32		200	215
5.15%, 7/21/24 (b)		$925	909
Credit Agricole SA,
3.88%, 11/28/34	EUR	300	325
Orange SA,
5.00%, 10/1/26 (d)		250	272
			4,349
Germany (0.4%)
Deutsche Bank AG,
2.22%, 9/18/24		$250	247
Series E
0.96%, 11/8/23		375	367
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	920	860
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27		500	501
			1,975
Ireland (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		$425	380
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	400	440
Japan (0.1%)
NTT Finance Corp.,
1.59%, 4/3/28 (b)		$800	686
Korea, Republic of (0.4%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (b)		810	785
Korea Hydro & Nuclear Power Co. Ltd.,
3.75%, 7/25/23 (b)		510	510
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (b)		730	646
			1,941
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	400	349
Logicor Financing Sarl,
1.50%, 7/13/26		300	283
			632
Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (d)		425	457
	Face Amount (000)		Value (000)
Spain (0.2%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	$417
5.18%, 11/19/25		$800	777
			1,194
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	400	337
United Arab Emirates (0.1%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (b)		$650	526
United Kingdom (0.7%)
BAT Capital Corp.,
3.56%, 8/15/27		675	621
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	300	340
2.63%, 11/7/25		$525	499
6.16%, 3/9/29		525	530
Lloyds Banking Group PLC,
1.75%, 9/7/28	EUR	330	357
2.25%, 10/16/24	GBP	400	481
National Grid Electricity Distribution West Midlands PLC,
5.75%, 4/16/32		200	248
Nationwide Building Society,
4.36%, 8/1/24 (b)		$200	200
NGG Finance PLC,
5.63%, 6/18/73	GBP	350	423
			3,699
United States (4.6%)
Amazon.com, Inc.,
3.10%, 5/12/51		$250	187
AT&T, Inc.,
1.80%, 9/5/26	EUR	400	408
2.90%, 12/4/26	GBP	350	396
Bank of America Corp.,
2.69%, 4/22/32		$325	269
3.85%, 3/8/37		100	86
4.38%, 4/27/28		575	552
4.57%, 4/27/33		625	588
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		100	90
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		750	747
Centene Corp.,
2.50%, 3/1/31		1,050	838
Charles Schwab Corp.,
5.85%, 5/19/34		485	493
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/1/31		275	221
3.50%, 3/1/42		125	84

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
United States (cont'd)
5.13%, 7/1/49		$250	$197
6.38%, 10/23/35		150	146
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	386
Citigroup, Inc.,
3.06%, 1/25/33		$300	251
3.79%, 3/17/33		975	862
Comcast Corp.,
1.95%, 1/15/31		675	553
Deere & Co.,
3.10%, 4/15/30		450	412
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52		360	250
Enterprise Products Operating LLC,
3.95%, 1/31/60		275	212
5.35%, 1/31/33		200	203
Estee Lauder Cos., Inc.,
4.65%, 5/15/33		475	467
Fidelity National Information Services, Inc.,
1.65%, 3/1/28		700	591
Foundry JV Holdco LLC,
5.88%, 1/25/34 (b)		275	274
Georgia-Pacific LLC,
2.30%, 4/30/30 (b)		950	809
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		775	636
HCA, Inc.,
4.63%, 3/15/52 (b)		400	329
Intel Corp.,
5.70%, 2/10/53		375	382
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
2.50%, 1/15/27 (b)		350	307
Jersey Central Power & Light Co.,
2.75%, 3/1/32 (b)		500	413
JPMorgan Chase & Co.,
2.55%, 11/8/32		1,150	943
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		550	467
Lowe's Cos., Inc.,
1.30%, 4/15/28		425	359
1.70%, 10/15/30		475	381
Marriott International, Inc.,
4.90%, 4/15/29		200	195
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	250	222
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (b)		$575	497
5.15%, 3/28/33 (b)		300	297
Micron Technology, Inc.,
5.88%, 9/15/33		675	669
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		1,225	1,063
	Face Amount (000)		Value (000)

ONEOK, Inc.,
6.10%, 11/15/32		$475	$483
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	300	286
Republic Services, Inc.,
5.00%, 4/1/34		$275	275
Thermo Fisher Scientific Finance I BV,
2.00%, 10/18/51	EUR	100	72
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31		650	569
1.88%, 10/1/49		100	71
Truist Financial Corp.,
SOFR + 2.36%, 5.87%, 6/8/34		$575	576
U.S. Bancorp,
5.84%, 6/12/34		400	403
Upjohn Finance BV,
1.91%, 6/23/32	EUR	550	463
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	300	296
3.40%, 3/22/41		$375	290
Vontier Corp.,
2.40%, 4/1/28		250	209
Walt Disney Co.,
2.65%, 1/13/31		300	261
Warnermedia Holdings, Inc.,
4.28%, 3/15/32		775	688
5.05%, 3/15/42		125	105
Wells Fargo & Co.,
MTN
2.88%, 10/30/30		375	324
			23,103
			45,259
Mortgages - Other (1.3%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%, 4.26%, 4/22/33 (c)	EUR	78	79
Ireland (0.1%)
Glenbeigh 2 Issuer 2021-2 DAC,
3 Month EURIBOR + 0.75%, 4.35%, 6/24/50 (b)(c)		339	368
Netherlands (0.0%)‡
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 4.48%, 1/25/39 (c)		129	129
United Kingdom (0.1%)
Great Hall Mortgages No. 1 PLC,
3 Month EURIBOR + 0.25%, 3.80%, 6/18/38 (c)		200	208
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%, 6.69%, 4/17/44 (c)	GBP	173	202
			410

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)	Value (000)
United States (1.1%)
Banc of America Alternative Loan Trust,
6.36%, 10/25/36	$22	$7
Bayview MSR Opportunity Master Fund Trust,
3.00%, 1/25/52 (b)(c)	645	542
BX Commercial Mortgage Trust,
1 Month Term SOFR + 2.28%, 7.43%, 6/15/40 (b)(c)	400	399
ChaseFlex Trust,
6.00%, 2/25/37	20	8
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45	49	43
3.00%, 7/25/46	17	15
3.00%, 12/25/46	61	53
3.00%, 5/25/47	111	96
3.50%, 5/25/45	18	16
3.50%, 9/25/45	40	36
3.50%, 7/25/46	24	22
4.00%, 5/25/45	5	4
GS Mortgage-Backed Securities Trust,
2.50%, 1/25/52 (b)(c)	514	415
GSR Mortgage Loan Trust,
5.75%, 1/25/37	7	4
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)	448	358
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)	496	417
3.00%, 9/25/52 (b)(c)	539	453
3.25%, 7/25/52 (b)(c)	631	536
Lehman Mortgage Trust,
6.50%, 9/25/37	17	6
Mello Mortgage Capital Acceptance,
2.50%, 8/25/51 (b)(c)	517	414
Onslow Bay Financial LLC, Class A1
3.00%, 1/25/52 (b)(c)	498	414
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (b)	372	375
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)	597	477
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58	230	201
3.00%, 10/25/58	26	23
4.00%, 10/25/58	26	24
		5,358
		6,344
Municipal Bond (0.0%)‡%)
United States (0.0%)‡%)
University of Michigan, MI,
Series A
4.45%, 4/1/2122(Cost $300)	300	261
	Face Amount (000)		Value (000)
Sovereign (25.7%)
Australia (0.4%)
Australia Government Bond,
1.25%, 5/21/32	AUD	4,030	$2,134
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (b)	EUR	360	324
Belgium (0.3%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (b)		170	166
1.70%, 6/22/50 (b)		480	372
Series 99
3.45%, 6/22/43 (b)		650	717
			1,255
Brazil (2.1%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/27	BRL	49,889	10,361
Canada (1.2%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	1,410	925
2.00%, 12/1/51		100	60
2.25%, 6/1/29		5,220	3,700
2.50%, 12/1/32		1,890	1,337
			6,022
China (6.5%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	3,600	495
3.79%, 10/26/30		3,430	503
China Development Bank,
3.07%, 3/10/30		7,380	1,034
3.34%, 7/14/25		3,430	481
China Government Bond,
2.37%, 1/20/27		16,900	2,325
2.76%, 5/15/32		133,930	18,475
2.80%, 11/15/32		8,400	1,164
3.12%, 10/25/52		720	100
3.13%, 11/21/29		20,150	2,857
3.27%, 11/19/30		17,160	2,476
3.52%, 4/25/46		1,430	211
3.53%, 10/18/51		1,300	194
3.81%, 9/14/50		4,070	634
3.86%, 7/22/49		6,000	939
Export-Import Bank of China,
2.93%, 3/2/25		3,470	482
			32,370
Czech Republic (0.0%)‡
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	6,000	219
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	3,000	398
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34 (b)	EUR	370	335

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
France (1.7%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34	EUR	500	$455
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	400	446
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	7,130	6,508
2.00%, 5/25/48 (b)		930	802
SNCF Reseau,
1.88%, 3/30/34		400	378
			8,589
Germany (1.5%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 5/15/36		3,280	2,951
0.25%, 2/15/29		1,630	1,573
4.25%, 7/4/39		1,230	1,649
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		1,500	1,349
			7,522
Greece (2.6%)
Hellenic Republic Government Bonds,
4.25%, 6/15/33 (b)		11,431	13,072
Hong Kong (0.0%)‡%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (b)		$250	244
Hungary (0.1%)
Hungary Government Bond,
Series 30/A
3.00%, 8/21/30	HUF	51,360	118
Series 32/A
4.75%, 11/24/32		109,610	273
Series 32/G
4.50%, 5/27/32		63,030	155
			546
Indonesia (0.4%)
Indonesia Treasury Bond,
6.50%, 2/15/31	IDR	4,104,000	276
8.25%, 5/15/29		1,408,000	104
8.38%, 3/15/34		14,072,000	1,081
Series FR65
6.63%, 5/15/33		7,500,000	509
			1,970
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	410	372
Italy (0.6%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29		160	146
2.50%, 12/1/32		1,070	1,038
4.45%, 9/1/43 (b)		1,052	1,167
Republic of Italy Government International Bond,
0.88%, 5/6/24		$745	713
			3,064
	Face Amount (000)		Value (000)
Japan (4.1%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	605,000	$4,202
Japan Government Ten Year Bond,
0.10%, 6/20/26 - 6/20/31		744,000	5,122
Japan Government Thirty Year Bond,
0.30%, 6/20/46		224,000	1,307
0.40%, 9/20/49		131,000	746
0.60%, 6/20/50		165,300	982
1.70%, 6/20/33		627,800	4,892
Japan Government Twenty Year Bond,
0.40%, 6/20/41		466,000	2,952
			20,203
Korea, Republic of (0.3%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$640	566
2.38%, 6/25/24		510	495
Korea Development Bank,
0.80%, 7/19/26		590	513
			1,574
Malaysia (0.3%)
Malaysia Government Bond,
Series 0219
3.89%, 8/15/29	MYR	2,330	502
Series 0122
3.58%, 7/15/32		1,200	252
Petronas Capital Ltd.,
3.50%, 3/18/25 (b)		$875	845
			1,599
Mexico (0.3%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	6,000	334
7.75%, 5/29/31		18,000	995
8.50%, 5/31/29		5,900	341
			1,670
Netherlands (0.3%)
Nederlandse Waterschapsbank NV,
1.00%, 5/28/30 (b)		$376	303
Netherlands Government Bond,
0.00%, 7/15/30 (b)	EUR	970	879
2.75%, 1/15/47 (b)		90	100
			1,282
New Zealand (0.3%)
New Zealand Government Bond,
Series 0530
4.50%, 5/15/30	NZD	1,300	794
Series 0534
4.25%, 5/15/34		900	533
			1,327
Nigeria (0.0%)‡
Africa Finance Corp.,
4.38%, 4/17/26 (b)		$200	186

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Face Amount (000)		Value (000)
Norway (0.0%)‡
Norway Government Bond,
2.13%, 5/18/32 (b)	NOK	790	$65
Saudi Arabia (0.2%)
KSA Sukuk Ltd.,
4.51%, 5/22/33 (b)		$814	801
Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	430	307
Spain (0.9%)
Spain Government Bond,
0.00%, 5/31/25 - 1/31/28 (b)	EUR	2,460	2,471
0.70%, 4/30/32 (b)		108	95
1.25%, 10/31/30 (b)		955	907
2.70%, 10/31/48 (b)		410	369
3.45%, 7/30/66 (b)		120	119
3.55%, 10/31/33 (b)		635	699
			4,660
Thailand (0.1%)
Thailand Government Bond,
2.00%, 12/17/31	THB	27,000	736
United Kingdom (1.0%)
United Kingdom Gilt,
0.38%, 10/22/30	GBP	1,030	981
0.63%, 10/22/50		930	480
0.88%, 7/31/33		1,030	937
1.25%, 10/22/41		1,150	877
1.63%, 10/22/28		650	709
3.50%, 1/22/45		840	918
			4,902
			128,109
Supranational (0.9%)
Asian Development Bank,
2.13%,5/19/31	NZD	300	150
Banque Ouest Africaine de Developpement,
4.70%,10/22/31		$240	195
European Investment Bank,
0.00%,1/14/31	EUR	1,135	988
0.20%,7/15/24		970	1,022
International Bank for Reconstruction & Development,
2.20%,2/27/24	AUD	3,040	1,993
			4,348
U.S. Treasury Securities (5.4%)
United States (5.4%)
U.S. Treasury Bonds,
1.13%, 5/15/40		5,330	3,460
1.25%, 5/15/50		180	101
1.75%, 8/15/41		600	422
2.50%, 2/15/45		2,160	1,673
2.75%, 8/15/47		2,940	2,367
U.S. Treasury Inflation-Indexed Bonds, 1.13%, 1/15/33		6,354	6,092
	Face Amount (000)	Value (000)

U.S. Treasury Notes,
0.50%, 4/30/27	$530	$459
1.13%, 10/31/26	2,210	1,988
1.38%, 11/15/31	5,250	4,330
1.88%, 6/30/26	1,950	1,810
2.13%, 5/15/25	1,390	1,320
2.50%, 5/15/24	2,480	2,418
4.13%, 9/30/27	760	756
		27,196
Total Fixed Income Securities (Cost $257,740)		234,054

	Shares
Common Stocks (35.6%)
Australia (1.1%)
Ampol Ltd.	1,127	23
ANZ Group Holdings Ltd.	14,231	225
APA Group (Units)	5,675	37
Aristocrat Leisure Ltd.	2,842	74
ASX Ltd.	907	38
Aurizon Holdings Ltd.	8,989	24
BHP Group Ltd.	24,695	742
BlueScope Steel Ltd.	2,214	30
Brambles Ltd.	6,597	63
Cochlear Ltd.	307	47
Coles Group Ltd.	6,336	78
Commonwealth Bank of Australia	8,103	542
Computershare Ltd.	2,604	41
CSL Ltd.	2,295	425
Dexus REIT	5,115	27
Endeavour Group Ltd. (Australia)	6,761	28
Fortescue Metals Group Ltd.	8,130	121
Goodman Group REIT	7,990	107
GPT Group REIT	9,197	25
IDP Education Ltd.	994	15
IGO Ltd.	3,280	33
Insurance Australia Group Ltd.	11,607	44
James Hardie Industries PLC CDI (e)	2,103	56
Lendlease Corp. Ltd. REIT (Units)	3,280	17
Lottery Corp. Ltd.	10,572	36
Macquarie Group Ltd.	1,726	205
Medibank Pvt Ltd.	12,900	30
Mineral Resources Ltd.	831	40
Mirvac Group REIT	18,380	28
National Australia Bank Ltd.	14,946	263
Newcrest Mining Ltd.	4,131	74
Northern Star Resources Ltd.	5,340	43
Orica Ltd.	2,166	21
Origin Energy Ltd.	8,224	46
Pilbara Minerals Ltd.	12,512	41
Qantas Airways Ltd. (e)	4,387	18
QBE Insurance Group Ltd.	7,153	75
Ramsay Health Care Ltd.	861	32
REA Group Ltd.	249	24
Reece Ltd.	1,112	14

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Australia (cont'd)
Rio Tinto Ltd.	1,786	$137
Santos Ltd.	14,775	74
Scentre Group REIT	24,571	43
SEEK Ltd.	1,637	24
Sonic Healthcare Ltd.	2,131	51
South32 Ltd.	21,770	55
Stockland REIT	11,190	30
Suncorp Group Ltd.	6,067	55
Telstra Group Ltd.	19,146	55
Transurban Group (Units)	14,569	139
Treasury Wine Estates Ltd.	3,361	25
Vicinity Ltd. REIT	18,387	23
Washington H Soul Pattinson & Co. Ltd.	1,028	22
Wesfarmers Ltd.	5,375	177
Westpac Banking Corp.	16,762	239
WiseTech Global Ltd.	689	37
Woodside Energy Group Ltd.	9,006	208
Woolworths Group Ltd.	5,764	153
Xero Ltd. (e)	632	51
		5,450
Austria (0.1%)
Erste Group Bank AG	6,098	214
OMV AG	776	33
Verbund AG	357	29
Voestalpine AG	620	22
		298
Belgium (0.2%)
Ageas SA	823	33
Anheuser-Busch InBev SA	4,448	252
Argenx SE (e)	274	107
D'ieteren Group	130	23
Elia Group SA	168	21
Groupe Bruxelles Lambert NV	513	41
KBC Group NV	4,442	310
Sofina SA	79	16
Solvay SA	385	43
UCB SA	634	56
Umicore SA	1,091	31
Warehouses De Pauw CVA REIT	844	23
		956
Canada (1.7%)
Agnico Eagle Mines Ltd.	2,247	112
Air Canada (e)	894	17
Algonquin Power & Utilities Corp.	3,044	25
Alimentation Couche-Tard, Inc.	3,746	192
AltaGas Ltd.	1,404	25
ARC Resources Ltd.	2,870	38
Bank of Montreal	3,121	282
Bank of Nova Scotia	5,451	273
Barrick Gold Corp. (LSE)	6,066	103
Barrick Gold Corp. (NYSE)	1,893	32
BCE, Inc.	364	17
Brookfield Asset Management Ltd., Class A	1,677	55
	Shares	Value (000)

Brookfield Corp.	6,532	$220
Brookfield Renewable Corp., Class A	645	20
BRP, Inc.	183	15
CAE, Inc. (e)	1,581	35
Cameco Corp.	1,962	61
Canadian Apartment Properties REIT	420	16
Canadian Imperial Bank of Commerce	4,150	177
Canadian National Railway Co.	2,663	322
Canadian Natural Resources Ltd.	5,068	285
Canadian Pacific Kansas City Ltd.	4,242	343
Canadian Tire Corp. Ltd., Class A	277	38
Canadian Utilities Ltd., Class A	638	17
CCL Industries, Inc., Class B	748	37
Cenovus Energy, Inc.	6,714	114
CGI, Inc. (e)	1,053	111
Constellation Software, Inc.	100	207
Descartes Systems Group, Inc. (e)	426	34
Dollarama, Inc.	1,353	92
Element Fleet Management Corp.	1,897	29
Emera, Inc.	1,228	51
Empire Co. Ltd., Class A	802	23
Enbridge, Inc.	9,181	341
Fairfax Financial Holdings Ltd.	114	85
First Quantum Minerals Ltd.	2,773	66
FirstService Corp.	201	31
Fortis, Inc.	2,174	94
Franco-Nevada Corp.	970	138
George Weston Ltd.	355	42
GFL Environmental, Inc.	910	35
Gildan Activewear, Inc.	914	29
Great-West Lifeco, Inc.	1,307	38
Hydro One Ltd.	1,526	44
IA Financial Corp., Inc.	530	36
IGM Financial, Inc.	411	13
Imperial Oil Ltd.	1,071	55
Intact Financial Corp.	874	135
Ivanhoe Mines Ltd., Class A (e)	2,792	25
Keyera Corp.	1,107	26
Kinross Gold Corp.	5,862	28
Loblaw Cos. Ltd.	809	74
Lundin Mining Corp.	2,960	23
Magna International, Inc.	1,388	78
Manulife Financial Corp.	8,665	164
Metro, Inc.	1,169	66
National Bank of Canada	1,691	126
Northland Power, Inc.	1,221	25
Nutrien Ltd.	2,351	139
Nuvei Corp. (e)	332	10
Onex Corp.	359	20
Open Text Corp.	1,254	52
Pan American Silver Corp.	1,605	23
Parkland Corp.	709	18
Pembina Pipeline Corp.	2,555	80
Power Corp. of Canada	2,464	66

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Canada (cont'd)
Quebecor, Inc., Class B	781	$19
RB Global, Inc.	909	55
Restaurant Brands International, Inc.	1,462	113
RioCan Real Estate Investment Trust REIT	746	11
Rogers Communications, Inc., Class B	1,671	76
Royal Bank of Canada	6,350	606
Saputo, Inc.	1,257	28
Shopify, Inc., Class A (e)	5,583	361
Sun Life Financial, Inc.	2,753	144
Suncor Energy, Inc.	6,213	182
TC Energy Corp.	4,532	183
Teck Resources Ltd., Class B	2,144	90
TELUS Corp.	2,138	42
TFI International, Inc.	393	45
Thomson Reuters Corp.	807	109
TMX Group Ltd.	1,280	29
Toromont Industries Ltd.	423	35
Toronto-Dominion Bank	8,601	533
Tourmaline Oil Corp.	1,611	76
West Fraser Timber Co. Ltd.	294	25
Wheaton Precious Metals Corp.	2,077	90
WSP Global, Inc.	634	84
		8,579
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)	42,000	—
Denmark (0.4%)
AP Moller - Maersk AS Series B	40	70
Carlsberg AS Series B	462	74
Chr Hansen Holding AS	514	36
Coloplast AS Series B	553	69
Danske Bank AS (e)	3,314	81
Demant AS (e)	440	19
DSV AS	910	191
Genmab AS (e)	309	117
Novo Nordisk AS Series B	7,930	1,281
Novozymes AS Series B	996	46
Orsted AS	894	85
Pandora AS	437	39
ROCKWOOL AS, Class B	46	12
Tryg AS	1,713	37
Vestas Wind Systems AS (e)	4,870	129
		2,286
Finland (0.1%)
Elisa Oyj	702	37
Fortum Oyj	2,198	29
Kesko Oyj, Class B	1,355	26
Kone Oyj, Class B	1,703	89
Metso Oyj	3,285	40
Neste Oyj	2,084	80
Nokia Oyj	26,376	110
Orion Oyj, Class B	529	22
Sampo Oyj, Class A	2,331	105
	Shares	Value (000)

Stora Enso Oyj, Class R	2,728	$32
UPM-Kymmene Oyj	2,610	78
Wartsila Oyj Abp	2,349	26
		674
France (2.2%)
Accor SA	854	32
Aeroports de Paris	146	21
Air Liquide SA	2,602	467
Airbus SE	2,925	423
Alstom SA	1,607	48
Amundi SA	308	18
ArcelorMittal SA	2,639	72
Arkema SA	304	29
AXA SA	9,345	276
BioMerieux	209	22
BNP Paribas SA	19,488	1,230
Bollore SE	4,398	27
Bouygues SA	1,120	38
Bureau Veritas SA	1,472	40
Capgemini SE	817	155
Carrefour SA	2,976	56
Cie de Saint-Gobain	2,528	154
Cie Generale des Etablissements Michelin SCA	3,429	101
Covivio SA REIT	241	11
Credit Agricole SA	21,238	252
Danone SA	3,148	193
Dassault Aviation SA	124	25
Dassault Systemes SE	3,306	146
Edenred	1,218	82
Eiffage SA	410	43
Engie SA	9,008	150
EssilorLuxottica SA	1,411	266
Eurazeo SE	219	15
Eurofins Scientific SE	662	42
Euronext NV	427	29
Gecina SA REIT	231	25
Getlink SE	2,181	37
Hermes International	156	339
Ipsen SA	186	22
Kering SA	386	213
Klepierre SA REIT	1,096	27
L'Oreal SA	1,201	560
La Francaise des Jeux SAEM	518	20
Legrand SA	1,369	136
LVMH Moet Hennessy Louis Vuitton SE	1,368	1,290
Orange SA	9,745	114
Pernod Ricard SA	1,024	226
Publicis Groupe SA	1,141	92
Remy Cointreau SA	116	19
Renault SA	989	42
Safran SA	1,688	265
Sanofi	5,622	605
Sartorius Stedim Biotech	135	34
Schneider Electric SE	2,765	502

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
France (cont'd)
SEB SA	126	$13
Societe Generale SA	14,016	365
Sodexo SA	396	44
STMicroelectronics NV	3,493	174
Teleperformance	299	50
Thales SA	525	79
TotalEnergies SE	12,290	705
Unibail-Rodamco-Westfield REIT (e)	596	31
Valeo SA	1,061	23
Veolia Environnement SA	3,333	106
Vinci SA	2,626	305
Vivendi SE	3,596	33
Wendel SE	135	14
Worldline SA (e)	1,201	44
		11,017
Germany (1.4%)
Adidas AG	803	156
Allianz SE (Registered)	1,997	465
Aroundtown SA (e)	5,304	6
BASF SE	4,604	224
Bayer AG (Registered)	4,831	267
Bayerische Motoren Werke AG	1,664	205
Bayerische Motoren Werke AG (Preference)	296	34
Bechtle AG	413	16
Beiersdorf AG	496	66
Brenntag SE	776	61
Carl Zeiss Meditec AG	201	22
Commerzbank AG	18,809	209
Continental AG	567	43
Covestro AG (e)	987	51
Daimler Truck Holding AG	2,322	84
Delivery Hero SE (e)	878	39
Deutsche Bank AG (Registered)	10,209	107
Deutsche Boerse AG	935	173
Deutsche Lufthansa AG (Registered) (e)	2,971	30
Deutsche Post AG (Registered)	4,958	242
Deutsche Telekom AG (Registered)	15,780	344
Dr Ing hc F Porsche AG (Preference) (e)	566	70
E.ON SE	11,019	141
Evonik Industries AG	1,057	20
Fresenius Medical Care AG & Co. KGaA	1,013	48
Fresenius SE & Co. KGaA	2,081	58
GEA Group AG	755	32
Hannover Rueck SE	297	63
Heidelberg Materials AG	731	60
HelloFresh SE (e)	839	21
Henkel AG & Co. KGaA	514	36
Henkel AG & Co. KGaA (Preference)	883	71
Infineon Technologies AG	6,588	271
Knorr-Bremse AG	371	28
LEG Immobilien SE (e)	378	22
Mercedes-Benz Group AG (Registered)	4,042	325
Merck KGaA	636	105
	Shares	Value (000)

MTU Aero Engines AG	264	$69
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	689	259
Nemetschek SE	287	21
Porsche Automobil Holding SE (Preference) (e)	768	46
Puma SE	528	32
QIAGEN NV (e)	1,130	51
Rational AG	25	18
Rheinmetall AG	225	62
RWE AG	3,163	138
SAP SE	5,137	702
Sartorius AG (Preference)	119	41
Scout24 SE	404	26
Siemens AG (Registered)	3,852	642
Siemens Energy AG (e)	2,602	46
Siemens Healthineers AG	1,384	78
Symrise AG	660	69
Telefonica Deutschland Holding AG	5,131	14
United Internet AG (Registered)	437	6
Volkswagen AG	146	24
Volkswagen AG (Preference)	931	125
Vonovia SE	3,660	72
Zalando SE (e)	1,132	33
		6,789
Hong Kong (0.4%)
AIA Group Ltd.	54,233	551
BOC Hong Kong Holdings Ltd.	17,217	53
Budweiser Brewing Co. APAC Ltd.	7,840	20
CK Asset Holdings Ltd.	8,831	49
CK Hutchison Holdings Ltd.	12,120	74
CK Infrastructure Holdings Ltd.	3,127	17
CLP Holdings Ltd.	8,084	63
ESR Group Ltd.	9,036	16
Futu Holdings Ltd. ADR (e)	303	12
Galaxy Entertainment Group Ltd. (e)	10,678	68
Hang Lung Properties Ltd.	10,028	16
Hang Seng Bank Ltd.	3,588	51
Henderson Land Development Co. Ltd.	7,180	21
HKT Trust & HKT Ltd. (Units)	16,735	20
Hong Kong & China Gas Co. Ltd.	51,453	45
Hong Kong Exchanges & Clearing Ltd.	5,639	214
Hongkong Land Holdings Ltd.	5,140	20
Jardine Matheson Holdings Ltd.	790	40
Link REIT	11,563	64
MTR Corp. Ltd.	7,630	35
New World Development Co. Ltd.	7,479	18
Power Assets Holdings Ltd.	6,877	36
Sands China Ltd. (e)	11,205	38
Sino Land Co. Ltd.	17,499	22
SITC International Holdings Co. Ltd.	6,556	12
Sun Hung Kai Properties Ltd.	7,137	90
Swire Pacific Ltd., Class A	2,354	18
Swire Properties Ltd.	5,372	13
Techtronic Industries Co. Ltd.	6,883	75

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Hong Kong (cont'd)
WH Group Ltd.	37,700	$20
Wharf Real Estate Investment Co. Ltd.	8,388	42
Xinyi Glass Holdings Ltd.	9,483	15
		1,848
Ireland (0.1%)
AIB Group PLC	5,428	23
Bank of Ireland Group Plc	5,347	51
CRH PLC	3,875	214
Flutter Entertainment PLC (e)	834	168
Kerry Group PLC, Class A	799	78
Kingspan Group PLC	811	54
Smurfit Kappa Group PLC	1,249	41
		629
Israel (0.1%)
Azrieli Group Ltd.	204	12
Bank Hapoalim BM	6,120	50
Bank Leumi Le-Israel BM	7,439	56
Bezeq The Israeli Telecommunication Corp. Ltd.	9,994	12
Check Point Software Technologies Ltd. (e)	482	61
CyberArk Software Ltd. (e)	195	30
Elbit Systems Ltd.	128	27
First International Bank Of Israel Ltd.	266	10
ICL Group Ltd.	3,416	19
Israel Discount Bank Ltd., Class A	5,961	30
Mizrahi Tefahot Bank Ltd.	743	25
Nice Ltd. (e)	306	63
Teva Pharmaceutical Industries Ltd. ADR (e)	5,331	40
Tower Semiconductor Ltd. (e)	527	19
Wix.com Ltd. (e)	275	22
		476
Italy (0.7%)
Amplifon SpA	611	22
Assicurazioni Generali SpA	5,463	111
CNH Industrial NV	5,131	74
Davide Campari-Milano NV	2,550	35
DiaSorin SpA	124	13
Enel SpA	39,704	268
Eni SpA	12,269	177
EXOR NV	1,053	94
Ferrari NV	612	200
FinecoBank Banca Fineco SpA	10,576	142
Infrastrutture Wireless Italiane SpA	1,657	22
Intesa Sanpaolo SpA	287,187	753
Mediobanca Banca di Credito Finanziario SpA	10,548	126
Moncler SpA	1,005	69
Nexi SpA (e)	2,933	23
Poste Italiane SpA	2,582	28
Prysmian SpA	1,297	54
Recordati Industria Chimica e Farmaceutica SpA	519	25
Snam SpA	9,696	51
Stellantis NV	11,219	197
Telecom Italia SpA (Milano) (e)	48,813	14
Tenaris SA	2,330	35
	Shares	Value (000)

Terna - Rete Elettrica Nazionale	6,804	$58
UniCredit SpA	35,632	829
		3,420
Netherlands (0.9%)
ABN AMRO Bank NV CVA	7,345	114
Adyen NV (e)	109	189
Aegon NV	8,952	45
AerCap Holdings NV (e)	828	52
Akzo Nobel NV	915	75
ASM International NV	237	101
ASML Holding NV	2,052	1,488
Coca-Cola Europacific Partners PLC	1,026	66
Heineken Holding NV	570	50
Heineken NV	1,283	132
IMCD NV	290	42
ING Groep NV	67,405	909
JDE Peet's NV	502	15
Just Eat Takeaway.com NV (e)	942	14
Koninklijke Ahold Delhaize NV	5,238	178
Koninklijke DSM NV	890	91
Koninklijke KPN NV	16,431	59
Koninklijke Philips NV (e)	4,634	100
NN Group NV	1,394	52
OCI NV (e)	528	13
Prosus NV (e)	3,992	292
Randstad NV	602	32
Universal Music Group NV	3,653	81
Wolters Kluwer NV	1,267	161
		4,351
New Zealand (0.0%)‡
Auckland International Airport Ltd. (e)	5,536	29
EBOS Group Ltd.	712	16
Fisher & Paykel Healthcare Corp. Ltd.	2,530	38
Mercury NZ Ltd.	3,025	12
Meridian Energy Ltd.	5,469	19
Spark New Zealand Ltd.	8,225	26
		140
Norway (0.1%)
Adevinta ASA (e)	1,442	10
Aker BP ASA	1,546	36
DNB Bank ASA	4,490	84
Equinor ASA	4,607	134
Gjensidige Forsikring ASA	964	16
Kongsberg Gruppen ASA	425	19
Mowi ASA	2,008	32
Norsk Hydro ASA	6,587	39
Orkla ASA	3,534	25
Salmar ASA	321	13
Telenor ASA	3,361	34
Yara International ASA	800	28
		470
Portugal (0.0%)‡
EDP - Energias de Portugal SA	12,507	61
EDP Renovaveis SA	1,091	22

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Portugal (cont'd)
Galp Energia SGPS SA	2,152	$25
Jeronimo Martins SGPS SA	1,254	35
		143
Singapore (0.2%)
CapitaLand Ascendas REIT	15,459	31
CapitaLand Ascott Trust REIT (Units)	718	1
CapitaLand Integrated Commercial Trust REIT	24,365	35
Capitaland Investment Ltd.	12,000	29
City Developments Ltd.	1,900	9
DBS Group Holdings Ltd.	8,367	195
Genting Singapore Ltd.	28,160	20
Grab Holdings Ltd., Class A (e)	5,939	20
Jardine Cycle & Carriage Ltd.	482	12
Keppel Corp. Ltd.	6,627	33
Mapletree Logistics Trust REIT	15,380	19
Mapletree Pan Asia Commercial Trust REIT	10,956	13
Oversea-Chinese Banking Corp. Ltd.	15,491	141
Sea Ltd. ADR (e)	1,666	97
Seatrium Ltd. (e)	212,177	20
Singapore Airlines Ltd.	6,172	33
Singapore Exchange Ltd.	3,960	28
Singapore Technologies Engineering Ltd.	7,232	20
Singapore Telecommunications Ltd.	38,144	71
United Overseas Bank Ltd.	5,413	112
UOL Group Ltd.	2,171	10
Venture Corp. Ltd.	1,244	14
Wilmar International Ltd.	8,969	25
		988
Spain (0.7%)
Acciona SA	119	20
ACS Actividades de Construccion y Servicios SA	1,070	38
Aena SME SA	367	59
Amadeus IT Group SA (e)	2,246	171
Banco Bilbao Vizcaya Argentaria SA	113,696	874
Banco Santander SA	302,005	1,118
CaixaBank SA	79,213	328
Cellnex Telecom SA (e)	2,749	111
Corp. ACCIONA Energias Renovables SA	329	11
Enagas SA	1,223	24
Endesa SA	1,569	34
Ferrovial SE	2,402	76
Grifols SA (e)	1,490	19
Iberdrola SA	29,935	391
Industria de Diseno Textil SA	5,351	208
Naturgy Energy Group SA	715	21
Redeia Corp. SA	1,997	34
Repsol SA	6,832	99
Siemens Gamesa Renewable Energy SA (e)	1,133	22
Telefonica SA	25,647	104
Telepizza Group SA (e)	156	1
		3,763
Sweden (0.5%)
Alfa Laval AB	1,365	50
	Shares	Value (000)

Assa Abloy AB, Class B	4,846	$116
Atlas Copco AB, Class A	19,966	273
Boliden AB	1,298	38
Electrolux AB, Class B	1,028	14
Embracer Group AB (e)	3,218	8
Epiroc AB, Class A	4,924	89
EQT AB	1,686	32
Essity AB, Class B	2,805	75
Evolution AB	857	109
Fastighets AB Balder, Class B (e)	3,201	12
Getinge AB, Class B	1,047	18
H & M Hennes & Mauritz AB, Class B	3,370	58
Hexagon AB, Class B	9,249	114
Holmen AB, Class B	441	16
Husqvarna AB, Class B	2,014	18
Industrivarden AB, Class A	1,321	37
Indutrade AB	1,309	29
Investment AB Latour, Class B	704	14
Investor AB, Class A	10,785	215
Kinnevik AB, Class B (e)	1,145	16
L E Lundbergforetagen AB, Class B	353	15
Lifco AB, Class B	1,100	24
Nibe Industrier AB, Class B	7,016	67
Nordea Bank Abp	15,331	167
Sagax AB, Class B	910	18
Sandvik AB	5,066	99
Skandinaviska Enskilda Banken AB, Class A	8,041	89
Skanska AB, Class B	1,609	22
SKF AB, Class B	1,830	32
Svenska Cellulosa AB SCA, Class B	2,841	36
Svenska Handelsbanken AB, Class A	6,831	57
Swedbank AB, Class A	4,193	71
Swedish Orphan Biovitrum AB (e)	774	15
Tele2 AB, Class B	2,626	22
Telefonaktiebolaget LM Ericsson, Class B	13,412	73
Telia Co. AB	12,397	27
Volvo AB, Class A	8,686	181
Volvo Car AB, Class B (e)	3,025	12
		2,378
Switzerland (1.5%)
ABB Ltd. (Registered)	7,559	297
Adecco Group AG (Registered)	769	25
Alcon, Inc.	2,403	199
Bachem Holding AG	155	14
Baloise Holding AG (Registered)	216	32
Banque Cantonale Vaudoise (Registered)	139	15
Barry Callebaut AG (Registered)	18	35
BKW AG	97	17
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	124
Chocoladefabriken Lindt & Sprungli AG	5	63
Cie Financiere Richemont SA (Registered)	2,466	419
Clariant AG (Registered) (e)	1,034	15
EMS-Chemie Holding AG (Registered)	33	25

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
Switzerland (cont'd)
Geberit AG (Registered)	173	$91
Givaudan SA (Registered)	44	146
Holcim AG (e)	2,690	181
Julius Baer Group Ltd.	1,021	64
Kuehne & Nagel International AG (Registered)	261	77
Logitech International SA (Registered)	829	50
Lonza Group AG (Registered)	351	210
Nestle SA (Registered)	12,854	1,546
Novartis AG (Registered)	10,108	1,019
Partners Group Holding AG	107	101
Roche Holding AG	125	41
Roche Holding AG (Genusschein)	3,266	998
Schindler Holding AG	200	47
Schindler Holding AG (Registered)	116	26
SGS SA (Registered)	744	70
SIG Group AG (e)	1,426	39
Sika AG (Registered)	712	204
Sonova Holding AG (Registered)	245	65
Straumann Holding AG (Registered)	528	86
Swatch Group AG	137	40
Swatch Group AG (Registered)	246	14
Swiss Life Holding AG (Registered)	146	86
Swiss Prime Site AG (Registered)	365	32
Swiss Re AG	1,435	145
Swisscom AG (Registered)	123	77
Temenos AG (Registered)	304	24
UBS Group AG (Registered)	16,523	335
VAT Group AG	129	53
Zurich Insurance Group AG	703	334
		7,481
United Kingdom (2.3%)
3i Group PLC	4,773	118
abrdn PLC	10,049	28
Admiral Group PLC	868	23
Anglo American PLC	6,292	179
Antofagasta PLC	1,959	36
Ashtead Group PLC	2,206	153
Associated British Foods PLC	1,732	44
AstraZeneca PLC	7,450	1,068
Atlassian Corp. Ltd., Class A (e)	400	67
Auto Trader Group PLC	4,658	36
Aviva PLC	13,741	69
BAE Systems PLC	15,001	177
Barclays PLC	76,261	149
Barratt Developments PLC	4,959	26
Berkeley Group Holdings PLC	534	27
BP PLC	87,858	512
British American Tobacco PLC	10,430	347
British Land Co. PLC REIT	4,357	17
BT Group PLC	33,843	53
Bunzl PLC	1,649	63
Burberry Group PLC	1,881	51
Coca-Cola HBC AG (e)	983	29
	Shares	Value (000)

Compass Group PLC	8,431	$236
Croda International PLC	686	49
DCC PLC	488	27
Diageo PLC	11,032	474
Dowlais Group PLC (e)	6,827	11
Entain PLC	2,863	46
Evraz PLC (e)	2,495	—
Experian PLC	4,516	173
G4S PLC (e)	6,437	20
Glencore PLC	50,945	289
GSK PLC	19,665	349
Haleon PLC	24,325	100
Halma PLC	1,892	55
Hargreaves Lansdown PLC	1,765	18
Hikma Pharmaceuticals PLC	803	19
HSBC Holdings PLC	97,306	770
Imperial Brands PLC	4,392	97
Informa PLC	7,045	65
InterContinental Hotels Group PLC	860	59
Intertek Group PLC	795	43
J Sainsbury PLC	8,592	29
JD Sports Fashion PLC	12,783	24
Johnson Matthey PLC	912	20
Kingfisher PLC	9,802	29
Land Securities Group PLC REIT	3,477	25
Legal & General Group PLC	29,463	85
Lloyds Banking Group PLC	326,385	181
London Stock Exchange Group PLC	1,843	196
M&G PLC	10,923	27
Melrose Industries PLC	6,706	43
Mondi PLC	2,395	37
National Grid PLC	17,653	234
NatWest Group PLC	26,053	80
Next PLC	641	56
Ocado Group PLC (e)	2,859	21
Paragon Offshore PLC (e)(f)	303	—
Pearson PLC	3,177	33
Persimmon PLC	1,580	21
Phoenix Group Holdings PLC	3,683	25
Prudential PLC	13,487	191
Reckitt Benckiser Group PLC	3,483	262
RELX PLC	9,328	311
Rentokil Initial PLC	12,346	97
Rio Tinto PLC	5,566	354
Rolls-Royce Holdings PLC (e)	40,810	78
Royalty Pharma PLC, Class A	855	26
Sage Group PLC	5,028	59
Schroders PLC	4,369	24
Segro PLC REIT	6,057	55
Severn Trent PLC	1,206	39
Shell PLC	34,463	1,028
Smith & Nephew PLC	4,256	69
Smiths Group PLC	1,737	36
Spirax-Sarco Engineering PLC	370	49

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United Kingdom (cont'd)
SSE PLC	5,233	$123
St. James's Place PLC	2,715	38
Standard Chartered PLC	11,996	104
Taylor Wimpey PLC	17,474	23
Tesco PLC	36,449	115
Unilever PLC CVA	12,368	644
United Utilities Group PLC	3,240	40
Vodafone Group PLC	128,117	121
Whitbread PLC	983	42
WPP PLC	5,339	56
		11,322
United States (20.9%)
3M Co.	1,329	133
A O Smith Corp.	352	26
Abbott Laboratories	3,999	436
AbbVie, Inc.	4,065	548
Accenture PLC, Class A	1,607	496
Activision Blizzard, Inc. (e)	1,945	164
Adobe, Inc. (e)	1,243	608
Advance Auto Parts, Inc.	167	12
Advanced Micro Devices, Inc. (e)	3,885	443
AECOM	300	25
AES Corp.	1,614	33
Aflac, Inc.	1,416	99
Agilent Technologies, Inc.	805	97
Air Products & Chemicals, Inc.	610	183
Airbnb, Inc., Class A (e)	1,009	129
Akamai Technologies, Inc. (e)	434	39
Albemarle Corp.	321	72
Alcoa Corp.	480	16
Alexandria Real Estate Equities, Inc. REIT	423	48
Align Technology, Inc. (e)	201	71
Allegion PLC	240	29
Alliant Energy Corp.	590	31
Allstate Corp.	724	79
Ally Financial, Inc.	744	20
Alnylam Pharmaceuticals, Inc. (e)	324	62
Alphabet, Inc., Class A (e)	27,118	3,262
Altria Group, Inc.	4,163	189
Amazon.com, Inc. (e)	22,187	2,892
Amcor PLC	3,490	35
Ameren Corp.	610	50
American Electric Power Co., Inc.	1,214	102
American Express Co.	1,439	251
American Financial Group, Inc.	195	23
American Homes 4 Rent, Class A REIT	858	30
American International Group, Inc.	1,741	100
American Tower Corp. REIT	1,176	228
American Water Works Co., Inc.	500	71
Ameriprise Financial, Inc.	294	98
AmerisourceBergen Corp.	424	82
AMETEK, Inc.	626	101
Amgen, Inc.	1,371	304
	Shares	Value (000)

Amphenol Corp., Class A	1,527	$130
Analog Devices, Inc.	1,312	256
Annaly Capital Management, Inc. REIT	1,178	24
ANSYS, Inc. (e)	237	78
Aon PLC, Class A	576	199
APA Corp.	797	27
Apollo Global Management, Inc.	1,090	84
Apple, Inc.	37,789	7,330
Applied Materials, Inc.	2,061	298
Aptiv PLC (e)	738	75
Aramark	639	28
Arch Capital Group Ltd. (e)	989	74
Archer-Daniels-Midland Co.	1,430	108
Ares Management Corp., Class A	421	41
Arista Networks, Inc. (e)	670	109
Arrow Electronics, Inc. (e)	175	25
Arthur J Gallagher & Co.	570	125
Aspen Technology, Inc. (e)	78	13
Assurant, Inc.	147	18
AT&T, Inc.	16,621	265
Atmos Energy Corp.	385	45
Autodesk, Inc. (e)	594	122
Automatic Data Processing, Inc.	1,047	230
AutoZone, Inc. (e)	53	132
AvalonBay Communities, Inc. REIT	386	73
Avantor, Inc. (e)	1,641	34
Avery Dennison Corp.	221	38
Axon Enterprise, Inc. (e)	200	39
Baker Hughes Co.	2,421	77
Ball Corp.	855	50
Bank of America Corp.	17,274	496
Bank of New York Mellon Corp.	1,794	80
Bath & Body Works, Inc.	629	24
Baxter International, Inc.	1,277	58
Becton Dickinson & Co.	676	178
Bentley Systems, Inc., Class B	531	29
Berkshire Hathaway, Inc., Class B (e)	3,151	1,074
Best Buy Co., Inc.	560	46
Bill Holdings, Inc. (e)	253	30
Biogen, Inc. (e)	393	112
BioMarin Pharmaceutical, Inc. (e)	509	44
Bio-Rad Laboratories, Inc., Class A (e)	61	23
Bio-Techne Corp.	430	35
Black Knight, Inc. (e)	430	26
BlackRock, Inc.	414	286
Blackstone, Inc.	1,613	150
Block, Inc., Class A (e)	1,418	94
Boeing Co. (e)	1,528	323
Booking Holdings, Inc. (e)	108	292
Booz Allen Hamilton Holding Corp.	361	40
BorgWarner, Inc.	647	32
Boston Properties, Inc. REIT	403	23
Boston Scientific Corp. (e)	3,315	179
Bristol-Myers Squibb Co.	5,000	320

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Broadcom, Inc.	1,121	$972
Broadridge Financial Solutions, Inc.	321	53
Brown & Brown, Inc.	653	45
Brown-Forman Corp., Class B	753	50
Bunge Ltd.	416	39
Burlington Stores, Inc. (e)	179	28
Cadence Design Systems, Inc. (e)	745	175
Caesars Entertainment, Inc. (e)	587	30
Camden Property Trust REIT	278	30
Campbell Soup Co.	486	22
Capital One Financial Corp.	1,045	114
Cardinal Health, Inc.	640	61
Carlisle Cos., Inc.	141	36
Carlyle Group, Inc.	544	17
CarMax, Inc. (e)	441	37
Carnival Corp. (e)	2,417	46
Carrier Global Corp.	1,912	95
Catalent, Inc. (e)	466	20
Caterpillar, Inc.	1,336	329
Cboe Global Markets, Inc.	292	40
CBRE Group, Inc., Class A (e)	778	63
CDW Corp.	371	68
Celanese Corp.	299	35
Centene Corp. (e)	1,270	86
CenterPoint Energy, Inc.	1,429	42
Ceridian HCM Holding, Inc. (e)	377	25
CF Industries Holdings, Inc.	543	38
CH Robinson Worldwide, Inc.	345	33
Charles River Laboratories International, Inc. (e)	140	29
Charles Schwab Corp.	3,514	199
Charter Communications, Inc., Class A (e)	307	113
Cheniere Energy, Inc.	618	94
Chesapeake Energy Corp.	282	24
Chevron Corp.	4,332	682
Chewy, Inc., Class A (e)	254	10
Chipotle Mexican Grill, Inc. (e)	75	160
Chubb Ltd.	1,030	198
Church & Dwight Co., Inc.	670	67
Cigna Group	737	207
Cincinnati Financial Corp.	410	40
Cintas Corp.	251	125
Cisco Systems, Inc.	9,571	495
Citigroup, Inc.	4,591	211
Citizens Financial Group, Inc.	1,258	33
Clarivate PLC (e)	825	8
Cleveland-Cliffs, Inc. (e)	1,309	22
Clorox Co.	345	55
Cloudflare, Inc., Class A (e)	683	45
CME Group, Inc.	891	165
CMS Energy Corp.	695	41
Coca-Cola Co.	9,454	569
Cognex Corp.	474	27
Cognizant Technology Solutions Corp., Class A	1,309	85
	Shares	Value (000)

Coinbase Global, Inc., Class A (e)	337	$24
Colgate-Palmolive Co.	1,887	145
Comcast Corp., Class A	10,120	420
Conagra Brands, Inc.	1,216	41
ConocoPhillips	3,023	313
Consolidated Edison, Inc.	877	79
Constellation Brands, Inc., Class A	439	108
Constellation Energy Corp.	797	73
Contra Abiomed, Inc. (e)	90	—@
Cooper Cos., Inc.	134	51
Copart, Inc. (e)	1,078	98
Corning, Inc.	1,806	63
Corteva, Inc.	1,746	100
CoStar Group, Inc. (e)	1,090	97
Costco Wholesale Corp.	1,115	600
Coterra Energy, Inc.	1,785	45
Crowdstrike Holdings, Inc., Class A (e)	549	81
Crown Castle, Inc. REIT	1,081	123
Crown Holdings, Inc.	330	29
CSX Corp.	4,974	170
Cummins, Inc.	386	95
CVS Health Corp.	3,108	215
Danaher Corp.	1,713	411
Darden Restaurants, Inc.	333	56
Darling Ingredients, Inc. (e)	433	28
Datadog, Inc., Class A (e)	671	66
DaVita, Inc. (e)	152	15
Deere & Co.	793	321
Dell Technologies, Inc., Class C	631	34
Delta Air Lines, Inc. (e)	438	21
Dentsply Sirona, Inc.	585	23
Devon Energy Corp.	1,610	78
Dexcom, Inc. (e)	956	123
Diamondback Energy, Inc.	461	61
Digital Realty Trust, Inc. REIT	783	89
Discover Financial Services	739	86
DISH Network Corp., Class A (e)	678	4
DocuSign, Inc. (e)	549	28
Dollar General Corp.	623	106
Dollar Tree, Inc. (e)	614	88
Dominion Energy, Inc.	1,884	98
Domino's Pizza, Inc.	99	33
DoorDash, Inc., Class A (e)	632	48
Dover Corp.	392	58
Dow, Inc.	1,661	88
DR Horton, Inc.	805	98
Dropbox, Inc., Class A (e)	749	20
DTE Energy Co.	532	59
Duke Energy Corp.	1,718	154
DuPont de Nemours, Inc.	1,262	90
Dynatrace, Inc. (e)	543	28
Eastman Chemical Co.	338	28
Eaton Corp. PLC	1,090	219
eBay, Inc.	1,320	59

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Ecolab, Inc.	703	$131
Edison International	953	66
Edwards Lifesciences Corp. (e)	1,586	150
Elanco Animal Health, Inc. (e)	1,155	12
Electronic Arts, Inc.	660	86
Elevance Health, Inc.	559	248
Eli Lilly & Co.	1,905	893
Emerson Electric Co.	1,409	127
Enphase Energy, Inc. (e)	370	62
Entegris, Inc.	407	45
Entergy Corp.	560	55
EOG Resources, Inc.	1,495	171
EPAM Systems, Inc. (e)	155	35
EQT Corp.	824	34
Equifax, Inc.	339	80
Equinix, Inc. REIT	251	197
Equitable Holdings, Inc.	1,029	28
Equity Lifestyle Properties, Inc. REIT	483	32
Equity Residential REIT	889	59
Erie Indemnity Co., Class A	69	14
Essential Utilities, Inc.	580	23
Essex Property Trust, Inc. REIT	179	42
Estee Lauder Cos., Inc., Class A	638	125
Etsy, Inc. (e)	347	29
Everest Re Group Ltd.	107	37
Evergy, Inc.	530	31
Eversource Energy	853	60
Exact Sciences Corp. (e)	468	44
Exelon Corp.	2,306	94
Expedia Group, Inc. (e)	418	46
Expeditors International of Washington, Inc.	454	55
Extra Space Storage, Inc. REIT	367	55
Exxon Mobil Corp.	9,666	1,037
F5, Inc. (e)	162	24
Factset Research Systems, Inc.	107	43
Fair Isaac Corp. (e)	68	55
Fastenal Co.	1,381	81
FedEx Corp.	586	145
Ferguson PLC	579	91
Fidelity National Financial, Inc.	617	22
Fidelity National Information Services, Inc.	1,555	85
Fifth Third Bancorp	1,679	44
First Citizens BancShares, Inc., Class A	33	42
First Horizon Corp.	1,367	15
First Republic Bank	501	—@
First Solar, Inc. (e)	261	50
FirstEnergy Corp.	1,384	54
Fiserv, Inc. (e)	1,547	195
FleetCor Technologies, Inc. (e)	194	49
FMC Corp.	344	36
Ford Motor Co.	9,552	145
Fortinet, Inc. (e)	1,621	123
Fortive Corp.	826	62
	Shares	Value (000)

Fortune Brands Innovations, Inc.	353	$25
Fox Corp., Class A	1,133	38
Franklin Resources, Inc.	815	22
Freeport-McMoRan, Inc.	3,367	135
Gaming and Leisure Properties, Inc. REIT	700	34
Garmin Ltd.	425	44
Gartner, Inc. (e)	220	77
GE HealthCare, Inc.	978	79
Gen Digital, Inc.	1,351	25
Generac Holdings, Inc. (e)	177	26
General Dynamics Corp.	5,597	1,204
General Electric Co.	2,636	290
General Mills, Inc.	1,409	108
General Motors Co.	3,522	136
Genuine Parts Co.	387	65
Gilead Sciences, Inc.	2,919	225
Global Payments, Inc.	652	64
Globe Life, Inc.	254	28
GoDaddy, Inc., Class A (e)	424	32
Goldman Sachs Group, Inc.	835	269
Graco, Inc.	400	35
Halliburton Co.	2,235	74
Hartford Financial Services Group, Inc.	772	56
Hasbro, Inc.	366	24
HCA Healthcare, Inc.	529	161
Healthcare Realty Trust, Inc. REIT	949	18
Healthpeak Properties, Inc. REIT	1,384	28
HEICO Corp.	313	48
Henry Schein, Inc. (e)	374	30
Hershey Co.	405	101
Hess Corp.	756	103
Hewlett Packard Enterprise Co.	3,142	53
HF Sinclair Corp.	341	15
Hilton Worldwide Holdings, Inc.	659	96
Hologic, Inc. (e)	580	47
Home Depot, Inc.	2,424	753
Honeywell International, Inc.	1,529	317
Horizon Therapeutics PLC (e)	599	62
Hormel Foods Corp.	732	29
Host Hotels & Resorts, Inc. REIT	1,747	29
Howmet Aerospace, Inc.	910	45
HP, Inc.	2,347	72
Hubbell, Inc.	147	49
HubSpot, Inc. (e)	124	66
Humana, Inc.	347	155
Huntington Bancshares, Inc.	3,425	37
Huntington Ingalls Industries, Inc.	849	193
IDEX Corp.	206	44
IDEXX Laboratories, Inc. (e)	226	114
Illinois Tool Works, Inc.	846	212
Illumina, Inc. (e)	428	80
Incyte Corp. (e)	518	32
Ingersoll Rand, Inc.	1,091	71
Insulet Corp. (e)	187	54

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Intel Corp.	9,851	$329
Intercontinental Exchange, Inc.	1,323	150
International Business Machines Corp.	2,052	275
International Flavors & Fragrances, Inc.	697	55
International Paper Co.	846	27
Interpublic Group of Cos., Inc.	1,068	41
Intuit, Inc.	724	332
Intuitive Surgical, Inc. (e)	877	300
Invesco Ltd.	936	16
Invitation Homes, Inc. REIT	1,572	54
IQVIA Holdings, Inc. (e)	507	114
Iron Mountain, Inc. REIT	699	40
J M Smucker Co.	294	43
Jack Henry & Associates, Inc.	199	33
Jacobs Solutions, Inc.	348	41
Jazz Pharmaceuticals PLC (e)	172	21
JB Hunt Transport Services, Inc.	233	42
Johnson & Johnson	5,991	992
Johnson Controls International PLC	1,786	122
JPMorgan Chase & Co.	6,967	1,013
Juniper Networks, Inc.	783	25
Kellogg Co.	609	41
Keurig Dr Pepper, Inc.	1,738	54
KeyCorp	2,353	22
Keysight Technologies, Inc. (e)	490	82
Kimberly-Clark Corp.	836	115
Kimco Realty Corp. REIT	1,501	30
Kinder Morgan, Inc.	4,777	82
KKR & Co., Inc.	1,531	86
KLA Corp.	386	187
Knight-Swift Transportation Holdings, Inc.	428	24
Kraft Heinz Co.	1,640	58
Kroger Co.	1,561	73
L3Harris Technologies, Inc.	4,480	877
Laboratory Corp. of America Holdings	247	60
Lam Research Corp.	377	242
Lamb Weston Holdings, Inc.	393	45
Las Vegas Sands Corp. (e)	941	55
Lear Corp.	161	23
Leidos Holdings, Inc.	354	31
Lennar Corp., Class A	705	88
Lennox International, Inc.	87	28
Liberty Broadband Corp., Class C (e)	345	28
Liberty Global PLC Series C (e)	1,129	20
Liberty Media Corp.-Liberty Formula One, Class C (e)	537	40
Liberty Media Corp.-Liberty SiriusXM, Class A (e)	652	22
Linde PLC	1,263	481
Live Nation Entertainment, Inc. (e)	470	43
LKQ Corp.	714	42
Lockheed Martin Corp.	4,504	2,074
Loews Corp.	549	33
Lowe's Cos., Inc.	1,416	320
	Shares	Value (000)

LPL Financial Holdings, Inc.	217	$47
Lucid Group, Inc. (e)	1,110	8
Lululemon Athletica, Inc. (e)	325	123
LyondellBasell Industries NV, Class A	712	65
M&T Bank Corp.	480	59
Marathon Oil Corp.	1,444	33
Marathon Petroleum Corp.	1,143	133
Markel Group, Inc. (e)	36	50
MarketAxess Holdings, Inc.	105	27
Marriott International, Inc., Class A	659	121
Marsh & McLennan Cos., Inc.	1,249	235
Martin Marietta Materials, Inc.	172	79
Marvell Technology, Inc.	2,082	124
Masco Corp.	625	36
Masimo Corp. (e)	131	22
Mastercard, Inc., Class A	2,054	808
Match Group, Inc. (e)	770	32
McCormick & Co., Inc.	590	51
McDonald's Corp.	1,713	511
McKesson Corp.	391	167
Medical Properties Trust, Inc. REIT	1,439	13
Medtronic PLC	3,163	279
MercadoLibre, Inc. (e)	124	147
Merck & Co., Inc.	5,811	671
Meta Platforms, Inc., Class A (e)	5,361	1,538
MetLife, Inc.	1,640	93
Mettler-Toledo International, Inc. (e)	61	80
MGM Resorts International	756	33
Microchip Technology, Inc.	1,313	118
Micron Technology, Inc.	2,583	163
Microsoft Corp.	16,809	5,724
Mid-America Apartment Communities, Inc. REIT	318	48
Moderna, Inc. (e)	862	105
Mohawk Industries, Inc. (e)	141	15
Molina Healthcare, Inc. (e)	160	48
Molson Coors Beverage Co., Class B	530	35
Mondelez International, Inc., Class A	3,146	229
MongoDB, Inc. (e)	179	74
Monolithic Power Systems, Inc.	121	65
Monster Beverage Corp. (e)	1,754	101
Moody's Corp.	453	158
Mosaic Co.	836	29
Motorola Solutions, Inc.	457	134
MSCI, Inc.	221	104
Nasdaq, Inc.	848	42
NetApp, Inc.	599	46
Netflix, Inc. (e)	1,218	537
Neurocrine Biosciences, Inc. (e)	259	24
Newell Brands, Inc.	992	9
Newmont Corp.	1,876	80
News Corp., Class A	958	19
NextEra Energy, Inc.	4,575	339
NIKE, Inc., Class B	3,087	341
NiSource, Inc.	1,013	28

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Nordson Corp.	141	$35
Norfolk Southern Corp.	552	125
Northern Trust Corp.	540	40
Northrop Grumman Corp.	3,146	1,434
Novocure Ltd. (e)	253	10
NRG Energy, Inc.	546	20
Nucor Corp.	702	115
NVIDIA Corp.	5,993	2,535
NVR, Inc. (e)	8	51
NXP Semiconductors NV	720	147
Occidental Petroleum Corp.	1,752	103
Okta, Inc. (e)	405	28
Old Dominion Freight Line, Inc.	267	99
Omnicom Group, Inc.	561	53
ON Semiconductor Corp. (e)	1,184	112
ONEOK, Inc.	1,128	70
Oracle Corp.	3,858	459
O'Reilly Automotive, Inc. (e)	171	163
Otis Worldwide Corp.	1,051	94
Ovintiv, Inc.	600	23
Owens Corning	267	35
PACCAR, Inc.	1,426	119
Packaging Corp. of America	259	34
Palantir Technologies, Inc., Class A (e)	4,152	64
Palo Alto Networks, Inc. (e)	825	211
Paramount Global, Class B	1,577	25
Parker Hannifin Corp.	348	136
Paychex, Inc.	795	89
Paycom Software, Inc.	139	45
Paylocity Holding Corp. (e)	113	21
PayPal Holdings, Inc. (e)	2,597	173
Pentair PLC	453	29
PepsiCo, Inc.	3,184	590
Pfizer, Inc.	12,966	476
PG&E Corp. (e)	3,461	60
Philip Morris International, Inc.	3,642	356
Phillips 66	1,200	114
Pinterest, Inc., Class A (e)	1,384	38
Pioneer Natural Resources Co.	620	128
Plug Power, Inc. (e)	1,418	15
PNC Financial Services Group, Inc.	1,009	127
Pool Corp.	110	41
PPG Industries, Inc.	652	97
PPL Corp.	1,712	45
Principal Financial Group, Inc.	678	51
Procter & Gamble Co.	5,459	828
Progressive Corp.	1,390	184
Prologis, Inc. REIT	2,214	271
Prudential Financial, Inc.	910	80
PTC, Inc. (e)	305	43
Public Service Enterprise Group, Inc.	1,270	80
Public Storage REIT	431	126
Pulte Group, Inc.	639	50
	Shares	Value (000)

Qorvo, Inc. (e)	286	$29
QUALCOMM, Inc.	2,689	320
Quanta Services, Inc.	386	76
Quest Diagnostics, Inc.	321	45
Raymond James Financial, Inc.	528	55
Raytheon Technologies Corp.	25,263	2,475
Realty Income Corp. REIT	1,497	90
Regency Centers Corp. REIT	424	26
Regeneron Pharmaceuticals, Inc. (e)	289	208
Regions Financial Corp.	2,241	40
Reliance Steel & Aluminum Co.	200	54
Repligen Corp. (e)	144	20
Republic Services, Inc.	606	93
ResMed, Inc.	401	88
Revvity, Inc.	346	41
Rivian Automotive, Inc., Class A (e)	891	15
Robert Half International, Inc.	305	23
ROBLOX Corp., Class A (e)	952	38
Rockwell Automation, Inc.	313	103
Roku, Inc. (e)	341	22
Rollins, Inc.	505	22
Roper Technologies, Inc.	291	140
Ross Stores, Inc.	859	96
Royal Caribbean Cruises Ltd. (e)	633	66
RPM International, Inc.	354	32
S&P Global, Inc.	838	336
Salesforce, Inc. (e)	2,432	514
SBA Communications Corp. REIT	293	68
Schlumberger NV	3,370	166
Seagate Technology Holdings PLC	546	34
Seagen, Inc. (e)	372	72
Sealed Air Corp.	401	16
SEI Investments Co.	317	19
Sempra Energy	767	112
Sensata Technologies Holding PLC	426	19
ServiceNow, Inc. (e)	551	310
Sherwin-Williams Co.	677	180
Simon Property Group, Inc. REIT	897	104
Sirius XM Holdings, Inc.	1,745	8
Skyworks Solutions, Inc.	446	49
Snap, Inc., Class A (e)	2,722	32
Snap-on, Inc.	146	42
Snowflake, Inc., Class A (e)	597	105
SolarEdge Technologies, Inc. (e)	151	41
Southern Co.	2,552	179
Southwest Airlines Co.	406	15
Splunk, Inc. (e)	438	46
SS&C Technologies Holdings, Inc.	623	38
Stanley Black & Decker, Inc.	406	38
Starbucks Corp.	2,758	273
State Street Corp.	902	66
Steel Dynamics, Inc.	487	53
Steris PLC	272	61
Stryker Corp.	836	255

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
	Shares	Value (000)
United States (cont'd)
Sun Communities, Inc. REIT	340	$44
Synchrony Financial	1,112	38
Synopsys, Inc. (e)	417	182
Sysco Corp.	1,283	95
T Rowe Price Group, Inc.	620	69
Take-Two Interactive Software, Inc. (e)	456	67
Targa Resources Corp.	587	45
Target Corp.	1,175	155
TE Connectivity Ltd.	782	110
Teledyne Technologies, Inc. (e)	128	53
Teleflex, Inc.	129	31
Teradyne, Inc.	428	48
Tesla, Inc. (e)	6,505	1,703
Texas Instruments, Inc.	2,112	380
Texas Pacific Land Corp.	17	22
Textron, Inc.	577	39
Thermo Fisher Scientific, Inc.	982	512
TJX Cos., Inc.	2,784	236
T-Mobile US, Inc. (e)	1,530	213
Toast, Inc., Class A (e)	670	15
Toro Co.	300	30
Tractor Supply Co.	307	68
Trade Desk, Inc., Class A (e)	1,159	89
Tradeweb Markets, Inc., Class A	297	20
Trane Technologies PLC	637	122
TransDigm Group, Inc.	140	125
TransUnion	533	42
Travelers Cos., Inc.	643	112
Trimble, Inc. (e)	684	36
Truist Financial Corp.	3,209	97
Twilio, Inc., Class A (e)	467	30
Tyler Technologies, Inc. (e)	114	47
Tyson Foods, Inc., Class A	784	40
Uber Technologies, Inc. (e)	3,601	155
UDR, Inc. REIT	799	34
UGI Corp.	579	16
U-Haul Holding Co.	232	12
Ulta Beauty, Inc. (e)	140	66
Union Pacific Corp.	1,628	333
United Parcel Service, Inc., Class B	1,752	314
United Rentals, Inc.	192	86
United Therapeutics Corp. (e)	100	22
UnitedHealth Group, Inc.	2,171	1,043
Unity Software, Inc. (e)	683	30
Universal Health Services, Inc., Class B	179	28
US Bancorp	3,363	111
Vail Resorts, Inc.	111	28
Valero Energy Corp.	964	113
Veeva Systems, Inc., Class A (e)	390	77
Ventas, Inc. REIT	1,091	52
VeriSign, Inc. (e)	263	59
Verisk Analytics, Inc.	432	98
Verizon Communications, Inc.	9,748	363
	Shares	Value (000)

Vertex Pharmaceuticals, Inc. (e)	600	$211
VF Corp.	832	16
Viatris, Inc.	2,838	28
VICI Properties, Inc. REIT	2,243	70
Visa, Inc., Class A	3,771	896
Vistra Corp.	925	24
VMware, Inc., Class A (e)	580	83
Vulcan Materials Co.	363	82
W R Berkley Corp.	572	34
Walgreens Boots Alliance, Inc.	1,795	51
Walmart, Inc.	3,496	549
Walt Disney Co. (e)	4,252	380
Warner Bros Discovery, Inc. (e)	5,526	69
Waste Connections, Inc.	706	101
Waste Management, Inc.	1,035	179
Waters Corp. (e)	162	43
Webster Financial Corp.	478	18
WEC Energy Group, Inc.	764	67
Wells Fargo & Co.	9,028	385
Welltower, Inc. REIT	1,177	95
West Pharmaceutical Services, Inc.	203	78
Western Digital Corp. (e)	845	32
Westinghouse Air Brake Technologies Corp.	474	52
Westlake Corp.	106	13
WestRock Co.	699	20
Weyerhaeuser Co. REIT	1,821	61
Whirlpool Corp.	152	23
Williams Cos., Inc.	2,939	96
Willis Towers Watson PLC	299	70
Wolfspeed, Inc. (e)	337	19
Workday, Inc., Class A (e)	543	123
WP Carey, Inc. REIT	533	36
WW Grainger, Inc.	125	99
Wynn Resorts Ltd.	297	31
Xcel Energy, Inc.	1,398	87
Xylem, Inc.	493	56
Yum! Brands, Inc.	683	95
Zebra Technologies Corp., Class A (e)	140	41
Zillow Group, Inc., Class C (e)	441	22
Zimmer Biomet Holdings, Inc.	577	84
Zoetis, Inc.	1,094	188
Zoom Video Communications, Inc., Class A (e)	620	42
ZoomInfo Technologies, Inc., Class A (e)	697	18
Zscaler, Inc. (e)	231	34
		104,064

No. of Rights
Rights (0.0%)‡
Sweden (0.0%)‡
Securitas AB, expires 11/17/23 (Cost $24)	2,282	19

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

	Shares	Value (000)
Short-Term Investments (14.4%)
Investment Company (13.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (g) (Cost $68,723)	68,723,461	$68,723

Face Amount (000)

U.S. Treasury Securities (0.6%)
U.S. Treasury Bill,
5.01%, 11/30/23 (h)	$2,291	2,241
5.33%, 11/30/23 (h)	550	538
5.38%, 11/30/23 (h)	150	147
5.43%, 11/30/23 (h)	150	147
Total U.S. Treasury Securities (Cost $3,076)		3,073
Total Short-Term Investments (Cost $71,799)		71,796
Total Investments (96.9%) (Cost $444,336) (i)(j)(k)(l)		483,391
Other Assets in Excess of Liabilities 3.1%		15,264
Net Assets (100.0%)		$498,655
Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.
@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of
Investments.

(d)
Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

(e)	Non-income producing security.
(f)
At June 30, 2023, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust’s (as defined herein) Trustees.

(g)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2023, advisory fees paid were reduced by approximately $87,000 relating to the Fund's investment in the
Liquidity Funds.

(h)	Rate shown is the yield to maturity at June 30, 2023.
(i)
The approximate fair value and percentage of net assets,
$64,216,000 and 12.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the
Consolidated Portfolio of Investments.

(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(k)
The Fund is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the
Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2023, the
Fund did not engage in any cross-trade transactions.

(l)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $78,405,000 and the aggregate gross unrealized depreciation is approximately
$36,438,000, resulting in net unrealized appreciation of approximately
$41,967,000.

ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CLO	Collateralized Loan Obligation.
CVA	Certificaten Van Aandelen.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	3,538		$498	9/14/23	$8
Bank of America NA	GBP	238		$301	8/10/23	(1)
Bank of America NA	PLN	252		$60	9/14/23	(1)
Bank of America NA		$140	ILS	496	9/14/23	(6)
Bank of America NA		$954	JPY	131,445	9/14/23	(33)
Bank of America NA		$57	SEK	607	9/14/23	(—@ )
Barclays Bank PLC	EUR	1,383		$1,501	9/14/23	(13)
Barclays Bank PLC	HKD	4		$1	9/14/23	—@
Barclays Bank PLC	JPY	147,156		$1,067	8/10/23	42
Barclays Bank PLC	NZD	818		$514	8/10/23	12
Barclays Bank PLC	THB	14,195		$413	8/10/23	11
Barclays Bank PLC	THB	10,785		$311	8/10/23	6
Barclays Bank PLC		$554	EUR	513	8/10/23	7
Barclays Bank PLC		$2,367	JPY	326,287	9/14/23	(81)
Barclays Bank PLC		$68	MXN	1,186	8/10/23	1
Barclays Bank PLC		$332	MXN	5,830	9/14/23	4
Barclays Bank PLC		$1,799	SEK	19,174	9/14/23	(16)
BNP Paribas SA	CAD	487		$367	9/14/23	(1)
BNP Paribas SA	CNH	1,336		$188	9/14/23	3
BNP Paribas SA	EUR	1,132		$1,229	9/14/23	(11)
BNP Paribas SA	EUR	1,753		$1,925	8/10/23	9
BNP Paribas SA	EUR	168		$184	8/10/23	—@
BNP Paribas SA	GBP	48		$61	9/14/23	(— @)
BNP Paribas SA	HKD	299		$38	9/14/23	—@
BNP Paribas SA	IDR	8,489,705		$567	8/10/23	—@
BNP Paribas SA	INR	6,880		$83	9/14/23	(1)
BNP Paribas SA	JPY	191,447		$1,348	9/14/23	6
BNP Paribas SA	JPY	56,846		$395	8/10/23	(1)
BNP Paribas SA	NZD	886		$547	8/10/23	3
BNP Paribas SA		$170	AUD	254	9/14/23	—@
BNP Paribas SA		$4,168	CNY	28,661	8/10/23	(207)
BNP Paribas SA		$57	COP	242,881	9/14/23	—@
BNP Paribas SA		$211	COP	892,795	8/10/23	1
BNP Paribas SA		$184	EUR	168	7/5/23	(— @)
BNP Paribas SA		$33	GBP	26	8/10/23	(— @)
BNP Paribas SA		$562	JPY	80,274	9/14/23	1
BNP Paribas SA		$2,858	MXN	50,138	9/14/23	32
Citibank NA		$1,016	CHF	900	8/10/23	(7)
Citibank NA		$293	CNY	2,070	8/10/23	(7)
Citibank NA		$10	CZK	229	9/14/23	—@
Citibank NA		$64	ILS	228	9/14/23	(3)
Credit Agricole CIB		$430	SGD	569	8/10/23	(9)
Goldman Sachs International	BRL	103,646		$20,784	9/14/23	(588)
Goldman Sachs International	BRL	1,955		$401	9/14/23	(2)
Goldman Sachs International	DKK	62		$9	9/14/23	(— @)
Goldman Sachs International	HKD	—@	$	—@	9/14/23	(— @)
Goldman Sachs International	NOK	583		$55	9/14/23	1
Goldman Sachs International	NZD	253		$156	9/14/23	1
Goldman Sachs International	SGD	83		$62	9/14/23	1
Goldman Sachs International		$187	AUD	274	9/14/23	(4)
Goldman Sachs International		$13,663	BRL	66,930	9/14/23	138
Goldman Sachs International		$1,490	CHF	1,336	9/14/23	14
Goldman Sachs International		$93	CLP	74,031	9/14/23	(1)

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$13	CZK	278	9/14/23	—@
Goldman Sachs International		$301	JPY	41,623	8/10/23	$(11)
Goldman Sachs International		$3,891	JPY	536,423	9/14/23	(133)
Goldman Sachs International		$641	MXN	11,239	9/14/23	7
Goldman Sachs International		$89	NOK	943	8/10/23	(1)
Goldman Sachs International		$2	NOK	17	8/10/23	(— @)
Goldman Sachs International		$110	PEN	411	8/10/23	3
Goldman Sachs International		$358	PLN	1,497	8/10/23	10
Goldman Sachs International		$482	SEK	5,139	9/14/23	(4)
JPMorgan Chase Bank NA	CAD	127		$96	9/14/23	(— @)
JPMorgan Chase Bank NA	CHF	136		$153	9/14/23	—@
JPMorgan Chase Bank NA	EUR	2,058		$2,249	9/14/23	(4)
JPMorgan Chase Bank NA	EUR	2,590		$2,831	9/14/23	(6)
JPMorgan Chase Bank NA	EUR	2,860		$3,125	9/14/23	(7)
JPMorgan Chase Bank NA	EUR	1,064		$1,165	9/14/23	—@
JPMorgan Chase Bank NA	GBP	463		$585	9/14/23	(4)
JPMorgan Chase Bank NA	GBP	167		$212	8/10/23	—@
JPMorgan Chase Bank NA	GBP	79		$101	8/10/23	—@
JPMorgan Chase Bank NA	GBP	246		$312	9/14/23	—@
JPMorgan Chase Bank NA	JPY	14,697		$107	8/10/23	4
JPMorgan Chase Bank NA	NOK	449		$42	9/14/23	—@
JPMorgan Chase Bank NA	NZD	4,028		$2,479	9/14/23	8
JPMorgan Chase Bank NA	NZD	401		$246	9/14/23	(— @)
JPMorgan Chase Bank NA	SGD	131		$98	9/14/23	1
JPMorgan Chase Bank NA		$1,838	AUD	2,700	9/14/23	(36)
JPMorgan Chase Bank NA		$1,001	CHF	898	9/14/23	9
JPMorgan Chase Bank NA		$208	EUR	189	9/14/23	(1)
JPMorgan Chase Bank NA		$101	GBP	79	7/5/23	(— @)
JPMorgan Chase Bank NA		$2,979	JPY	395,784	8/10/23	(221)
JPMorgan Chase Bank NA		$2,281	JPY	314,483	9/14/23	(78)
JPMorgan Chase Bank NA		$47	JPY	6,584	8/10/23	(1)
JPMorgan Chase Bank NA		$681	MXN	11,948	9/14/23	8
JPMorgan Chase Bank NA		$163	SEK	1,739	9/14/23	(1)
Standard Chartered Bank	NZD	320		$197	9/14/23	1
State Street Bank and Trust Co.	EUR	234		$254	9/14/23	(2)
UBS AG	AUD	2,116		$1,424	8/10/23	13
UBS AG	CAD	870		$647	8/10/23	(10)
UBS AG	CAD	192		$144	9/14/23	(— @)
UBS AG	CNY	112,923		$15,988	9/14/23	321
UBS AG	DKK	493		$73	8/10/23	1
UBS AG	DKK	370		$54	9/14/23	(—@ )
UBS AG	EUR	422		$454	8/10/23	(8)
UBS AG	EUR	401		$433	8/10/23	(5)
UBS AG	EUR	2,377		$2,580	9/14/23	(23)
UBS AG	HKD	4		$1	9/14/23	—@
UBS AG	HUF	37,953		$108	8/10/23	(2)
UBS AG	HUF	58,917		$168	8/10/23	(3)
UBS AG	HUF	11	$	—@	8/10/23	(— @)
UBS AG	HUF	36,924		$106	8/10/23	(1)
UBS AG	HUF	10,170		$29	8/10/23	(— @)
UBS AG	HUF	14,234		$41	8/10/23	(— @)
UBS AG	HUF	28,218		$81	8/10/23	(1)
UBS AG	IDR	8,548,434		$579	8/10/23	9
UBS AG	IDR	419,892		$28	9/14/23	—@

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Foreign Currency Forward Exchange Contracts: (cont'd)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	KRW	38,468		$30	9/14/23	1
UBS AG	MXN	18,781		$1,037	8/10/23	$(52)
UBS AG	NZD	13,134		$8,083	9/14/23	25
UBS AG	SGD	423		$316	8/10/23	3
UBS AG	THB	549		$16	9/14/23	—@
UBS AG	TRY	458		$18	9/14/23	1
UBS AG		$17	AUD	25	8/10/23	—@
UBS AG		$215	AUD	316	9/14/23	(4)
UBS AG		$68	CAD	92	8/10/23	2
UBS AG		$138	HUF	47,799	8/10/23	1
UBS AG		$14	HUF	4,751	9/14/23	—@
UBS AG		$1,906	KRW	2,515,849	8/10/23	7
UBS AG		$1,373	MXN	24,090	9/14/23	15
UBS AG		$20	NZD	32	8/10/23	—@
UBS AG		$141	RON	632	8/10/23	(2)
UBS AG		$688	SEK	6,999	8/10/23	(38)
UBS AG		$186	SEK	1,985	9/14/23	(2)
UBS AG		$617	THB	20,723	8/10/23	(30)
UBS AG		$55	TWD	1,669	9/14/23	(1)
UBS AG	ZAR	1,082		$58	9/14/23	1
Westpac Banking Corp.		$4,393	EUR	3,964	8/10/23	(59)
						$(992)

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2023:
	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
German Euro-BTP Index (Germany)	19	Sep-23	EUR	1,900	$2,407	$41
German Euro-Bobl Index (Germany)	19	Sep-23		1,900	2,399	(21)
German Euro-Schatz Index (Germany)	136	Sep-23		13,600	15,560	(111)
ICE Brent Crude Oil Index (United States)	60	Oct-23		$60	4,495	(286)
KFE 10 yr. Treasury Bond (Korea, Republic of)	24	Sep-23	KRW	2,400,000	2,021	(6)
Long Gilt Index (United Kingdom)	2	Sep-23	GBP	200	242	(1)
MSCI Emerging Market Index (United States)	42	Sep-23		$2	2,096	(23)
Montreal Exchange 10 yr. Canadian Bond (Canada)	7	Sep-23	CAD	700	647	10
Nikkei 225 Index (United States)	15	Sep-23	JPY	8	1,738	72
SFE 10 yr. Australian Bond (Australia)	152	Sep-23	AUD	15,200	11,763	(100)
SGX MSCI Singapore Index (Singapore)	2	Jul-23	SGD	—@	43	—@
TSE TOPIX Index (Japan)	25	Sep-23	JPY	250	3,964	119
U.S. Treasury 5 yr. Note (United States)	71	Sep-23		$7,100	7,604	(161)
U.S. Treasury 10 yr. Note (United States)	43	Sep-23		4,300	4,827	(20)
U.S. Treasury Long Bond (United States)	15	Sep-23		1,500	1,904	(7)
Short:
Euro Stoxx 50 Index (Germany)	48	Sep-23	EUR	(—@)	(2,319)	(7)
FTSE 100 Index (United Kingdom)	5	Sep-23	GBP	(—@)	(479)	2
German Euro-BTP Index (Germany)	105	Sep-23	EUR	(10,500)	(13,304)	(68)
German Euro-Bund Index (Germany)	55	Sep-23		(5,500)	(8,027)	20
German Short Euro-BTP Index (Germany)	36	Sep-23		(3,600)	(4,111)	26

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Futures Contracts: (cont'd)

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
S&P 500 E Mini Index (United States)	64	Sep-23		$(3)	$(14,362)	$(409)
TSE Japanese 10 yr. Bond index (Japan)	53	Sep-23	JPY	(5,300,000)	(54,563)	(217)
U.S. Treasury 5 yr. Note (United States)	181	Sep-23		$(18,100)	(19,384)	390
U.S. Treasury 10 yr. Ultra Note (United States)	60	Sep-23		(6,000)	(7,106)	53
						$(704)

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at June 30, 2023:
Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Week CNY	Pay	2.56%	Quarterly/ Quarterly	5/16/28	CNY	70,937	$80	$—	$80
Morgan Stanley & Co. LLC*	1 Week CNY	Pay	2.56	Quarterly/ Quarterly	5/16/28		70,937	79	—	79
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Monthly/ Monthly	6/29/26	MXN	32,653	(121)	—	(121)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Monthly/ Monthly	6/29/26		32,653	(119)	—	(119)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Monthly/ Monthly	12/22/26		57,378	(144)	—	(144)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Monthly/ Monthly	12/22/26		57,378	(143)	—	(143)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.96	Monthly/ Monthly	2/26/26		108,941	113	—	113
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.96	Monthly/ Monthly	2/26/26		108,941	112	—	112
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	10.02	Monthly/ Monthly	2/26/26		107,315	121	—	121
								$(22)	$—	$(22)

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at June 30, 2023:
Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	E&P Index	Pay	SOFR + 0.20%	Quarterly	4/10/24		$(929)	$10	$—	$10
Barclays Bank PLC	E&P Index	Pay	SOFR + 0.20%	Quarterly	4/10/24		(2,132)	28	—	28
Barclays Bank PLC	MSCI Daily Total Return World Gross Consumer Staples Index	Receive	SOFR + 0.10%	Quarterly	5/20/24		5,247	141	—	141
Barclays Bank PLC	MSCI World Tobacco Index	Pay	SOFR + 0.25%	Quarterly	5/20/24		(5,283)	(20)	—	(20)
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	5/30/24		2,749	(113)	—	(113)
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	5/30/24		4,955	(311)	—	(311)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23	EUR	3,563	(92)	—	(92)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23		3,550	(91)	—	(91)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23		3,562	(92)	—	(92)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23		3,559	(92)	—	(92)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23		3,672	(95)	—	(95)
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23		(3,618)	59	—	59
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23		(3,583)	58	—	58
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23		(3,560)	58	—	58
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23		(3,532)	58	—	58
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23		(3,514)	57	—	57
BNP Paribas SA	MSCI Japan Net Total Return Index	Pay	SOFR + 0.01%	Quarterly	2/12/24		$(15,422)	563	—	563
BNP Paribas SA	MSCI USA Index	Pay	SOFR + 0.35%	Quarterly	7/14/23		(42,075)	3,447	—	3,447
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.21%	Quarterly	1/26/24		(30,058)	355	—	355

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio
Total Return Swap Agreements: (cont'd)

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	MSCI USA Index	Pay	SOFR + 0.30%	Quarterly	9/22/23	$(43,172)	$695	$—	$695
JPMorgan Chase Bank NA	Japan Growth Index††	Receive	SOFR + 0.19%	Quarterly	6/26/24	7,805	235	—	235
JPMorgan Chase Bank NA	Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	6/26/24	(7,844)	(183)	—	(183)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Receive	SOFR + 0.05%	Quarterly	6/12/24	3,559	(72)	—	(72)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth Index††	Receive	SOFR + 0.05%	Quarterly	6/12/24	5,409	(86)	—	(86)
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Pay	SOFR + 0.05%	Quarterly	6/12/24	(3,547)	59	—	59
JPMorgan Chase Bank NA	JPM SPX 1500 Value Index††	Pay	SOFR + 0.05%	Quarterly	6/12/24	(5,418)	66	—	66
JPMorgan Chase Bank NA	JPM SPX Broad Growth Index††	Receive	SOFR + 0.05%	Quarterly	6/12/24	3,318	(73)	—	(73)
JPMorgan Chase Bank NA	JPM SPX Broad Growth Index††	Receive	SOFR + 0.05%	Quarterly	6/12/24	5,053	(80)	—	(80)
JPMorgan Chase Bank NA	JPM SPX Broad Value Index††	Pay	SOFR + 0.05%	Quarterly	6/12/24	(3,309)	52	—	52
JPMorgan Chase Bank NA	JPM SPX Broad Value Index††	Pay	SOFR + 0.05%	Quarterly	6/12/24	(5,047)	60	—	60
JPMorgan Chase Bank NA	Korea Growth Index	Receive	SOFR + 0.30%	Quarterly	6/25/24	1,940	93	—	93
JPMorgan Chase Bank NA	Korea Value Index	Pay	SOFR + 0.16%	Quarterly	6/25/24	(1,946)	(64)	—	(64)
							$4,630	$—	$4,630

††	See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with BNP EU Luxury Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
BNP EU Luxury Index
Brunello Cucinelli SpA	199	$18	1.73%
Burberry Group PLC	1,109	31	2.96
Cie Financiere Richemo - Class A Reg	1,319	218	21.14
Hermes International	93	194	18.86
Hugo Boss AG	210	16	1.55
Kering SA	342	192	18.65
LVMH Moet Hennessy Louis Vuitton SE	239	220	21.30
Moncler SpA	813	57	5.49
Salvatore Ferragamo SpA	530	9	0.84
Swatch Group AG	150	43	4.18
Tapestry, Inc.	693	30	2.89
Tod's SpA	104	4	0.42

The following table represents the equity basket holdings underlying the total return swap with EMU IMI Anti-Value Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
EMU IMI Anti-Value Index
Adidas AG	46	$8	0.86%
Adyen NV	7	10	1.07
AIB Group PLC	2,274	9	0.93
Air Liquide SA	51	8	0.85
Airbus SE	61	8	0.81
Akzo Nobel NV	111	8	0.82
Allfunds Group PLC	1,483	9	0.89
Amplifon SpA	234	8	0.81
ASM International NV	23	9	0.90
ASML Holding NV	14	9	0.92

Security Description	Shares	Value (000)	Index Weight
EMU IMI Anti-Value Index (cont'd)
Auto1 Group SE	1,089	$8	0.87%
Banca Generali SpA	307	9	0.97
Barco NV	339	8	0.81
Bawag Group AG	194	8	0.87
CA Immobilien Anlagen AG	349	9	0.92
Credit Agricole SA	782	8	0.86
CTS Eventim AG & Co. KGaA	140	8	0.82
Dassault Systemes SE	257	10	1.06
Davide Campari-Milano NV	650	8	0.82
Delivery Hero SE	236	8	0.87
Deutsche Boerse AG	49	8	0.85
Edenred	171	10	1.06
Evotec SE	383	8	0.81
Ferrari NV	29	8	0.85
Flutter Entertainment PLC	44	8	0.82
Galapagos NV	211	8	0.81
Gecina SA	90	9	0.89
Getlink SE	498	8	0.81
Groupe Bruxelles Lambert NV	114	8	0.85
Hannover Rueck SE	43	8	0.84
Industrie De Nora SpA	452	9	0.91
ING Groep NV	723	9	0.90
Inmobiliaria Colonial Socimi SA	1,487	8	0.85
Inpost SA	826	8	0.83
Interparfums SA	109	8	0.81
MARR SpA	551	8	0.81
Nemetschek SE	148	10	1.06
Redcare Pharmacy NV	84	8	0.81
Safran SA	56	8	0.81
Salcef Group SpA	364	8	0.87
Schneider Electric SE	52	8	0.85

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
EMU IMI Anti-Value Index (cont'd)
Scout24 SE	146	$9	0.88%
SES Imagotag	84	14	1.45
Siemens AG - Reg	53	9	0.88
Siemens Energy AG	362	8	0.87
Tomtom NV	1,281	9	0.91
Verbio Vereinigte Bioenergie AG	201	8	0.80
Voltalia SA - Reg	528	8	0.83
Vonovia SE	468	8	0.85
Warehouses De Pauw SA	311	8	0.80

The following table represents the equity basket holdings underlying the total return swap with EMU IMI Value Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
EMU IMI Value Index
Acerinox SA	892	$9	0.92%
Air France-KLM	5,105	9	0.95
Aperam	261	8	0.86
Applus Services SA	1,080	10	1.02
Atos SE	830	11	1.14
Banca Monte dei Paschi di Siena SpA	3,640	8	0.88
Bayerische Motoren Werke AG	73	8	0.83
Bekaert NV	204	8	0.87
Beneteau	587	9	0.92
Bouygues SA	305	9	0.94
Bper Banca	3,112	9	0.89
Cancom SE	312	9	0.93
Casino Guichard Perrachon SA	1,176	9	0.98
Clariane SE	1,241	8	0.88
Compagnie De Saint Gobain	190	10	1.07
Construcciones y Auxiliar de Ferrocarriles	364	11	1.17
Daimler Truck Holding AG	322	10	1.03
Dalata Hotel Group PLC	1,736	8	0.84
Dermapharm Holding SE	207	9	0.96
Deutz AG	1,654	9	0.89
Eiffage	94	9	0.94
Fresenius Medical Care AG	215	9	0.97
Fresenius Se & Co KGaA	346	9	0.90
Fugro NV	761	11	1.12
Glanbia PLC	729	10	1.03
Grifols SA	900	11	1.10
Indra Sistemas SA	740	8	0.87
Ipsen	81	9	0.90
Iveco Group NV	1,214	10	1.03
Koninklijke Bam Groep NV	4,565	8	0.88
Leonardo SpA	825	9	0.91
Melia Hotels International	1,272	8	0.84
Nexi SpA	1,260	9	0.93
Outokumpu Oyj	1,662	9	0.91
Ovs SpA	3,497	9	0.89
Rexel SA	489	11	1.11
Sanofi	85	8	0.86
Signify NV	339	9	0.89
Siltronic AG	125	9	0.93
Sopra Steria Group	48	9	0.90
STMicroelectronics NV	186	8	0.85
Suedzucker AG	634	11	1.09
Tag Immobilien AG	1,291	11	1.11

Security Description	Shares	Value (000)	Index Weight
EMU IMI Value Index (cont'd)
Telenet Group Holding NV	412	$9	0.89%
Thyssenkrupp AG	1,184	8	0.84
Tietoevry Oyj	315	8	0.82
Unibail-Rodamco-Westfield	188	9	0.90
Unicredit SpA	397	8	0.84
Voestalpine AG	265	9	0.89
Xior Student Housing NV	320	9	0.95

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
Japan Growth Index
Advantest Corp.	1,522	$197	1.99%
Asahi Intecc Co. Ltd.	10,810	212	2.14
Bandai Namco Holdings, Inc.	8,850	211	2.13
Baycurrent Consulting, Inc.	5,221	211	2.13
Capcom Co. Ltd.	5,453	212	2.13
Chubu Electric Power Co., Inc.	17,970	215	2.16
Daifuku Co. Ltd.	9,865	208	2.09
Daiichi Sankyo Co. Ltd.	6,437	209	2.11
Daikin Industries Ltd.	1,038	213	2.14
Daiwa House Reit Investment	109	213	2.14
Disco Corp.	1,294	202	2.04
Fanuc Corp.	5,795	209	2.11
Fast Retailing Co. Ltd.	822	212	2.14
GLP J-REIT	208	212	2.14
Gmo Payment Gateway, Inc.	2,598	209	2.11
Hoshizaki Corp.	5,756	214	2.16
Japan Exchange Group, Inc.	11,970	218	2.20
JSR Corp.	9,241	212	2.14
Keio Corp.	6,452	214	2.15
Keisei Electric Railway Co.	5,140	213	2.14
Keyence Corp.	443	213	2.15
Kobe Bussan Co. Ltd.	8,186	214	2.16
Koei Tecmo Holdings Co. Ltd.	12,420	212	2.14
Kose Corp.	2,086	206	2.08
Lasertec Corp.	1,395	202	2.04
M3, Inc.	9,326	208	2.10
Mcdonald's Holdings Co. Japan	5,221	211	2.13
Monotaro Co. Ltd.	15,931	209	2.11
Nidec Corp.	3,778	207	2.09
Nippon Paint Holdings Co. Ltd.	25,417	213	2.15
Nippon Prologis REIT, Inc.	104	211	2.13
Nissan Chemical Corp.	4,882	212	2.14
Obic Co. Ltd.	1,301	214	2.15
Oracle Corp. Japan	2,581	215	2.17
Oriental Land Co. Ltd.	5,718	212	2.14
Rakuten Group, Inc.	61,125	213	2.15
Recruit Holdings Co. Ltd.	6,490	209	2.11
Shiseido Co. Ltd.	4,326	204	2.06
SMC Corp.	369	207	2.09
Sompo Holdings, Inc.	4,810	221	2.23
T&D Holdings, Inc.	14,362	212	2.14
Toho Co. Ltd.	5,512	211	2.12
Tokio Marine Holdings, Inc.	9,185	216	2.18
Trend Micro, Inc.	4,207	211	2.12
Unicharm Corp.	5,666	216	2.17
Yaskawa Electric Corp.	4,511	209	2.10

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
Japan Growth Index (cont'd)
Zozo, Inc.	10,120	$216	2.17%

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
Japan Value Index
Agc, Inc.	6,399	$235	2.13%
Asahi Group Holdings Ltd.	5,896	233	2.12
Brother Industries Ltd.	15,041	233	2.11
Canon, Inc.	8,669	234	2.13
Daiwa House Industry Co. Ltd.	8,781	236	2.14
Dentsu Group, Inc.	7,145	239	2.16
Hitachi Construction Machinery Co. Ltd.	8,395	236	2.14
Honda Motor Co. Ltd.	7,550	233	2.12
Iida Group Holdings Co. Ltd.	13,955	238	2.16
Isuzu Motors Ltd.	18,952	232	2.10
Japan Post Holdings Co. Ltd.	32,564	233	2.12
Japan Post Insurance Co. Ltd.	15,524	233	2.11
JFE Holdings, Inc.	16,533	234	2.12
Kajima Corp.	16,096	239	2.17
Kawasaki Kisen Kaisha Ltd.	10,350	237	2.15
Kirin Holdings Co. Ltd.	15,377	234	2.13
Mazda Motor Corp.	24,189	233	2.11
Meiji Holdings Co. Ltd.	10,320	233	2.12
Mitsubishi Chemical Group Co.	40,306	234	2.12
Mitsubishi Corp.	4,627	237	2.15
Mitsui & Co. Ltd.	5,807	236	2.14
Mitsui Osk Lines Ltd.	10,151	236	2.14
Mizuho Financial Group, Inc.	15,786	238	2.16
NEC Corp.	4,831	233	2.11
NGK Insulators Ltd.	18,658	232	2.11
Nippon Express Holdings, Inc.	4,015	237	2.16
Nippon Telegraph & Telephone Corp.	8,103	234	2.13
Nippon Yusen Kabushiki Kaisha	10,988	235	2.13
Nissan Motor Co. Ltd.	62,173	234	2.12
Nomura Real Estate Holdings, Inc.	9,525	238	2.16
Oji Holdings Corp.	59,754	235	2.14
Ono Pharmaceutical Co. Ltd.	12,059	234	2.12
Orix Corp.	13,246	241	2.18
Otsuka Holdings Co. Ltd.	6,007	233	2.12
Ricoh Co. Ltd.	27,630	234	2.13
SBI Holdings, Inc.	12,002	234	2.12
Seiko Epson Corp.	14,848	234	2.12
Seven & I Holdings Co. Ltd.	5,443	228	2.07
Shionogi & Co. Ltd.	5,390	234	2.12
Softbank Corp.	21,833	232	2.11
Subaru Corp.	12,436	233	2.11
Sumco Corp.	16,138	227	2.06
Sumitomo Corp.	10,775	238	2.16
Sumitomo Realty & Development Co. Ltd.	8,992	234	2.12
TDK Corp.	5,985	228	2.07
Tokyo Gas Co. Ltd.	10,586	236	2.14
Toyota Tsusho Corp.	4,681	235	2.13

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Index
Amazon.com, Inc.	391	$51	0.51%
Aon PLC - Class A	155	52	0.52
Apple, Inc.	269	50	0.51
Arthur J Gallagher & Co.	237	50	0.51
Celsius Holdings, Inc.	344	51	0.51
Cogent Communications Holdings, Inc.	773	50	0.50
Copart, Inc.	560	50	0.50
Dexcom, Inc.	401	51	0.51
Elf Beauty, Inc.	457	52	0.52
Fastenal Co.	891	51	0.51
Five Below	258	51	0.51
Hawaiian Holdings, Inc.	5,382	53	0.53
HCI Group, Inc.	828	50	0.51
Installed Building Products	409	53	0.53
Insulet Corp.	173	50	0.51
Intuitive Surgical, Inc.	156	51	0.52
Jack Henry & Associates, Inc.	311	50	0.51
Lattice Semiconductor Corp.	598	53	0.53
Linde PLC	134	50	0.50
Marsh & Mclennan Cos	275	50	0.51
Mccormick & Co.-Non Voting Shares	539	50	0.51
Mercury General Corp.	1,582	50	0.51
Meta Platforms, Inc. - Class A	183	52	0.53
Monolithic Power Systems, Inc.	98	50	0.50
Monster Beverage Corp.	844	50	0.51
Msa Safety, Inc.	328	54	0.54
Nike, Inc. - Class B	457	50	0.51
Novanta, Inc.	288	51	0.51
Nvidia Corp.	126	54	0.55
Old Dominion Freight Line	153	51	0.51
Payoneer Global, Inc.	10,860	52	0.52
Penumbra, Inc.	154	52	0.53
Quanta Services, Inc.	265	50	0.50
R1 RCM, Inc.	2,895	50	0.51
Rockwell Automation, Inc.	160	50	0.51
Ross Stores, Inc.	470	51	0.51
Saia, Inc.	159	50	0.50
Shake Shack, Inc. - Class A	703	53	0.53
Sitime Corp.	443	53	0.54
SPS Commerce, Inc.	285	52	0.53
Take-Two Interactive Software	365	51	0.52
TJX Companies, Inc.	624	51	0.51
Transdigm Group, Inc.	60	51	0.52
Vericel Corp.	1,434	51	0.52
Verisk Analytics, Inc.	221	50	0.51
Watsco, Inc.	139	50	0.51
World Acceptance Corp.	385	51	0.51
Xpel, Inc.	636	52	0.52
Xylem, Inc.	445	50	0.50
Zoetis, Inc.	295	50	0.51

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Index
Agco Corp.	395	$53	0.54%
Alpha & Omega Semiconductor	1,645	51	0.52
American Airlines Group, Inc.	3,173	52	0.53
American Axle & Manufacturing, Inc.	6,371	51	0.51
American Woodmark Corp.	708	51	0.51
Andersons, Inc.	1,106	50	0.50
Arrow Electronics, Inc.	362	50	0.50
B&G Foods, Inc.	3,609	51	0.52
Baxter International, Inc.	1,174	53	0.54
Benchmark Electronics, Inc.	1,965	50	0.50
Boise Cascade Co.	618	50	0.51
Bunge Ltd.	532	50	0.50
Caleres, Inc.	2,093	52	0.53
Catalyst Pharmaceuticals, Inc.	4,093	54	0.55
CF Industries Holdings, Inc.	721	51	0.52
Clearfield, Inc.	1,088	51	0.52
Designer Brands, Inc. - Class A	5,612	53	0.53
Dynavax Technologies Corp.	4,110	53	0.54
Eagle Pharmaceuticals, Inc.	2,574	51	0.52
Ebix, Inc.	2,202	50	0.51
Enovis Corp.	844	51	0.52
Genesco, Inc.	2,246	55	0.56
Greenbrier Companies, Inc.	1,581	51	0.52
Hewlett Packard Enterprise	3,072	52	0.52
Ichor Holdings Ltd.	1,403	51	0.51
Interface, Inc.	6,076	51	0.52
Iqvia Holdings, Inc.	235	50	0.51
KB Home	1,007	52	0.53
Lithia Motors, Inc.	188	53	0.54
M/I Homes, Inc.	644	53	0.54
Manpowergroup, Inc.	634	50	0.50
Masterbrand, Inc.	4,486	51	0.52
Medifast, Inc.	592	52	0.53
Organon & Co.	2,426	51	0.51
Par Pacific Holdings, Inc.	2,040	51	0.51
Photronics, Inc.	2,107	51	0.51
Preferred Bank	920	50	0.50
Principal Financial Group	685	50	0.50
Revvity, Inc.	436	50	0.51
Suncoke Energy, Inc.	6,362	51	0.52
TD Synnex Corp.	518	50	0.50
Terex Corp.	872	50	0.50
The Cigna Group	184	51	0.51
Timken Co.	579	50	0.51
Titan International, Inc.	4,369	51	0.52
United States Steel Corp.	2,136	50	0.51
Veritiv Corp.	415	51	0.52
Viatris, Inc.	5,099	51	0.52
Wabash National Corp.	1,823	50	0.51
Warrior Met Coal, Inc.	1,360	51	0.52

The following table represents the equity basket holdings underlying the total return swap with JPM SPX Broad Growth Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
JPM SPX Broad Growth Index
Alnylam Pharmaceuticals, Inc.	215	$43	0.43%

Security Description	Shares	Value (000)	Index Weight
JPM SPX Broad Growth Index (cont'd)
Amazon.com, Inc.	330	$43	0.43%
Arthur J Gallagher & Co.	200	43	0.43
Burlington Stores, Inc.	278	43	0.43
Celsius Holdings, Inc.	291	43	0.43
Coinbase Global, Inc. - Class A	747	43	0.43
Costar Group, Inc.	506	44	0.44
Dexcom, Inc.	338	43	0.43
Doordash, Inc. - Class A	586	43	0.43
Elf Beauty, Inc.	386	44	0.44
Fastenal Co.	752	43	0.43
Five Below	217	43	0.43
Guardant Health, Inc.	1,258	47	0.47
Hawaiian Holdings, Inc.	4,544	45	0.45
HCI Group, Inc.	699	42	0.43
Heico Corp.	249	43	0.43
Installed Building Products	345	45	0.45
Insulet Corp.	146	42	0.43
Intuitive Surgical, Inc.	132	43	0.43
Lattice Semiconductor Corp.	505	45	0.45
Lululemon Athletica, Inc.	115	44	0.44
Marsh & Mclennan Cos	232	42	0.43
Mccormick & Co.-Non Voting Shares	455	43	0.43
Mongodb, Inc.	109	42	0.43
Msa Safety, Inc.	277	46	0.46
Nike, Inc. - Class B	386	43	0.43
Novanta, Inc.	244	43	0.43
Nvidia Corp.	106	46	0.46
Old Dominion Freight Line	129	43	0.43
Opendoor Technologies, Inc.	16,459	52	0.52
Penumbra, Inc.	130	44	0.44
Pinterest, Inc. - Class A	1,712	45	0.45
Pure Storage, Inc. - Class A	1,186	43	0.44
R1 RCM, Inc.	2,444	42	0.43
Rockwell Automation, Inc.	135	43	0.43
Ross Stores, Inc.	397	43	0.43
Shake Shack, Inc. - Class A	594	45	0.45
Siteone Landscape Supply, Inc.	273	43	0.44
Sitime Corp.	374	45	0.45
Sofi Technologies, Inc.	5,047	43	0.43
Southwest Airlines Co.	1,340	46	0.46
Tesla, Inc.	175	46	0.46
TJX Companies, Inc.	527	43	0.43
Transdigm Group, Inc.	51	43	0.43
Uber Technologies, Inc.	1,018	44	0.44
Verisk Analytics, Inc.	186	42	0.43
Wayfair, Inc. - Class A	774	44	0.44
World Acceptance Corp.	325	43	0.43
Xpel, Inc.	537	44	0.44
Zoetis, Inc.	249	42	0.43

The following table represents the equity basket holdings underlying the total return swap with JPM SPX Broad Value Index as of June 30, 2023:
Security Description	Shares	Value (000)	Index Weight
JPM SPX Broad Value Index
Agco Corp.	334	$45	0.45%
Alpha & Omega Semiconductor	1,389	43	0.44
American Airlines Group, Inc.	2,679	44	0.44

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Consolidated Portfolio of Investments (cont'd)
Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
JPM SPX Broad Value Index (cont'd)
American Axle & Manufacturing Holdings, Inc.	5,378	$43	0.43%
Andersons, Inc.	934	42	0.43
Applovin Corp. - Class A	1,822	43	0.44
Arrow Electronics, Inc.	306	42	0.43
B&G Foods, Inc.	3,047	43	0.44
Baxter International, Inc.	991	45	0.46
Boise Cascade Co.	522	42	0.43
Caleres, Inc.	1,767	44	0.45
Catalyst Pharmaceuticals, Inc.	3,456	45	0.46
CF Industries Holdings, Inc.	608	43	0.44
Clearfield, Inc.	919	43	0.44
Delta Air Lines, Inc.	1,048	45	0.46
Designer Brands, Inc. - Class A	4,738	44	0.45
Dropbox, Inc. - Class A	1,734	46	0.47
Dynavax Technologies Corp.	3,470	45	0.46
Eagle Pharmaceuticals, Inc.	2,173	43	0.44
Ebix, Inc.	1,859	43	0.43
Elanco Animal Health, Inc.	4,383	44	0.44
Enovis Corp.	713	43	0.44
Genesco, Inc.	1,897	46	0.47
Greenbrier Companies, Inc.	1,335	43	0.44
Hewlett Packard Enterprise	2,594	44	0.44
Ichor Holdings Ltd.	1,184	43	0.43
Interface, Inc.	5,129	43	0.44
KB Home	850	44	0.45
Kyndryl Holdings, Inc.	3,321	44	0.45
Lithia Motors, Inc.	158	45	0.45
M/I Homes, Inc.	544	45	0.45
Masterbrand, Inc.	3,788	43	0.44
Maxlinear, Inc.	1,430	43	0.43
Medifast, Inc.	500	44	0.45
Organon & Co.	2,048	43	0.43
Par Pacific Holdings, Inc.	1,722	43	0.43
Photronics, Inc.	1,779	43	0.43
Playtika Holding Corp.	3,781	43	0.43
Revvity, Inc.	368	42	0.43
Rithm Capital Corp.	4,595	42	0.43
Sanmina Corp.	741	43	0.44
Suncoke Energy, Inc.	5,371	43	0.44
TD Synnex Corp.	438	42	0.43
The Cigna Group	155	43	0.43
Titan International, Inc.	3,689	43	0.44
Universal Health Services - Class B	297	45	0.45
Veritiv Corp.	350	43	0.44
Viatris, Inc.	4,305	43	0.44
Wabash National Corp.	1,539	42	0.43
Warrior Met Coal, Inc.	1,148	43	0.44

@	Value is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

AGC	Assured Guaranty Corporation.
FTSE	Financial Times Stock Exchange.
ICE	Intercontinental Exchange.
KFE	Korean Futures Exchange.
MSCI	Morgan Stanley Capital International.
REIT	Real Estate Investment Trust.
SFE	Sydney Futures Exchange.
SGX	Singapore Exchange Ltd.
TIIE	Interbank Equilibrium Interest Rate.
TSE	Toronto Stock Exchange.

AUD —	Australian Dollar
BRL —	Brazilian Real
CAD —	Canadian Dollar
CHF —	Swiss Franc
CLP —	Chilean Peso
CNH —	Chinese Yuan Renminbi Offshore
CNY —	Chinese Yuan Renminbi
COP —	Colombian Peso
CZK —	Czech Koruna
DKK —	Danish Krone
EUR —	Euro
GBP —	British Pound
HKD —	Hong Kong Dollar
HUF —	Hungarian Forint
IDR —	Indonesian Rupiah
ILS —	Israeli Shekel
INR —	Indian Rupee
JPY —	Japanese Yen
KRW —	South Korean Won
MXN —	Mexican Peso
MYR —	Malaysian Ringgit
NOK —	Norwegian Krone
NZD —	New Zealand Dollar
PEN —	Peruvian Nuevo Sol
PLN —	Polish Zloty
RON —	Romanian New Leu
SEK —	Swedish Krona
SGD —	Singapore Dollar
THB —	Thai Baht
TRY —	Turkish Lira
TWD —	Taiwan Dollar
USD —	United States Dollar
ZAR —	South African Rand

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition
Classification	Percentage of Total Investments
Fixed Income Securities	48.4%
Common Stocks	36.7
Short-Term Investments	14.9
Total Investments	100.0%**

**
Does not include open long/short futures contracts with a value of approximately
$185,365,000 and net unrealized depreciation of approximately $704,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $992,000. Also does not include open swap agreements with net unrealized appreciation of approximately $4,608,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments
High Yield Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.2%)
Corporate Bonds (96.8%)
Basic Materials (6.0%)
ASP Unifrax Holdings, Inc.
5.25%, 9/30/28 (a)	$651	$471
Eldorado Gold Corp.
6.25%, 9/1/29 (a)	500	448
HB Fuller Co.
4.25%, 10/15/28	675	602
Herens Holdco Sarl
4.75%, 5/15/28 (a)	600	466
Hudbay Minerals, Inc.
4.50%, 4/1/26 (a)	359	335
IAMGOLD Corp.
5.75%, 10/15/28 (a)	574	430
Iris Holding, Inc.
10.00%, 12/15/28 (a)	600	441
Kaiser Aluminum Corp.
4.50%, 6/1/31 (a)	250	200
4.63%, 3/1/28 (a)	300	263
Minerals Technologies, Inc.
5.00%, 7/1/28 (a)	500	455
NOVA Chemicals Corp.
4.25%, 5/15/29 (a)	300	245
Novelis Corp.
4.75%, 1/30/30 (a)	375	334
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.00%, 1/27/30 (a)	500	443
Tacora Resources, Inc.
8.25%, 5/15/26 (a)	500	378
TMS International Corp.
6.25%, 4/15/29 (a)	925	778
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 4/1/29 (a)	525	243
5.38%, 9/1/25 (a)	350	293
		6,825
Communications (9.3%)
Altice France SA
5.13%, 7/15/29 (a)	600	427
Arches Buyer, Inc.
4.25%, 6/1/28 (a)	175	152
6.13%, 12/1/28 (a)	310	267
Audacy Capital Corp.
6.50%, 5/1/27 (a)	900	18
Banijay Entertainment SASU
5.38%, 3/1/25 (a)	425	417
Block Communications, Inc.
4.88%, 3/1/28 (a)	693	574
C&W Senior Financing DAC
6.88%, 9/15/27 (a)	250	218
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	450	410
	Face Amount (000)	Value (000)

Ciena Corp.
4.00%, 1/31/30 (a)	$785	$685
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28 (a)	785	617
CSC Holdings LLC
5.75%, 1/15/30 (a)	300	142
7.50%, 4/1/28 (a)	500	286
11.25%, 5/15/28 (a)	680	660
EquipmentShare.com, Inc.
9.00%, 5/15/28 (a)	540	525
GCI LLC
4.75%, 10/15/28 (a)	300	256
Gray Escrow II, Inc.
5.38%, 11/15/31 (a)	500	332
Gray Television, Inc.
4.75%, 10/15/30 (a)	50	34
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	80	61
Iliad Holding SASU
7.00%, 10/15/28 (a)	200	185
Lamar Media Corp.
4.00%, 2/15/30	300	263
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	520	488
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	376	353
National CineMedia LLC
5.75%, 8/15/26	600	25
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	350	292
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 9/15/28 (a)	525	307
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	249	234
Sirius XM Radio, Inc.
4.00%, 7/15/28 (a)	325	283
Spotify USA, Inc.
0.00%, 3/15/26	500	427
TEGNA, Inc.
5.00%, 9/15/29	300	259
Townsquare Media, Inc.
6.88%, 2/1/26 (a)	100	96
Urban One, Inc.
7.38%, 2/1/28 (a)	300	262
Viavi Solutions, Inc.
3.75%, 10/1/29 (a)	600	510
Virgin Media Finance PLC
5.00%, 7/15/30 (a)	400	319
Ziggo BV
4.88%, 1/15/30 (a)	350	291
		10,675

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
High Yield Portfolio
	Face Amount (000)	Value (000)
Consumer, Cyclical (25.6%)
Air Canada
3.88%, 8/15/26 (a)	$300	$278
Allwyn Entertainment Financing UK PLC
7.88%, 4/30/29 (a)	245	249
American Airlines, Inc.
7.25%, 2/15/28 (a)	117	116
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.75%, 4/20/29 (a)	575	559
Arko Corp.
5.13%, 11/15/29 (a)	675	549
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 4/1/30 (a)	500	427
At Home Group, Inc.
4.88%, 7/15/28 (a)	255	135
Boyne USA, Inc.
4.75%, 5/15/29 (a)	750	677
Brinker International, Inc.
8.25%, 7/15/30 (a)	510	503
Caesars Entertainment, Inc.
4.63%, 10/15/29 (a)	300	262
Carrols Restaurant Group, Inc.
5.88%, 7/1/29 (a)	1,075	886
Cars.com, Inc.
6.38%, 11/1/28 (a)	570	526
CCM Merger, Inc.
6.38%, 5/1/26 (a)	750	728
CD&R Smokey Buyer, Inc.
6.75%, 7/15/25 (a)	885	824
CDI Escrow Issuer, Inc.
5.75%, 4/1/30 (a)	425	396
Cushman & Wakefield U.S. Borrower LLC
6.75%, 5/15/28 (a)	250	226
Dana, Inc.
4.25%, 9/1/30	300	250
Dealer Tire LLC/DT Issuer LLC
8.00%, 2/1/28 (a)	750	684
DraftKings Holdings, Inc.
0.00%, 3/15/28	465	351
Evergreen Acqco 1 LP/TVI, Inc.
9.75%, 4/26/28 (a)	441	456
Everi Holdings, Inc.
5.00%, 7/15/29 (a)	300	263
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29 (a)	1,075	902
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 1/15/30 (a)	200	170
Ford Motor Co.
3.25%, 2/12/32	1,470	1,158
GYP Holdings III Corp.
4.63%, 5/1/29 (a)	260	229
	Face Amount (000)	Value (000)

Hanesbrands, Inc.
4.88%, 5/15/26 (a)	$320	$299
9.00%, 2/15/31 (a)	165	166
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/32 (a)	250	209
Jacobs Entertainment, Inc.
6.75%, 2/15/29 (a)	620	556
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	750	734
Ken Garff Automotive LLC
4.88%, 9/15/28 (a)	275	242
Kohl's Corp.
4.63%, 5/1/31	600	418
LCM Investments Holdings II LLC
4.88%, 5/1/29 (a)	275	236
LGI Homes, Inc.
4.00%, 7/15/29 (a)	500	417
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/28 (a)	199	202
Lindblad Expeditions LLC
6.75%, 2/15/27 (a)	395	377
Lithia Motors, Inc.
3.88%, 6/1/29 (a)	400	348
Macy's Retail Holdings LLC
5.88%, 3/15/30 (a)	500	446
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29 (a)	400	346
Mattamy Group Corp.
5.25%, 12/15/27 (a)	250	233
Mclaren Finance PLC
7.50%, 8/1/26 (a)	450	386
Michaels Cos., Inc.
7.88%, 5/1/29 (a)	520	351
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 5/1/29 (a)	500	442
New Home Co., Inc.
7.25%, 10/15/25 (a)	755	701
Newell Brands, Inc.
4.70%, 4/1/26	320	301
Patrick Industries, Inc.
4.75%, 5/1/29 (a)	150	129
Peloton Interactive, Inc.
0.00%, 2/15/26	595	454
Penn Entertainment, Inc.
4.13%, 7/1/29 (a)	300	246
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 2/15/28 (a)	275	254
7.75%, 2/15/29 (a)	250	249
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.88%, 9/1/31 (a)	850	628

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
High Yield Portfolio
	Face Amount (000)	Value (000)
Consumer, Cyclical (cont'd)
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.88%, 11/1/26 (a)	$395	$373
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/29 (a)	745	612
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63%, 4/16/29	600	496
Rite Aid Corp.
7.50%, 7/1/25 (a)	576	343
8.00%, 11/15/26 (a)	380	187
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
6 Month USD LIBOR + 5.63%, 10.93%, 10/15/26 (a)(b)	730	711
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	900	834
Station Casinos LLC
4.50%, 2/15/28 (a)	300	270
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	660	638
Superior Plus LP/Superior General Partner, Inc.
4.50%, 3/15/29 (a)	400	351
Tempur Sealy International, Inc.
3.88%, 10/15/31 (a)	250	204
4.00%, 4/15/29 (a)	200	173
Thor Industries, Inc.
4.00%, 10/15/29 (a)	275	234
Titan International, Inc.
7.00%, 4/30/28	475	445
United Airlines, Inc.
4.63%, 4/15/29 (a)	475	433
Viking Cruises Ltd.
5.88%, 9/15/27 (a)	630	580
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 6/1/28 (a)	165	152
Wheel Pros, Inc.
6.50%, 5/15/29 (a)	600	182
White Cap Buyer LLC
6.88%, 10/15/28 (a)	400	363
ZF North America Capital, Inc.
6.88%, 4/14/28 (a)	535	542
		29,297
Consumer, Non-Cyclical (14.5%)
AHP Health Partners, Inc.
5.75%, 7/15/29 (a)	985	850
Air Methods Corp.
8.00%, 5/15/25 (a)	800	7
	Face Amount (000)	Value (000)

Alta Equipment Group, Inc.
5.63%, 4/15/26 (a)	$610	$567
AMN Healthcare, Inc.
4.00%, 4/15/29 (a)	450	393
APi Group DE, Inc.
4.13%, 7/15/29 (a)	350	303
4.75%, 10/15/29 (a)	200	180
Cano Health LLC
6.25%, 10/1/28 (a)	970	608
Carriage Services, Inc.
4.25%, 5/15/29 (a)	250	215
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29 (a)	228	186
Chobani LLC/Chobani Finance Corp., Inc.
4.63%, 11/15/28 (a)	425	387
7.50%, 4/15/25 (a)	275	274
CoreLogic, Inc.
4.50%, 5/1/28 (a)	250	202
CPI CG, Inc.
8.63%, 3/15/26 (a)	448	432
Darling Ingredients, Inc.
6.00%, 6/15/30 (a)	200	196
Edgewell Personal Care Co.
5.50%, 6/1/28 (a)	250	237
Fortrea Holdings, Inc.
7.50%, 7/1/30 (a)	225	231
Garda World Security Corp.
9.50%, 11/1/27 (a)	450	435
Grifols Escrow Issuer SA
4.75%, 10/15/28 (a)	625	543
GXO Logistics, Inc.
1.65%, 7/15/26	325	283
Heartland Dental LLC/Heartland Dental Finance Corp.
8.50%, 5/1/26 (a)	491	440
10.50%, 4/30/28 (a)	460	458
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50%, 6/1/26 (a)	400	159
Ingles Markets, Inc.
4.00%, 6/15/31 (a)	500	420
Medline Borrower LP
5.25%, 10/1/29 (a)	1,050	912
Metis Merger Sub LLC
6.50%, 5/15/29 (a)	400	345
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29 (a)	600	445
ModivCare, Inc.
5.88%, 11/15/25 (a)	250	232
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	909	908
Option Care Health, Inc.
4.38%, 10/31/29 (a)	380	335

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
High Yield Portfolio
	Face Amount (000)	Value (000)
Consumer, Non-Cyclical (cont'd)
P&L Development LLC/PLD Finance Corp.
7.75%, 11/15/25 (a)	$1,085	$883
Performance Food Group, Inc.
4.25%, 8/1/29 (a)	300	267
Perrigo Finance Unlimited Co.
4.90%, 12/15/44	214	166
PROG Holdings, Inc.
6.00%, 11/15/29 (a)	325	286
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/1/26 (a)	550	462
Signal Parent, Inc.
6.13%, 4/1/29 (a)	670	374
Sotheby's
7.38%, 10/15/27 (a)	450	405
Surgery Center Holdings, Inc.
6.75%, 7/1/25 (a)	150	150
10.00%, 4/15/27 (a)	455	466
Tenet Healthcare Corp.
6.13%, 10/1/28	275	265
U.S. Acute Care Solutions LLC
6.38%, 3/1/26 (a)	825	707
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/26 (a)	500	467
ZipRecruiter, Inc.
5.00%, 1/15/30 (a)	685	584
		16,665
Energy (10.7%)
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28 (a)	200	188
6.88%, 4/1/27 (a)	300	288
Baytex Energy Corp.
8.50%, 4/30/30 (a)	105	103
8.75%, 4/1/27 (a)	556	564
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	512	507
CITGO Petroleum Corp.
6.38%, 6/15/26 (a)	610	588
CNX Midstream Partners LP
4.75%, 4/15/30 (a)	450	382
Continental Resources, Inc.
2.88%, 4/1/32 (a)	825	634
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31 (a)	250	223
CrownRock LP/CrownRock Finance, Inc.
5.00%, 5/1/29 (a)	450	422
Diamondback Energy, Inc.
4.25%, 3/15/52	300	230
Earthstone Energy Holdings LLC
9.88%, 7/15/31 (a)	600	594
	Face Amount (000)	Value (000)

Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27	$690	$671
ITT Holdings LLC
6.50%, 8/1/29 (a)	670	565
Kinetik Holdings LP
5.88%, 6/15/30 (a)	549	522
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	550	533
Martin Midstream Partners LP/Martin Midstream Finance Corp.
11.50%, 2/15/28 (a)	545	526
Matador Resources Co.
5.88%, 9/15/26	274	266
6.88%, 4/15/28 (a)	390	386
Oceaneering International, Inc.
4.65%, 11/15/24	325	318
6.00%, 2/1/28	875	830
Permian Resources Operating LLC
5.88%, 7/1/29 (a)	450	424
Plains All American Pipeline LP
Series B
3 Month USD LIBOR + 4.11%, 9.43%, 7/31/23 (b)(c)	499	447
Rockies Express Pipeline LLC
3.60%, 5/15/25 (a)	300	284
Southwestern Energy Co.
4.75%, 2/1/32	300	265
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (a)	500	441
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 1/15/32	600	520
Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	575	563
		12,284
Finance (7.3%)
AG TTMT Escrow Issuer LLC
8.63%, 9/30/27 (a)	200	205
BroadStreet Partners, Inc.
5.88%, 4/15/29 (a)	275	239
Coinbase Global, Inc.
3.38%, 10/1/28 (a)	425	285
Compass Group Diversified Holdings LLC
5.25%, 4/15/29 (a)	685	601
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 6/30/28 (a)	900	775
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/27 (a)	300	220
Howard Hughes Corp.
4.13%, 2/1/29 (a)	200	166

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
High Yield Portfolio
	Face Amount (000)	Value (000)
Finance (cont'd)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 9/15/24	$245	$234
6.25%, 5/15/26	475	433
6.38%, 12/15/25	60	56
Iron Mountain, Inc.
5.25%, 7/15/30 (a)	300	270
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29 (a)	700	603
Jefferies Finance LLC/JFIN Co.-Issuer Corp.
5.00%, 8/15/28 (a)	500	410
Jefferson Capital Holdings LLC
6.00%, 8/15/26 (a)	731	595
LPL Holdings, Inc.
4.00%, 3/15/29 (a)	430	378
Macquarie Airfinance Holdings Ltd.
8.38%, 5/1/28 (a)	450	457
MGIC Investment Corp.
5.25%, 8/15/28	275	260
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.
6.38%, 2/1/27 (a)	750	699
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27	250	233
RLJ Lodging Trust LP
3.75%, 7/1/26 (a)	250	230
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.88%, 3/1/31 (a)	85	69
StoneX Group, Inc.
8.63%, 6/15/25 (a)	122	123
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 2/1/30 (a)	1,075	866
		8,407
Industrials (18.1%)
Ball Corp.
3.13%, 9/15/31	190	156
Bombardier, Inc.
6.00%, 2/15/28 (a)	525	497
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/26 (a)	400	379
Builders FirstSource, Inc.
5.00%, 3/1/30 (a)	250	234
Cargo Aircraft Management, Inc.
4.75%, 2/1/28 (a)	500	438
Carriage Purchaser, Inc.
7.88%, 10/15/29 (a)	1,330	1,004
Clean Harbors, Inc.
4.88%, 7/15/27 (a)	300	288
Coherent Corp.
5.00%, 12/15/29 (a)	450	407
	Face Amount (000)	Value (000)

Covanta Holding Corp.
4.88%, 12/1/29 (a)	$450	$390
CP Atlas Buyer, Inc.
7.00%, 12/1/28 (a)	425	334
CryoPort, Inc.
0.75%, 12/1/26 (a)	680	544
Dycom Industries, Inc.
4.50%, 4/15/29 (a)	760	691
EnerSys
4.38%, 12/15/27 (a)	350	323
EnPro Industries, Inc.
5.75%, 10/15/26	500	485
Enviri Corp.
5.75%, 7/31/27 (a)	975	850
Fly Leasing Ltd.
7.00%, 10/15/24 (a)	1,645	1,479
GFL Environmental, Inc.
4.75%, 6/15/29 (a)	300	274
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/29 (a)	880	736
Hillenbrand, Inc.
3.75%, 3/1/31	250	210
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC
6.00%, 9/15/28 (a)	500	426
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	950	864
Madison IAQ LLC
5.88%, 6/30/29 (a)	750	608
Manitowoc Co., Inc.
9.00%, 4/1/26 (a)	750	747
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 2/1/30 (a)	600	496
Moog, Inc.
4.25%, 12/15/27 (a)	500	463
Mueller Water Products, Inc.
4.00%, 6/15/29 (a)	450	400
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/28 (a)	450	410
9.75%, 7/15/28 (a)	400	387
OI European Group BV
4.75%, 2/15/30 (a)	250	226
PGT Innovations, Inc.
4.38%, 10/1/29 (a)	635	593
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29 (a)	250	224
Seaspan Corp.
5.50%, 8/1/29 (a)	650	510
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/28 (a)	400	378
TK Elevator U.S. Newco, Inc.
5.25%, 7/15/27 (a)	325	301
TopBuild Corp.
3.63%, 3/15/29 (a)	250	218

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
High Yield Portfolio
	Face Amount (000)	Value (000)
Industrials (cont'd)
TransDigm, Inc.
5.50%, 11/15/27	$300	$283
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (a)	270	280
TriMas Corp.
4.13%, 4/15/29 (a)	400	357
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	300	289
TTM Technologies, Inc.
4.00%, 3/1/29 (a)	250	213
Victors Merger Corp.
6.38%, 5/15/29 (a)	625	426
VM Consolidated, Inc.
5.50%, 4/15/29 (a)	325	300
Vontier Corp.
2.95%, 4/1/31	675	541
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	441
Watco Cos. LLC/Watco Finance Corp.
6.50%, 6/15/27 (a)	425	404
XPO Escrow Sub LLC
7.50%, 11/15/27 (a)	200	205
		20,709
Technology (3.9%)
AthenaHealth Group, Inc.
6.50%, 2/15/30 (a)	400	337
Booz Allen Hamilton, Inc.
4.00%, 7/1/29 (a)	250	224
Clarivate Science Holdings Corp.
4.88%, 7/1/29 (a)	450	400
Cloud Software Group, Inc.
9.00%, 9/30/29 (a)	238	208
Crowdstrike Holdings, Inc.
3.00%, 2/15/29	495	427
KBR, Inc.
4.75%, 9/30/28 (a)	330	301
Kyndryl Holdings, Inc.
2.70%, 10/15/28	250	204
McAfee Corp.
7.38%, 2/15/30 (a)	330	287
NCR Corp.
5.13%, 4/15/29 (a)	100	89
ON Semiconductor Corp.
3.88%, 9/1/28 (a)	400	364
Playtika Holding Corp.
4.25%, 3/15/29 (a)	640	569
Rackspace Technology Global, Inc.
5.38%, 12/1/28 (a)	625	195
Rocket Software, Inc.
6.50%, 2/15/29 (a)	745	628
Unisys Corp.
6.88%, 11/1/27 (a)	375	270
		4,503
	Face Amount (000)	Value (000)
Utilities (1.4%)
Leeward Renewable Energy Operations LLC
4.25%, 7/1/29 (a)	$685	$611
Pike Corp.
5.50%, 9/1/28 (a)	545	490
TransAlta Corp.
7.75%, 11/15/29	525	541
		1,642
		111,007
Variable Rate Senior Loan Interests (1.4%)
Consumer, Cyclical (0.3%)
Peloton Interactive, Inc.
Term Loan
6 Month USD SOFR + 6.50%, 12.26%, 5/25/27 (b)	396	396
Consumer, Non-Cyclical (0.5%)
Surgery Center Holdings, Inc.
2021 Term Loan
3 Month USD LIBOR + 3.75%, 8.90%, 8/31/26 (b)	550	550
Industrials (0.6%)
Grinding Media, Inc.
2021 Term Loan B
1 Month USD SOFR + 4.00%, 9.22%, 10/12/28 (b)	698	682
		1,628
Total Fixed Income Securities (Cost $124,822)		112,635

	Shares
Common Stocks (0.1%)
Automobile Components (0.0%)
Exide Technologies (d)	592	—
Diversified REITs (0.0%)‡
American Gilsonite Co. (d)	500	3
Machinery (0.1%)
Iracore Investment Holdings, Inc., Class A (d)	470	40
Semiconductors & Semiconductor Equipment (0.0%)‡
UC Holdings, Inc. (d)	2,826	14
Total Common Stocks (Cost $151)		57
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (e) (Cost $78)	78,163	78
Total Investments (98.4%) (Cost $125,050)(f)(g)		112,770
Other Assets in Excess of Liabilities (1.6%)		1,874
Net Assets (100.0%)		$114,644

‡	Amount is less than 0.05%.
(a)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
High Yield Portfolio
(b)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)
Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

(d)	Non-income producing security.
(e)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity
Funds.

(f)
The Fund is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the
Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2023, the
Fund did not engage in any cross-trade transactions.

(g)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $666,000 and the aggregate gross unrealized depreciation is approximately
$12,946,000, resulting in net unrealized approximatelydepreciation of
$12,280,000.

CDI	CHESS Depositary Interest.
DAC	Designated Activity Company.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition
Classification	Percentage of Total Investments
Consumer, Cyclical	26.4%
Industrials	19.0
Consumer, Non-Cyclical	15.3
Energy	10.9
Communications	9.5
Finance	7.4
Basic Materials	6.0
Other*	5.5
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments
Short Duration Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (98.0%)
Agency Adjustable Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.18%, 4.80%, 6/1/38 (a)	$54	$55
1 Year CMT + 2.31%, 4.46%, 3/1/37 (a)	144	146
1 Year CMT + 2.33%, 4.59%, 7/1/38 (a)	120	122
1 Year CMT + 2.33%, 4.75%, 1/1/36 (a)	124	127
		450
Agency Fixed Rate Mortgages (0.1%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	22	21
7.50%, 5/1/35	9	9
8.00%, 8/1/32	5	5
8.50%, 8/1/31	6	6
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 - 7/1/24	35	35
5.00%, 12/1/24	21	21
6.00%, 9/1/37	24	25
6.50%, 2/1/28 - 10/1/32	82	85
7.00%, 7/1/29 - 3/1/37	94	99
7.50%, 8/1/37	12	12
8.00%, 4/1/33	21	22
8.50%, 10/1/32	11	11
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	44	46
8.50%, 7/15/30	3	3
		400
Asset-Backed Securities (18.5%)
Affirm Asset Securitization Trust,
4.55%, 6/15/27 (b)	609	601
AIMCO CLO,
Series 2018-B
3 Month USD LIBOR + 1.10%, 6.36%, 1/15/32 (a)(b)	1,725	1,710
AMSR Trust,
2.11%, 9/17/37 (b)	975	881
Amur Equipment Finance Receivables XII LLC,
Series 2023-1A Class A2
6.09%, 12/20/29 (b)	570	569
Aqua Finance Trust,
1.54%, 7/17/46 (b)	504	445
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.,
1 Month USD LIBOR + 1.07%, 6.26%, 8/15/34 (a)(b)	1,200	1,174
BHG Securitization Trust,
Series 2023-A Class A
5.55%, 4/17/36 (b)	1,464	1,443
Blackbird Capital Aircraft,
2.44%, 7/15/46 (b)	663	572
	Face Amount (000)	Value (000)

Carlyle U.S. CLO Ltd.,
3 Month USD LIBOR + 1.05%, 6.30%, 7/20/31 (a)(b)	$2,225	$2,210
Cartiga Asset Finance Trust LLC,
Series 2023-1 Class A
7.00%, 3/15/35 (b)	1,105	1,096
Cascade MH Asset Trust,
4.25%, 8/25/54 (b)	1,534	1,351
Cologix Data Centers US Issuer LLC,
3.30%, 12/26/51 (b)	1,225	1,087
Commonbond Student Loan Trust,
1.20%, 3/25/52 (b)	965	791
Dryden 58 CLO Ltd.,
3 Month USD LIBOR + 1.00%, 6.26%, 7/17/31 (a)(b)	750	741
ECMC Group Student Loan Trust,
Class A1B
1 Month USD LIBOR + 1.00%, 6.15%, 1/27/70 (a)(b)	615	602
ELFI Graduate Loan Program 2021-A LLC,
1.53%, 12/26/46 (b)	1,379	1,173
Elmwood CLO IV Ltd.,
3 Month USD LIBOR + 1.24%, 6.50%, 4/15/33 (a)(b)	2,200	2,188
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)	248	213
FCI Funding LLC,
1.13%, 4/15/33 (b)	131	125
FHF Trust,
1.27%, 3/15/27 (b)	184	177
Finance of America HECM Buyout,
4.00%, 8/1/32 (a)(b)	2,238	2,162
GAIA Aviation Ltd.,
3.97%, 12/15/44 (b)	436	382
GCI Funding I LLC,
2.82%, 10/18/45 (b)	954	837
Golub Capital Partners ABS Funding Ltd.,
2.77%, 4/20/29 (b)	1,725	1,591
Class A2
3.21%, 1/22/29 (b)	1,360	1,276
Kubota Credit Owner Trust,
0.59%, 10/15/24 (b)	188	185
LCM 38 Ltd.,
3 Month Term SOFR + 2.10%, 7.09%, 7/15/34 (a)(b)	2,000	1,997
Loanpal Solar Loan Ltd.,
2.22%, 3/20/48 (b)	1,278	930
2.29%, 1/20/48 (b)	984	736
Lunar 2021-1 Structured Aircraft Portfolio Notes,
2.64%, 10/15/46 (b)	1,580	1,376
MACH 1 Cayman Ltd.,
3.47%, 10/15/39 (b)	365	312

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Short Duration Income Portfolio
	Face Amount (000)	Value (000)
Asset-Backed Securities (cont'd)
Madison Park Funding XXIV Ltd.,
3 Month Term SOFR + 1.42%, 6.47%, 10/20/29 (a)(b)	$2,184	$2,167
MAPS Trust,
2.52%, 6/15/46 (b)	700	609
Marlette Funding Trust,
Series 2023-1A Class A
6.07%, 4/15/33 (b)	1,823	1,817
Mercedes-Benz Auto Receivables Trust,
0.55%, 2/18/25	46	45
MFA 2021-NPL1 LLC,
2.36%, 3/25/60 (b)	695	663
Monroe Capital ABS Funding 2021-1 Ltd.,
2.82%, 4/22/31 (b)	1,625	1,538
Mosaic Solar Loan Trust,
2.05%, 12/20/46 (b)	886	694
2.10%, 4/20/46 (b)	190	163
Navient Private Education Refi Loan Trust,
0.94%, 7/15/69 (b)	937	810
Nelnet Student Loan Trust,
1.32%, 4/20/62 (b)	835	742
Neuberger Berman Loan Advisers CLO 31 Ltd.,
3 Month USD LIBOR + 1.04%, 6.29%, 4/20/31 (a)(b)	2,475	2,447
New Residential Advance Receivables Trust Advance Receivables Backed,
1.43%, 8/15/53 (b)	1,170	1,161
Newday Funding Master Issuer PLC,
SOFR + 0.95%, 6.02%, 7/15/29 (a)(b)	1,175	1,167
SOFR + 1.10%, 6.17%, 3/15/29 (a)(b)	1,760	1,753
Newtek Small Business Loan Trust,
SOFR30A + 3.00%, 7.75%, 7/25/50 (b)	732	728
NRZ Advance Receivables Trust,
1.48%, 9/15/53 (b)	1,380	1,362
NRZ Excess Spread-Collateralized Notes,
Class A
2.98%, 3/25/26 (b)	958	865
3.10%, 7/25/26 (b)	711	634
3.23%, 5/25/26 (b)	1,206	1,087
3.47%, 11/25/26 (b)	1,094	986
NRZ FHT Excess LLC,
Class A
4.21%, 11/25/25 (b)	318	295
Octane Receivables Trust,
1.21%, 9/20/28 (b)	226	218
Series 2023-1A Class A
5.87%, 5/21/29 (b)	776	772
	Face Amount (000)	Value (000)

Option One Mortgage Loan Trust Asset-Backed Certificates,
1 Month USD LIBOR + 0.50%, 5.66%, 8/20/30 (a)	$34	$34
Oxford Finance Funding LLC,
3.10%, 2/15/28 (b)	126	125
Palmer Square CLO Ltd.,
3 Month USD LIBOR + 1.10%, 6.36%, 7/16/31 (a)(b)	1,225	1,217
PFS Financing Corp.,
0.77%, 8/15/26 (b)	1,310	1,234
0.97%, 2/15/26 (b)	960	929
4.27%, 8/15/27 (b)	2,225	2,157
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 3.35%, 8.50%, 4/25/25 (a)(b)	1,000	993
PRET 2021-NPL6 LLC,
2.49%, 7/25/51 (b)	671	622
Pretium Mortgage Credit Partners I LLC,
2.24%, 9/27/60 (b)	479	453
ReadyCap Lending Small Business Loan Trust,
Daily U.S. Prime Rate - 0.50%, 7.75%, 12/27/44 (a)(b)	87	83
Republic Finance Issuance Trust,
2.47%, 11/20/30 (b)	500	480
SMB Private Education Loan Trust,
1.34%, 3/17/53 (b)	563	497
1.68%, 2/15/51 (b)	649	579
Southwick Park CLO LLC,
3 Month USD LIBOR + 1.06%, 6.31%, 7/20/32 (a)(b)	2,000	1,975
SPS Servicer Advance Receivables Trust,
1.83%, 11/15/55 (b)	2,100	1,884
Start II Ltd.,
4.09%, 3/15/44 (b)	602	531
Start Ltd.,
4.09%, 5/15/43 (b)	1,161	1,008
Theorem Funding Trust,
7.60%, 4/15/29 (b)	339	341
Series 2023-1A Class A
7.58%, 4/15/29 (b)	409	410
Towd Point HE Trust,
0.92%, 2/25/63 (a)(b)	795	743
VCP RRL ABS I Ltd.,
Class A
2.15%, 10/20/31 (b)	372	337
VOLT XCIX LLC,
2.12%, 4/25/51 (b)	1,150	1,049
VOLT XCVI LLC,
2.12%, 3/27/51 (b)	786	739
		72,076
Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	131	133

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Short Duration Income Portfolio
	Face Amount (000)	Value (000)
Collateralized Mortgage Obligations - Agency Collateral Series (cont'd)
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 4.91%, 5/20/63 (a)	$3	$3
1 Month USD LIBOR + 0.45%, 5.50%, 5/20/62 (a)	—@	—@
1 Month USD LIBOR + 0.60%, 5.69%, 1/20/64 (a)	45	45
REMIC
1 Month USD LIBOR + 0.50%, 5.59%, 3/20/61 (a)	61	61
1 Month USD LIBOR + 0.56%, 5.65%, 9/20/62 (a)	131	131
Seasoned Credit Risk Transfer Trust,
3.00%, 2/25/59	541	475
		848
Commercial Mortgage-Backed Securities (5.6%)
Alen Mortgage Trust,
1 Month USD LIBOR + 1.15%, 6.34%, 4/15/34 (a)(b)	1,200	1,111
Angel Oak SB Commercial Mortgage Trust,
2.07%, 5/25/50 (a)(b)	641	567
BX Commercial Mortgage Trust,
Class A
1 Month Term SOFR + 0.81%, 5.96%, 4/15/34 (a)(b)	2,100	1,981
BX Trust,
1 Month Term SOFR + 1.58%, 6.73%, 1/15/39 (a)(b)	820	796
Credit Suisse Mortgage Trust,
Class A
1 Month USD LIBOR + 3.50%, 8.69%, 12/15/35 (a)(b)	2,125	2,123
CSMC 2022-MARK,
1 Month Term SOFR + 2.70%, 7.84%, 6/15/39 (a)(b)	1,570	1,568
CSMC Trust,
3.53%, 8/15/37 (b)	575	502
CSWF Corp.,
1 Month USD LIBOR + 0.97%, 6.16%, 6/15/34 (a)(b)	1,787	1,619
DROP Mortgage Trust,
1 Month USD LIBOR + 1.15%, 6.34%, 10/15/43 (a)(b)	1,700	1,554
HPLY Trust,
1 Month USD LIBOR + 2.35%, 7.54%, 11/15/36 (a)(b)	383	370
J.P. Morgan Chase Commercial Mortgage Securities Trust,
4.13%, 7/5/31 (b)	1,100	997
JP Morgan Chase Commercial Mortgage Securities Trust,
Class A
1 Month USD LIBOR + 1.12%, 6.31%, 11/15/38 (a)(b)	2,450	2,400
	Face Amount (000)	Value (000)

Natixis Commercial Mortgage Securities Trust,
1 Month Term SOFR + 2.28%, 7.43%, 7/15/36 (a)(b)	$850	$727
1 Month USD LIBOR + 0.95%, 6.14%, 8/15/38 (a)(b)	2,080	1,974
Silver Hill Trust,
3.10%, 11/25/49 (a)(b)	346	334
TPGI Trust,
Class A
1 Month USD LIBOR + 0.70%, 5.89%, 6/15/26 (a)(b)	1,084	1,057
TTAN 2021-MHC,
Class A
1 Month USD LIBOR + 0.85%, 6.04%, 3/15/38 (a)(b)	743	729
VMC Finance 2021-HT1 LLC,
1 Month USD LIBOR + 1.65%, 6.81%, 1/18/37 (a)(b)	1,380	1,339
		21,748
Corporate Bonds (61.3%)
Finance (31.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.65%, 10/29/24	2,000	1,880
2.45%, 10/29/26	850	760
Air Lease Corp.,
0.80%, 8/18/24	2,895	2,728
Assurant, Inc.,
6.10%, 2/27/26	925	929
Athene Global Funding,
2.75%, 6/25/24 (b)	2,280	2,194
Australia & New Zealand Banking Group Ltd.,
4.40%, 5/19/26 (b)	2,500	2,374
Banco Bilbao Vizcaya Argentaria SA,
0.88%, 9/18/23	1,600	1,584
Banco Santander Chile,
2.70%, 1/10/25 (b)	800	766
Bank of America Corp.,
3.38%, 4/2/26	2,310	2,215
5.08%, 1/20/27	2,000	1,970
Bank of Nova Scotia,
1.05%, 3/2/26	5,050	4,498
Banque Federative du Credit Mutuel SA,
2.38%, 11/21/24 (b)	3,480	3,305
4.52%, 7/13/25 (b)	3,210	3,122
Barclays PLC,
5.30%, 8/9/26	2,000	1,952
BNP Paribas SA,
2.22%, 6/9/26 (b)	3,150	2,915
BPCE SA,
2.38%, 1/14/25 (b)	2,635	2,472
Canadian Imperial Bank of Commerce,
2.25%, 1/28/25	1,130	1,072
3.30%, 4/7/25	2,270	2,180

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Short Duration Income Portfolio
	Face Amount (000)	Value (000)
Finance (cont'd)
Citigroup, Inc.,
3.11%, 4/8/26	$2,000	$1,911
3.35%, 4/24/25	3,770	3,687
Corebridge Financial, Inc.,
3.50%, 4/4/25	2,280	2,174
Deutsche Bank AG,
Series E
0.96%, 11/8/23	3,950	3,871
Elevance Health, Inc.,
1.50%, 3/15/26	2,830	2,560
Equitable Financial Life Global Funding,
1.40%, 7/7/25 (b)	3,300	3,004
F&G Annuities & Life, Inc.,
7.40%, 1/13/28 (b)	1,650	1,650
GA Global Funding Trust,
1.63%, 1/15/26 (b)	4,070	3,614
Goldman Sachs Group, Inc.,
3.50%, 1/23/25	1,750	1,689
Guardian Life Global Funding,
0.88%, 12/10/25 (b)	2,450	2,183
HSBC Holdings Plc,
3.80%, 3/11/25	3,350	3,285
HSBC Holdings PLC,
2.63%, 11/7/25	1,850	1,758
JPMorgan Chase & Co.,
2.01%, 3/13/26	2,000	1,879
2.08%, 4/22/26	4,500	4,216
5.55%, 12/15/25	2,120	2,112
LeasePlan Corp. NV,
2.88%, 10/24/24 (b)	1,275	1,215
Macquarie Bank Ltd.,
2.30%, 1/22/25 (b)	3,475	3,299
Macquarie Group Ltd.,
1.34%, 1/12/27 (b)	3,060	2,725
Nordea Bank Abp,
1.50%, 9/30/26 (b)	5,075	4,440
Royal Bank of Canada,
1.20%, 4/27/26	4,370	3,898
Safina Ltd.,
2.00%, 12/30/23	46	45
Santander UK Group Holdings PLC,
4.80%, 11/15/24	5,510	5,469
SMBC Aviation Capital Finance DAC,
5.45%, 5/3/28 (b)	1,775	1,753
Societe Generale SA,
2.63%, 1/22/25 (b)	1,175	1,105
Standard Chartered PLC,
0.99%, 1/12/25 (b)	4,795	4,651
Sumitomo Mitsui Financial Group, Inc.,
2.35%, 1/15/25	6,480	6,147
Suncorp-Metway Ltd.,
3.30%, 4/15/24 (b)	1,980	1,939
	Face Amount (000)	Value (000)

Synchrony Bank,
5.40%, 8/22/25	$1,480	$1,417
Truist Financial Corp.,
SOFR + 2.05%, 6.05%, 6/8/27	985	986
Wells Fargo & Co.,
3.91%, 4/25/26	1,975	1,910
Woori Bank,
4.88%, 1/26/28 (b)	2,165	2,145
		121,653
Industrials (26.7%)
Altria Group, Inc.,
2.35%, 5/6/25	1,500	1,412
American Tower Corp.,
1.60%, 4/15/26	450	404
Bayer US Finance LLC,
3.38%, 10/8/24 (b)	1,740	1,685
Boeing Co.,
5.04%, 5/1/27	1,475	1,458
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26	250	225
Celanese U.S. Holdings LLC,
6.17%, 7/15/27	1,110	1,105
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	850	834
Cigna Group,
4.50%, 2/25/26	3,025	2,960
Continental Resources, Inc.,
2.27%, 11/15/26 (b)	1,000	891
Daimler Truck Finance North America LLC,
1.13%, 12/14/23 (b)	575	563
2.00%, 12/14/26 (b)	2,025	1,809
DuPont de Nemours, Inc.,
4.49%, 11/15/25	875	857
Eastern Energy Gas Holdings LLC,
3.55%, 11/1/23	2,050	2,028
Energy Transfer LP,
2.90%, 5/15/25	4,130	3,915
4.75%, 1/15/26	325	318
Enterprise Products Operating LLC,
3.90%, 2/15/24	1,200	1,187
Fox Corp.,
4.03%, 1/25/24	1,200	1,188
General Motors Financial Co., Inc.,
1.50%, 6/10/26	2,890	2,555
3.95%, 4/13/24	1,250	1,231
Genuine Parts Co.,
1.75%, 2/1/25	740	694
Georgia-Pacific LLC,
1.75%, 9/30/25 (b)	4,080	3,747
Glencore Funding LLC,
4.13%, 3/12/24 (b)	2,050	2,026

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Short Duration Income Portfolio
	Face Amount (000)	Value (000)
Industrials (cont'd)
Global Payments, Inc.,
4.95%, 8/15/27	$1,250	$1,219
Haleon U.S. Capital LLC,
3.02%, 3/24/24	750	734
HCA, Inc.,
5.00%, 3/15/24	1,600	1,590
Hewlett Packard Enterprise Co.,
4.90%, 10/15/25	2,000	1,976
Hyatt Hotels Corp.,
5.75%, 1/30/27 (c)	1,275	1,272
Hyundai Capital America,
1.30%, 1/8/26 (b)	2,780	2,489
5.50%, 3/30/26 (b)	675	669
Hyundai Capital Services, Inc.,
2.13%, 4/24/25 (b)	1,000	937
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)	2,015	1,948
JDE Peet's NV,
0.80%, 9/24/24 (b)	3,025	2,838
Kinder Morgan, Inc.,
1.75%, 11/15/26	2,640	2,339
Mitsubishi Corp.,
1.13%, 7/15/26 (b)	2,610	2,305
Mondelez International Holdings Netherlands BV,
1.25%, 9/24/26 (b)	2,910	2,559
2.25%, 9/19/24 (b)	950	909
National Fuel Gas Co.,
5.50%, 10/1/26	1,565	1,527
NBN Co. Ltd.,
1.45%, 5/5/26 (b)	2,770	2,492
Nissan Motor Co. Ltd.,
3.04%, 9/15/23 (b)	2,640	2,622
NongHyup Bank,
1.25%, 7/20/25 (b)	690	631
NTT Finance Corp.,
1.16%, 4/3/26 (b)	6,790	6,079
Nucor Corp.,
2.00%, 6/1/25	975	912
NXP BV/NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/1/25	1,540	1,460
Penske Truck Leasing Co. LP/PTL Finance Corp.,
5.75%, 5/24/26 (b)	1,825	1,809
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/26	1,705	1,685
Pioneer Natural Resources Co.,
1.13%, 1/15/26	4,490	4,045
Revvity, Inc.,
0.85%, 9/15/24	3,440	3,235
Royalty Pharma PLC,
1.20%, 9/2/25	1,475	1,331
	Face Amount (000)	Value (000)

Siemens Financieringsmaatschappij NV,
3.25%, 5/27/25 (b)	$1,000	$966
Silgan Holdings, Inc.,
1.40%, 4/1/26 (b)	1,875	1,658
Sonoco Products Co.,
1.80%, 2/1/25	1,460	1,364
TD SYNNEX Corp.,
1.25%, 8/9/24	5,815	5,502
VICI Properties LP,
4.38%, 5/15/25	1,880	1,819
Vontier Corp.,
1.80%, 4/1/26	2,375	2,113
Warnermedia Holdings, Inc.,
3.43%, 3/15/24	2,110	2,072
Williams Cos., Inc.,
4.30%, 3/4/24	1,330	1,315
Zimmer Biomet Holdings, Inc.,
1.45%, 11/22/24	2,400	2,261
		103,774
Utilities (3.4%)
Ameren Corp.,
2.50%, 9/15/24	2,510	2,406
American Electric Power Co., Inc.,
Series N
1.00%, 11/1/25	1,500	1,355
Dominion Energy, Inc.,
Series A
1.45%, 4/15/26	2,355	2,116
Eversource Energy,
4.75%, 5/15/26	1,410	1,383
ITC Holdings Corp.,
4.95%, 9/22/27 (b)	1,970	1,941
NextEra Energy Capital Holdings, Inc.,
1.88%, 1/15/27	2,825	2,520
6.05%, 3/1/25	360	361
Southern Co.,
4.48%, 8/1/24 (d)	1,175	1,154
		13,236
		238,663
Mortgages - Other (11.4%)
Ajax Mortgage Loan Trust,
1.07%, 9/25/65 (a)(b)	690	589
1.70%, 5/25/59 (b)	509	445
BRAVO Residential Funding Trust,
2.00%, 5/25/59 (a)(b)	643	571
Brean Asset Backed Securities Trust,
1.40%, 10/25/63 (a)(b)	1,745	1,492
1.75%, 10/25/61 (a)(b)	1,801	1,575
Brean Asset-Backed Securities Trust,
Series 2023-RM6 Class A1
5.25%, 1/25/63 (b)	1,849	1,723
Bunker Hill Loan Depositary Trust,
1.72%, 2/25/55 (a)(b)	196	182

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Short Duration Income Portfolio
	Face Amount (000)	Value (000)
Mortgages - Other (cont'd)
BX Commercial Mortgage Trust,
Class A
1 Month Term SOFR + 2.28%, 7.43%, 6/15/40 (b)	$1,450	$1,448
Cascade Funding Mortgage Trust,
0.90%, 6/25/36 (a)(b)	1,081	1,025
1.94%, 9/25/50 (a)(b)	1,036	944
2.80%, 6/25/69 (a)(b)	187	181
4.00%, 10/25/68 (a)(b)	232	225
CFMT LLC,
1.37%, 2/25/31 (a)(b)	1,600	1,501
Series 2023-HB12 Class M1
4.25%, 4/25/33 (a)(b)	2,025	1,811
CHL Mortgage Pass-Through Trust,
5.50%, 5/25/34	36	35
CIM Trust,
2.57%, 7/25/59 (b)	850	816
CSMC Trust,
0.94%, 5/25/66 (a)(b)	865	668
1.18%, 2/25/66 (a)(b)	761	633
Series 2022-RPL4 Class A1
3.90%, 4/25/62 (b)	1,499	1,382
FMC GMSR Issuer Trust,
3.85%, 10/25/26 (a)(b)	1,700	1,391
4.45%, 1/25/26 (a)(b)	1,500	1,290
7.90%, 7/25/27 (b)	1,600	1,576
Class A
3.62%, 7/25/26 (a)(b)	1,550	1,263
Headlands Residential 2021-RPL1 LLC,
2.49%, 9/25/26 (a)(b)	1,940	1,804
Homeward Opportunities Fund Trust,
3.23%, 8/25/25 (b)	219	212
Imperial Fund Mortgage Trust,
1.38%, 10/25/55 (a)(b)	409	361
1.60%, 11/25/56 (a)(b)	877	720
2.49%, 2/25/67 (a)(b)	1,301	1,134
J.P. Morgan Mortgage Trust,
Series 2023-4 Class 1A4
6.00%, 11/25/53 (b)	1,880	1,856
Legacy Mortgage Asset Trust,
6.25%, 2/25/60 (b)	810	797
LHOME Mortgage Trust,
2.09%, 2/25/26 (a)(b)	377	366
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 - 8/25/55 (a)(b)	110	101
3.91%, 9/25/57 (a)(b)	205	188
NewRez Warehouse Securitization Trust,
1 Month USD LIBOR + 0.75%, 5.90%, 5/25/55 (a)(b)	1,105	1,101
NYMT Loan Trust,
2.94%, 10/25/60 (a)(b)	1,451	1,418
Oceanview Mortgage Loan Trust,
1.73%, 5/28/50 (a)(b)	254	226
	Face Amount (000)	Value (000)

Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.95%, 6.11%, 8/18/60 (a)(b)	$30	$30
1 Month USD LIBOR + 0.93%, 6.15%, 3/12/61 (a)(b)	60	60
1 Month USD LIBOR + 1.00%, 6.16%, 6/20/60 (a)(b)	21	21
Preston Ridge Partners Mortgage LLC,
1.74%, 9/25/26 (a)(b)	961	865
2.12%, 1/25/26 - 3/25/26 (a)(b)	1,059	1,004
2.36%, 10/25/26 (b)	1,218	1,134
Residential Mortgage Loan Trust,
1.65%, 5/25/60 (a)(b)	170	167
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.93%, 6.09%, 9/5/57 (a)(b)	51	51
RESIMAC Premier,
1 Month USD LIBOR + 0.95%, 6.17%, 2/10/51 (a)(b)	19	19
RMF Buyout Issuance Trust,
1.72%, 10/25/50 (a)(b)	1,237	1,146
RMF Proprietary Issuance Trust,
2.13%, 9/25/61 (a)(b)	1,567	1,102
4.00%, 8/25/62 (a)(b)	2,225	1,740
Sequoia Mortgage Trust,
1 Month USD LIBOR + 0.62%, 5.78%, 8/20/34 (a)	77	71
Stanwich Mortgage Loan Co. LLC,
2.74%, 10/16/26 (b)	1,292	1,174
Towd Point Mortgage Trust,
1.75%, 10/25/60 (b)	519	450
2.75%, 4/25/57 (a)(b)	7	6
1 Month USD LIBOR + 0.60%, 4.60%, 2/25/57 (a)(b)	55	55
TVC Mortgage Trust,
3.47%, 9/25/24 (b)	2	3
Verus Securitization Trust,
1.03%, 2/25/66 (a)(b)	597	498
VOLT XCIII LLC,
1.89%, 2/27/51 (b)	752	695
VOLT XCIV LLC,
2.24%, 2/27/51 (b)	877	810
		44,151
Sovereign (0.8%)
Corp. Andina de Fomento,
1.63%, 9/23/25	1,750	1,608
Korea National Oil Corp.,
0.88%, 10/5/25 (b)	1,680	1,513
		3,121
Total Fixed Income Securities (Cost $405,811)		381,457

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Short Duration Income Portfolio

	Shares	Value (000)
Short-Term Investments (1.8%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (e) (Cost $5,465)	5,465,460	$5,465

	Face Amount (000)

U.S. Treasury Security (0.4%)
U.S. Treasury Bill, 5.01%, 11/30/23 (f)(g) (Cost $1,499)	$1,530	1,497
Total Short-Term Investments (Cost $6,965)		6,962
Total Investments (99.8%) (Cost $412,775)(h)(i)(j)		388,419
Other Assets in Excess of Liabilities (0.2%)		749
Net Assets (100.0%)		$389,168

(a)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	When-issued security.
(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.
(e)
The Fund invests in the Institutional Class of the Morgan Stanley
Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended June 30, 2023, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity
Funds.

(f)	Rate shown is the yield to maturity at June 30, 2023.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(h)
The Fund is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the
Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2023, the
Fund did not engage in any cross-trade transactions.

(i)	Securities are available for collateral in connection with purchase of when-issued security and open futures contracts.
(j)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $998,000 and the aggregate gross unrealized depreciation is approximately
$26,304,000, resulting in net unrealized depreciation of approximately
$25,306,000.

CLO	Collateralized Loan Obligation.
CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Short Duration Income Portfolio

Futures Contracts:
The Fund had the following futures contracts open at June 30, 2023:
	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	587	Sep-23	$117,400	$119,363	$(1,735)
Short:
U.S. Treasury 5 yr. Note (United States)	254	Sep-23	(25,400)	(27,202)	612
U.S. Treasury 10 yr. Note (United States)	76	Sep-23	(7,600)	(8,532)	173
					$(950)

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition
Classification	Percentage of Total Investments
Finance	31.3%
Industrials	26.7
Asset-Backed Securities	18.6
Mortgages - Other	11.4
Other*	6.4
Commercial Mortgage-Backed Securities	5.6
Total Investments	100.0%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $155,097,000 and net unrealized appreciation of approximately $950,000.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments
Ultra-Short Income Portfolio

	Face Amount (000)	Value (000)
Certificates of Deposit(10.2%)
Domestic Banks (1.9%)
Bank of America NA 5.80%, 5/28/24	$100,000	$99,833
Citibank NA 5.79%, 7/8/24	112,000	111,719
		211,552
International Banks (8.3%)
Bank of Nova Scotia 5.55%, 5/17/24	131,000	130,414
Canadian Imperial Bank of Commerce 5.77%, 6/12/24	150,000	149,664
National Bank of Kuwait SAKP,
5.75%, 1/19/24	150,000	149,825
5.95%, 12/14/23	200,000	199,982
Natixis SA 5.29%, 12/13/23	10,000	9,977
Oversea-Chinese Banking Corp. Ltd. 5.50%, 9/25/23	75,000	75,007
Toronto-Dominion Bank,
5.48%, 4/19/24	116,500	116,010
5.80%, 5/16/24 - 7/15/24	86,000	85,828
Westpac Banking Corp. 5.58%, 3/8/24	4,310	4,300
		921,007
Total Certificates of Deposit (Cost $1,134,828)		1,132,559
Commercial Paper (a)(41.8%)
Asset-Backed Diversified Financial Services (6.7%)
Atlantic Asset Securitization LLC 5.42%, 12/5/23	50,000	48,779
Cabot Trail Funding LLC 5.52%, 2/9/24	15,000	14,472
Collateralized Commercial Paper FLEX Co. LLC 5.25%, 10/23/23 (b)	60,000	59,929
Equitable Short Term Funding LLC 5.53%, 9/21/23 (b)	100,000	98,770
LMA Americas LLC,
5.00%, 9/21/23	50,000	49,369
5.09%, 7/7/23	25,000	24,975
5.60%, 7/21/23	15,663	15,615
5.71%, 9/18/23	85,000	83,968
Old Line Funding LLC,
5.50%, 9/26/23	90,000	88,799
5.73%, 1/8/24 (b)	40,000	38,807
Pacific Life Short Term Funding LLC 5.38%, 5/6/24 (b)	10,000	9,505
Podium Funding Corp.,
5.42%, 12/1/23	34,000	33,178
5.52%, 9/20/23	40,000	39,507
Thunder Bay Funding LLC,
5.71%, 1/10/24	60,000	58,189
5.72%, 12/7/23	50,000	48,765
5.73%, 1/8/24	40,000	38,805
		751,432
Automobile (5.0%)
American Honda Finance Corp.,
4.05%, 9/21/23	23,000	22,704
	Face Amount (000)	Value (000)

5.68%, 9/18/23	$29,000	$28,641
5.74%, 9/21/23	51,000	50,344
5.76%, 9/18/23	10,000	9,876
BMW US Capital LLC,
5.13%, 7/5/23	60,000	59,958
5.20%, 7/5/23	103,000	102,928
Mercedes Benz Finance North America,
5.14%, 7/6/23	46,500	46,462
5.22%, 7/27/23	72,590	72,308
Toyota Credit de Puerto Rico Corp. 5.41%, 10/5/23	22,000	21,680
Volvo Treasury NA LP
5.27%, 7/13/23 - 7/17/23	148,000	147,690
		562,591
Chemicals (2.5%)
BASF SE,
5.57%, 11/20/23	147,000	143,740
5.58%, 11/21/23	40,000	39,106
5.77%, 12/6/23	25,000	24,378
EIDP, Inc.,
5.77%, 10/13/23 - 10/17/23	57,000	56,086
5.84%, 12/7/23	5,000	4,876
5.93%, 12/4/23	15,000	14,634
		282,820
Communications (1.6%)
AT&T, Inc.,
5.68%, 12/19/23	82,000	79,757
5.80%, 2/23/24	21,625	20,793
5.93%, 3/19/24	15,000	14,359
Walt Disney Co. 5.71%, 3/26/24	65,000	62,268
		177,177
Consumer, Non-Cyclical (3.9%)
LVMH Moet Hennessy Louis Vuitton,
5.58%, 5/22/24 - 5/23/24 (b)	105,000	99,721
5.77%, 6/6/24	80,000	75,805
5.78%, 6/6/24 - 6/7/24	85,000	80,533
5.80%, 5/29/24 - 6/10/24	165,000	156,429
5.83%, 6/13/24 (b)	22,000	20,823
		433,311
Diversified Financial Services (1.1%)
PSP Capital, Inc.,
4.01%, 8/16/23	25,000	24,830
4.04%, 8/17/23	96,000	95,335
		120,165
Domestic Banks (4.7%)
HSBC USA, Inc.,
4.17%, 8/4/23	35,000	34,822
5.72%, 5/7/24	22,000	20,841
5.85%, 1/12/24	50,000	48,403
5.93%, 5/17/24	35,000	33,093
5.98%, 12/15/23	75,000	72,977
6.01%, 12/8/23	74,000	72,100
6.02%, 11/14/23	25,000	24,464

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Income Portfolio
	Face Amount (000)	Value (000)
Commercial Paper (cont'd)
Domestic Banks (cont'd)
6.07%, 3/1/24	$14,500	$13,910
6.25%, 6/3/24 - 6/6/24 (b)	73,000	68,776
6.26%, 6/7/24	25,000	23,545
6.35%, 6/10/24	42,000	39,532
6.46%, 6/28/24	75,000	70,356
		522,819
Finance (3.2%)
Barclays Capital, Inc.,
5.68%, 12/19/23	100,000	97,324
5.73%, 12/28/23	100,000	97,178
5.75%, 12/18/23	32,000	31,149
5.87%, 11/22/23	75,000	73,323
CDP Financial, Inc. 4.07%, 8/21/23	50,000	49,624
Citigroup Global Markets, Inc. 5.47%, 12/14/23	9,350	9,107
		357,705
Health Care Services (1.0%)
Catholic Health Initiatives,
5.68%, 12/7/23	14,154	13,769
5.73%, 9/13/23	35,000	34,569
5.78%, 9/21/23	15,000	14,795
CommonSpirit Health,
5.45%, 7/6/23	25,000	24,978
5.71%, 9/18/23	20,000	19,737
		107,848
Industrials (0.0%)‡
Parker Hannifin Corp. 5.50%, 8/15/23 (b)	2,000	1,986
Insurance (0.9%)
Marsh & McLennan Cos., Inc. 5.50%, 9/5/23	79,000	78,179
Pricoa Short Term Funding LLC 5.38%, 5/1/24	15,000	14,273
Prudential Financial, Inc. 5.10%, 7/3/23	9,000	8,996
		101,448
International Banks (11.2%)
Australia & New Zealand Banking Group Ltd. 5.85%, 4/22/24	4,000	3,817
Barclays Bank PLC,
5.56%, 9/22/23 (b)	75,000	74,053
5.77%, 8/10/23 (b)	7,250	7,206
BPCE SA 5.45%, 9/8/23	45,000	44,531
Landesbank Baden-Wuerttemberg,
5.06%, 7/3/23	200,000	199,916
5.08%, 7/5/23	110,000	109,922
Lloyds Bank PLC 5.95%, 6/28/24	4,000	3,768
	Face Amount (000)	Value (000)

Macquarie Bank Ltd.,
5.41%, 10/4/23 (b)	$85,000	$83,769
5.49%, 11/24/23	75,000	73,287
Nationwide Building Society 5.08%, 7/7/23	203,000	202,799
Societe Generale SA,
5.62%, 2/26/24 (b)	15,000	14,473
5.82%, 11/10/23 (b)	110,000	107,819
6.38%, 7/1/24 (b)	80,000	75,155
Sumitomo Mitsui Banking Corp. 5.52%, 1/5/24	16,000	15,548
Suncorp Group Ltd.
5.52%, 11/6/23 - 11/7/23	88,000	86,167
UBS AG London 5.79%, 1/3/24	71,000	68,920
United Overseas Bank Ltd. 5.48%, 9/26/23	75,000	73,990
		1,245,140
Total Commercial Paper (Cost $4,669,478)		4,664,442
Corporate Bonds(0.4%)
Consumer, Non-Cyclical (0.1%)
GlaxoSmithKline Capital PLC 0.53%, 10/1/23	5,000	4,942
International Banks (0.3%)
Bank of Nova Scotia 0.55%, 9/15/23	9,000	8,905
Banque Federative du Credit Mutuel SA 3.75%, 7/20/23 (b)	3,000	2,997
Sumitomo Mitsui Trust Bank Ltd. 0.80%, 9/12/23 (b)	18,725	18,555
Toronto-Dominion Bank 0.45%, 9/11/23	4,112	4,072
		34,529
Total Corporate Bonds (Cost $39,455)		39,471
Floating Rate Notes (c)(35.1%)
Asset-Backed Diversified Financial Services (0.5%)
Barclays Bank PLC,
SOFR + 0.75%, 5.81%, 10/4/23 (b)	25,000	25,026
Thunder Bay Funding LLC,
SOFR + 0.42%, 5.48%, 9/27/23 (b)	27,000	27,006
		52,032
Diversified Financial Services (0.4%)
Mizuho Markets Cayman LP,
MTN
SOFR + 0.52%, 5.64%, 12/22/23 (b)	50,000	50,044
Domestic Banks (4.5%)
Bank of America NA,
5.81%, 8/4/23	95,000	95,055
Bank of America Securities, Inc.,
5.88%, 10/20/23	125,000	125,200
Barton Capital Corp.,
SOFR + 0.47%, 5.53%, 12/1/23	100,000	100,033
Citibank NA,
SOFR + 0.68%, 5.74%, 6/12/24	65,000	65,021

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Income Portfolio
	Face Amount (000)	Value (000)
Floating Rate Notes (c) (cont'd)
Domestic Banks (cont'd)
Wells Fargo Bank NA,
5.88%, 7/3/24 (d)	$114,500	$114,500
		499,809
Finance (1.0%)
American Express Co.,
SOFR + 0.23%, 5.34%, 11/3/23	15,999	15,987
J.P Morgan Securities LLC,
SOFR + 0.65%, 5.71%, 6/7/24 (b)	100,000	99,971
		115,958
International Banks (28.7%)
Australia & New Zealand Banking Group Ltd.,
SOFR + 0.50%, 5.56%, 3/22/24 (b)	90,000	89,997
Bank of Montreal,
SOFR + 0.27%, 5.34%, 9/15/23	48,548	48,542
SOFR + 0.75%, 5.81%, 12/1/23	200,000	200,338
SOFR + 0.80%, 5.86%, 11/7/23	75,500	75,626
MTN
SOFR + 0.35%, 5.43%, 12/8/23	52,177	52,163
SOFR + 0.71%, 5.79%, 3/8/24	23,600	23,612
Bank of Nova Scotia,
SOFR + 0.75%, 5.81%, 12/4/23	94,000	94,170
MTN
SOFR + 0.96%, 6.04%, 3/11/24	15,882	15,932
Barclays Bank PLC,
SOFR + 0.75%, 5.81%, 10/5/23 (b)	50,000	50,053
Canadian Imperial Bank of Commerce,
SOFR + 0.40%, 5.46%, 12/14/23	26,061	26,037
SOFR + 0.66%, 5.72%, 6/7/24	150,000	150,062
SOFR + 0.70%, 5.76%, 4/5/24	175,000	175,212
Macquarie Bank Ltd.,
SOFR + 0.77%, 5.83%, 8/2/23 (b)	148,000	148,085
SOFR + 0.78%, 5.84%, 8/4/23 (b)	95,000	95,059
Mizuho Bank Ltd.,
SOFR + 0.56%, 5.62%, 3/14/24	100,000	100,016
SOFR + 0.60%, 5.66%, 2/26/24	175,000	175,112
Nordea Bank AB,
SOFR + 0.50%, 5.56%, 3/18/24 (b)	40,000	40,008
Nordea Bank Abp,
SOFR + 0.50%, 5.56%, 3/18/24	50,000	50,010
Nordea Bank ABP (New York Branch),
SOFR + 0.50%, 5.56%, 3/12/24	90,000	90,032
SOFR + 0.51%, 5.57%, 3/15/24	50,000	50,017
Royal Bank of Canada,
SOFR + 0.30%, 5.42%, 1/19/24	1,045	1,044
MTN
SOFR + 0.75%, 5.81%, 11/29/23 (b)	100,000	100,173
Skandinaviska Enskilda Banken AB,
SOFR + 0.65%, 5.71%, 6/12/24 (b)	131,000	131,035
Societe Generale SA,
SOFR + 0.68%, 5.74%, 6/27/24 (b)	35,000	34,997
SOFR + 0.82%, 5.88%, 12/11/23 (b)	22,000	22,045
SOFR + 0.90%, 5.96%, 11/20/23 (b)	90,000	90,213
	Face Amount (000)	Value (000)

Sumitomo Mitsui Banking Corp.,
SOFR + 0.58%, 5.64%, 2/23/24	$18,000	$18,008
SOFR + 0.60%, 5.66%, 12/5/23	125,000	125,096
SOFR + 0.70%, 5.76%, 6/6/24	100,000	100,021
SOFR + 0.92%, 5.98%, 11/30/23	150,000	150,318
SOFR + 0.95%, 6.01%, 10/25/23	101,000	101,190
Svenska Handelsbanken AB,
SOFR + 0.67%, 5.73%, 4/5/24	183,000	183,190
SOFR + 0.72%, 5.78%, 12/5/23	180,000	180,274
Toronto-Dominion Bank,
SOFR + 0.36%, 5.44%, 3/4/24	29,500	29,478
MTN
SOFR + 0.91%, 5.99%, 3/8/24	2,750	2,757
UBS AG,
SOFR + 0.82%, 5.95%, 10/17/23 (b)	96,000	96,014
Westpac Banking Corp.,
SOFR + 0.50%, 5.56%, 3/14/24 (b)	85,000	85,028
		3,200,964
Total Floating Rate Notes (Cost $3,915,532)		3,918,807
Repurchase Agreements(10.7%)
Bank of America Securities, Inc., (5.52% (c), dated 1/27/23, due 9/28/23; proceeds $228,231; fully collateralized by various Common Stocks and Preferred Stocks; valued at $231,000) (Demand 7/3/23) (e)	220,000	220,000
BMO Capital Markets Corp., (5.17%, dated 6/30/23, due 7/3/23; proceeds $1,000; fully collateralized by various Corporate Bonds, 3.10% - 5.10% due 1/17/25 - 3/15/42; valued at $1,050)	1,000	1,000
BNP Paribas SA, (5.28% (c), dated 6/29/22, due 7/7/23; proceeds $242,583; fully collateralized by various Corporate Bonds, 0.63% - 12.75% due 7/1/23 - 12/31/79; valued at $243,760) (Demand 7/3/23) (e)	230,000	230,000
Citigroup Global Markets, Inc., (5.69% (c), dated 11/14/22, due 10/3/23; proceeds $210,210; fully collateralized by various Corporate Bonds, 3.38% - 13.38% due 9/15/24 - 7/15/48; valued at $212,001) (Demand 7/3/23) (e)	200,000	200,000
ING Financial Markets LLC, (5.15%, dated 6/30/23, due 7/3/23; proceeds $5,002; fully collateralized by various Corporate Bonds, 0.25% - 5.55% due 9/15/23 - 12/31/79; valued at $5,251)	5,000	5,000
JP Morgan Securities LLC, (5.32% (c), dated 11/17/21, due 7/7/23; proceeds $76,176; fully collateralized by various Common Stocks and Preferred Stocks; valued at $73,847) (Demand 7/3/23) (e)	70,000	70,000
JP Morgan Securities LLC, (5.52% (c), dated 1/5/23, due 9/28/23; proceeds $301,828; fully collateralized by various Corporate Bonds, 2.05% - 11.50% due 9/16/23 - 1/6/47; valued at $308,892) (Demand 7/3/23) (e)	290,000	290,000

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Income Portfolio
	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Pershing LLC, (5.39%, dated 6/30/23, due 7/3/23; proceeds $25,011; fully collateralized by various Corporate Bonds, 0.95% - 9.29% due 7/21/23 - 1/22/78; valued at $26,406) (e)	$25,000	$25,000
Societe Generale SA, (5.22%, dated 6/30/23, due 7/3/23; proceeds $55,024; fully collateralized by various Corporate Bonds, 3.13% - 13.00% due 4/1/24 - 6/15/76; valued at $58,181)	55,000	55,000
Wells Fargo Securities LLC, (5.59%, dated 6/7/23, due 9/1/23; proceeds $101,335; fully collateralized by various Common Stocks and Preferred Stocks; valued at $105,000) (e)	100,000	100,000
Total Repurchase Agreements (Cost $1,196,000)		1,196,000
Time Deposits(1.9%)
International Banks (1.9%)
Credit Agricole Corporate and Investment Bank 5.05%, 7/3/23	5,000	5,000
DNB Bank ASA (New York Branch) 5.04%, 7/3/23	202,000	202,000
Total Time Deposits (Cost $207,000)		207,000
Total Investments (100.1%) (Cost $11,162,293) (f)(g)(h)		11,158,279
Liabilities in Excess of Other Assets (-0.1%)		(9,652)
Net Assets (100.0%)		$11,148,627

‡	Amount is less than 0.05%.
(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Security is subject to delayed delivery.
(e)
Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

(f)
The Fund is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the
Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2023, the
Fund did not engage in any cross-trade transactions.

(g)	Securities are available for collateral in connection with purchase of securities on a forward commitment basis.
(h)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $3,389,000 and the aggregate gross unrealized depreciation is approximately
$7,403,000, resulting in net unrealized depreciation of approximately
$4,014,000.

MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition
Classification	Percentage of Total Investments
Commercial Paper	41.8%
Floating Rate Notes	35.1
Repurchase Agreements	10.7
Certificates of Deposit	10.1
Other*	2.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments
Ultra-Short Municipal Income Portfolio

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (61.1%)
Broward County, FL, Industrial Development Revenue, Florida Power & Light Company Ser 2018 B
4.35%, 12/1/48	$10,500	$10,500
City of Colorado Springs, CO, Colorado Variable Rate Demand Utilities System Subordinate Lien Improvement Revenue Bonds, Ser 2005A
3.94%, 11/1/35	8,000	8,000
County of Clark, NV, Nevada Industrial Development Revenue Bonds
Ser 2003A 4.20%, 3/1/38	10,000	10,000
County of Hamilton, OH, Ohio Hospital Facilities Revenue Refunding And Improvement Bonds (Trihealth, Inc. Obligated Group Project)
Ser 2021B 4.28%, 8/15/51	9,625	9,625
County of Liberty, FL, Industrial Development Revenue Bonds Georgia Pacific Corp. Ser 2004
4.06%, 10/1/28 (b)	4,500	4,500
County of Perry, MS, Mississippi Pollution Control Refunding Revenue Bonds Leaf River Cellulose, LLC Project Ser 2021
4.11%, 10/1/41 (b)	4,000	4,000
Daviess County, KY, Solid Waste Disposal Facilities Revenue Ser 1993-A (AMT)
3.90%, 12/1/23	5,000	5,000
Gibson Country, IN, Industrial Pollution Control Revenue Adjustable Rate Bonds, Toyota Motor Manufacturing Ser 1999A
3.73%, 1/1/29	3,000	3,000
Hospital Authority of Cobb County, GA Revenue Anticipation Certificates Equipment Pool Project Ser 2004
4.12%, 4/1/34	5,800	5,800
Iowa State Finance Authority, LA,
Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Ser 2012
4.15%, 12/1/45	4,115	4,115
Solid Waste Facilities Revenue Bonds Mid America Energy Company Project
Ser 2017 (AMT) 4.18%, 12/1/47	3,000	3,000
Ser 2016B (AMT) 4.23%, 12/1/46	3,500	3,500
Kentucky Economic Development Finance Authority, KY, Catholic Health Initiatives Ser 2004C
4.15%, 5/1/34	7,200	7,200
	Face Amount (000)	Value (000)

Metropolitan Washington Airports Authority, DC, Airport System Subser 2011A-1
3.98%, 10/1/39	$10,000	$10,000
Parish of St. James, LA, State of Louisiana Revenue Bonds, Nucor Steel Louisiana LLC Project, Gulf Opportunity Zone Bonds Ser 2010B-1
4.40%, 11/1/40	5,000	5,000
Pennsylvania Turnpike Commission Variable Rate Turnpike Revenue Bonds Second Series of 2019
Ser 2 3.95%, 12/1/38	10,000	10,000
RBC Municipal Products Inc Trust, MO, Health And Educational Facilities Authority of The State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
4.05%, 12/1/39 (b)	3,000	3,000
RBC Municipal Products Inc Trust, NY, New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133
4.04%, 5/16/24 (b)	4,000	4,000
RBC Municipal Products Inc Trust, TX, Various States Certificates
E-150 4.04%, 10/15/23 (b)	4,000	4,000
E-154 4.11%, 7/12/23 (b)	7,800	7,800
Tender Option Bond Trust, Various States Certificates 2023-BAML Ser 6005
4.16%, 12/1/37 (b)	8,200	8,200
Utah Water Finance Agency, UT, Ser 2008 B
4.00%, 10/1/37	5,840	5,840
Washington County, NE, Nebraska Industrial Development Revenue Bonds Ser 2010 B
4.04%, 12/1/40	1,500	1,500
Total Weekly Variable Rate Bonds (Cost $137,580)		137,580
Commercial Paper (c) (12.0%)
Atlanta GA, Airport Third Lien General Revenue 3/A2 Ser O2 (AMT)
3.65%, 9/7/23	3,936	3,936
Mercer Country, ND, Pollution Control Revenue Ser 1
3.50%, 7/12/23	5,000	4,999
Oregon State Department of Transportation, OR, Highway User Tax Revenue Ser A1
3.33%, 9/13/23	8,000	7,998

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Portfolio of Investments (cont'd)
Ultra-Short Municipal Income Portfolio
	Face Amount (000)	Value (000)
Commercial Paper (cont'd)
San Antonio, TX, Electricity & Gas Revenue 3/A2 Ser A
3.60%, 10/26/23	$10,000	$10,000
Total Commercial Paper (Cost $26,936)		26,933
Daily Variable Rate Bonds (a) (10.4%)
Columbia, AL, Industrial Development Board Pollution Control Revenue Refunding Bonds (Alabama Power Company Project)
Ser 2014B 3.95%, 12/1/37	5,700	5,700
Ser 1998 (AMT) 3.95%, 6/1/28	4,300	4,300
County of Meade, KY, Industrial Building Revenue Bonds (Nucor Steel Brandenburg Project) (Green Bonds) Ser 2021B-1
4.65%, 8/1/61	5,500	5,500
Louisville and Jefferson County, KY, Regional Airport UPS Worldwide Forwarding Ser 1999-C (AMT)
3.90%, 1/1/29	8,000	8,000
Total Daily Variable Rate Bonds (Cost $23,500)		23,500
Closed-End Investment Companies (a) (8.9%)
Nuveen AMT-Free Municipal Credit Income Fund, OT, MFP Share Ser B
4.46%, 3/1/29	5,000	5,000
Nuveen AMT-Free Municipal Income Fund, OT, MFP NEA 1
Ser 4-4895 4.06%, 9/11/26 (b)	10,000	10,000
Nuveen New York AMT-Free Quality Municipal Income Fund, MFP 800 Ser E (AMT)
4.46%, 5/1/47 (b)	5,000	5,000
Total Closed-End Investment Companies (Cost $20,000)		20,000
Quarterly Variable Rate Bonds (6.0%)
Indiana Finance Authority, IN, Economic Development Refunding Revenue Bonds Ser 2010A (AMT)
4.05%, 5/1/34	3,000	3,000
New York State Environmental Facilities Corp., NY, Solid Waste Disposal Refunding Revenue Bonds Waste Management Inc. Project 2012 (AMT)
3.88%, 5/1/30	6,000	6,000
Face Amount (000)		Value (000)

Pennsylvania Economic Development Financing Authority, PA, Solid Waste Disposal Refunding Revenue Bonds Ser 2019A (AMT)
3.70%, 4/1/34	$1,500	$1,500
The Industrial Development Authority of The City of Phoenix, AZ, Solid Waste Disposal Revenue Refunding Bonds Ser 2013D
3.88%, 12/1/35	3,000	3,000
Total Quarterly Variable Rate Bonds (Cost $13,500)		13,500
Municipal Bonds & Notes (1.1%)
County of Clark, NV, Airport System Junior Subordinate Lien Revenue Notes Ser 2021B
5.00%, 7/1/23 (Cost $2,400)	2,400	2,400
Floating Rate Note (a) (0.9%)
Michigan Finance Authority, MI, Hospital Revenue Bonds Trinity Health Credit Group, Ser 2015
4.86%, 12/1/39 (Cost $2,003)	2,000	2,002
Total Investments (100.4%) (Cost $225,919) (d)(e)		225,915
Liabilities in Excess of Other Assets -0.4%		(983)
Net Assets (100.0%)		$224,932

(a)
Floating or variable rate securities: The rates disclosed are as of
June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	The rates shown are the effective yields at the date of purchase.
(d)
The Fund is permitted to purchase and sell securities ("cross-trade")
from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the
Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended June 30, 2023, the
Fund did not engage in any cross-trade transactions.

(e)
At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,000 and the aggregate gross unrealized depreciation is approximately $5,000, resulting in net unrealized depreciation of approximately $4,000.

AMT	Alternative Minimum Tax.
MFP	Municipal Fund Preferred.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)

Portfolio Composition
Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	60.9%
Commercial Paper	11.9
Daily Variable Rate Bonds	10.4
Closed-End Investment Companies	8.8
Quarterly Variable Rate Bonds	6.0
Other*	2.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments
Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
In connection with Rule 2a-5 of the Act, the Trustees have designated the Trust's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$133,173	$—	$133,173
Asset-Backed Securities	—	70,134	—	70,134
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,252	—	2,252
Commercial Mortgage-Backed Securities	—	82,177	—	82,177
Corporate Bonds	—	147,112	—	147,112
Mortgages - Other	—	87,949	—	87,949
Municipal Bonds	—	4,536	—	4,536
Sovereign	—	24,175	—	24,175
Supranational	—	1,224	—	1,224
Total Fixed Income Securities	—	552,732	—	552,732
Short-Term Investments
Investment Company	65,791	—	—	65,791
U.S. Treasury Securities	—	45,170	—	45,170
Total Short-Term Investments	65,791	45,170	—	110,961
Foreign Currency Forward Exchange Contracts	—	244	—	244
Futures Contracts	317	—	—	317
Total Assets	66,108	598,146	—	664,254
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(393)	—	(393)
Futures Contracts	(1,360)	—	—	(1,360)
Credit Default Swap Agreement	—	(374)	—	(374)
Total Liabilities	(1,360)	(767)	—	(2,127)
Total	$64,748	$597,379	$—	$662,127

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Commercial Mortgage-Backed Securities	$—	$3,144	$—	$3,144
Corporate Bonds	—	103,054	—	103,054
Sovereign	—	273	—	273
Total Fixed Income Securities	—	106,471	—	106,471
Short-Term Investments
Investment Company	2,252	—	—	2,252
U.S. Treasury Security	—	1,825	—	1,825
Total Short-Term Investments	2,252	1,825	—	4,077
Foreign Currency Forward Exchange Contract	—	8	—	8
Futures Contracts	295	—	—	295
Total Assets	2,547	108,304	—	110,851
Liabilities:
Foreign Currency Forward Exchange Contract	—	(3)	—	(3)
Futures Contracts	(147)	—	—	(147)
Total Liabilities	(147)	(3)	—	(150)
Total	$2,400	$108,301	$—	$110,701

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$20,187	$—	$—	$20,187
Broadline Retail	83,704	—	—	83,704
Chemicals	3,912	—	—	3,912
Commercial Services & Supplies	4,091	—	—	4,091
Entertainment	52,481	—	—	52,481
Financial Services	56,515	50,592	—	107,107
Ground Transportation	18,183	—	—	18,183
Health Care Equipment & Supplies	3,088	—	—	3,088
Health Care Providers & Services	33,009	—	—	33,009
Health Care Technology	38,261	—	—	38,261
Hotels, Restaurants & Leisure	63,583	—	—	63,583
Information Technology Services	75,994	—	—	75,994
Leisure Products	14,865	—	—	14,865
Life Sciences Tools & Services	55,941	—	—	55,941
Media	86,580	—	—	86,580
Pharmaceuticals	46,010	—	—	46,010
Semiconductors & Semiconductor Equipment	1,837	—	—	1,837
Software	165,506	—	—	165,506
Specialty Retail	104,845	—	—	104,845
Total Common Stocks	928,592	50,592	—	979,184
Preferred Stock
Software	—	—	24,873	24,873
Investment Company	15,082	—	—	15,082
Warrants
Chemicals	52	—	—	52
Call Options Purchased	—	2,952	—	2,952
Short-Term Investments
Investment Company	33,674	—	—	33,674
Repurchase Agreements	—	1,138	—	1,138
Total Short-Term Investments	33,674	1,138	—	34,812
Total	$977,400	$54,682	$24,873	$1,056,955
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Discovery	Preferred Stock (000)
Beginning Balance	$25,782
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(909)
Realized gains (losses)	—
Ending Balance	$24,873
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$(909)

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:
Discovery	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$24,873	Market Transaction Method	Precedent Transaction	$60.00	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%	Decrease
			Perpetual Growth Rate	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	15.8x	Increase
			Discount for Lack of Marketability	15.0%	Decrease

*	Amount is indicative of the weighted average.
**
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Dynamic Value
Assets:
Common Stocks
Aerospace & Defense	$1,038	$—	$—	$1,038
Automobiles	1,127	—	—	1,127
Banks	6,780	—	—	6,780
Biotechnology	1,866	—	—	1,866
Broadline Retail	666	—	—	666
Building Products	2,143	—	—	2,143
Capital Markets	4,391	—	—	4,391
Chemicals	2,707	—	—	2,707
Construction & Engineering	518	—	—	518
Consumer Finance	3,711	—	—	3,711
Consumer Staples Distribution & Retail	2,089	—	—	2,089
Containers & Packaging	1,341	—	—	1,341
Diversified Consumer Services	712	—	—	712
Diversified REITs	740	—	—	740
Diversified Telecommunication Services	1,939	—	—	1,939
Electric Utilities	4,398	—	—	4,398
Electrical Equipment	1,008	—	—	1,008
Electronic Equipment, Instruments & Components	1,825	—	—	1,825
Financial Services	3,041	—	—	3,041
Food Products	4,501	—	—	4,501
Gas Utilities	741	—	—	741
Ground Transportation	1,501	—	—	1,501
Health Care	449	—	—	449
Health Care Equipment & Supplies	1,218	—	—	1,218
Health Care Providers & Services	6,247	—	—	6,247
Hotel & Resort REITs	881	—	—	881
Hotels, Restaurants & Leisure	2,180	—	—	2,180
Household Durables	1,167	—	—	1,167
Household Products	787	—	—	787
Independent Power & Renewable Electricity Producers	777	—	—	777
Industrial Conglomerates	496	—	—	496
Information Technology Services	2,507	—	—	2,507
Insurance	4,132	—	—	4,132
Life Sciences Tools & Services	968	—	—	968
Machinery	3,139	—	—	3,139
Media	8,419	—	—	8,419
Metals & Mining	1,394	—	—	1,394
Office REITs	2,254	—	—	2,254
Oil, Gas & Consumable Fuels	8,239	—	—	8,239
Passenger Airlines	798	—	—	798
Personal Care Products	828	—	—	828
Pharmaceuticals	7,387	—	—	7,387
Professional Services	1,723	—	—	1,723
Real Estate Management & Development	277	—	—	277
Residential REITs	437	—	—	437
Retail	884	—	—	884
Semiconductors & Semiconductor Equipment	3,385	—	—	3,385
Software	1,688	—	—	1,688
Specialized REITs	456	—	—	456
Specialty Retail	1,944	—	—	1,944
Tech Hardware, Storage & Peripherals	1,378	—	—	1,378

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets: (cont’d)
Textiles, Apparel & Luxury Goods	$450	$—	$—	$450
Trading Companies & Distributors	2,124	—	—	2,124
Total Common Stocks	117,796	—	—	117,796
Short-Term Investment
Investment Company	5,670	—	—	5,670
Total Return Swap Agreement	—	434	—	434
Total Assets	123,466	434	—	123,900
Liabilities:
Total Return Swap Agreement	—	(412)	—	(412)
Total	$123,466	$22	$—	$123,488

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$19,246	$—	$19,246
Asset-Backed Securities	—	1,294	—	1,294
Commercial Mortgage-Backed Securities	—	1,997	—	1,997
Corporate Bonds	—	45,259	—	45,259
Mortgages - Other	—	6,344	—	6,344
Municipal Bond	—	261	—	261
Sovereign	—	128,109	—	128,109
Supranational	—	4,348	—	4,348
U.S. Treasury Securities	—	27,196	—	27,196
Total Fixed Income Securities	—	234,054	—	234,054
Common Stocks
Aerospace & Defense	8,911	1,287	—	10,198
Air Freight & Logistics	547	433	—	980
Automobile Components	219	167	—	386
Automobiles	2,007	1,280	—	3,287
Banks	4,747	11,687	—	16,434
Beverages	1,573	1,336	—	2,909
Biotechnology	2,075	683	—	2,758
Broadline Retail	3,257	525	—	3,782
Building Products	554	509	—	1,063
Capital Markets	3,018	1,766	—	4,784
Chemicals	1,892	1,722	—	3,614
Commercial Services & Supplies	708	180	—	888
Communications Equipment	787	183	—	970
Construction & Engineering	261	446	—	707
Construction Materials	161	511	—	672
Consumer Finance	509	—	—	509
Consumer Staples Distribution & Retail	2,114	740	—	2,854
Containers & Packaging	286	80	—	366
Distributors	148	23	—	171
Diversified Consumer Services	—	48	—	48
Diversified REITs	36	125	—	161
Diversified Telecommunication Services	707	1,200	—	1,907
Electric Utilities	1,639	1,344	—	2,983
Electrical Equipment	659	1,186	—	1,845
Electronic Equipment, Instruments & Components	635	183	—	818
Energy Equipment & Services	317	35	— †	352†
Entertainment	1,543	116	—	1,659
Financial Services	3,661	850	—	4,511
Food Products	1,011	2,213	—	3,224
Gas Utilities	86	178	—	264
Ground Transportation	1,690	59	—	1,749
Health Care	206	—	—	206
Health Care Equipment & Supplies	2,693	1,111 †	—	3,804 †
Health Care Providers & Services	2,651	227	—	2,878
Health Care Technology	77	—	—	77
Hotel & Resort REITs	29	1	—	30
Hotels, Restaurants & Leisure	2,290	1,217	—	3,507
Household Durables	378	124	—	502
Household Products	1,210	444	—	1,654

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets: (cont’d)
Independent Power & Renewable Electricity Producers	$102	$179	$—	$281
Independent Power Producers & Energy Traders	—	11	—	11
Industrial Conglomerates	740	902	—	1,642
Industrial REITs	271	235	—	506
Information Technology Services	1,874	171	—	2,045
Insurance	2,767	3,235	—	6,002
Interactive Media & Services	4,920	120	—	5,040
Investment Company	—	— †	—	— †
Leisure Products	39	—	—	39
Life Sciences Tools & Services	1,597	392	—	1,989
Machinery	1,858	1,480	—	3,338
Marine Transportation	—	159	—	159
Media	879	246	—	1,125
Metals & Mining	1,173	2,377 †	—	3,550 †
Multi-Utilities	698	631	—	1,329
Office REITs	71	63	—	134
Oil, Gas & Consumable Fuels	5,105	3,134	—	8,239
Paper & Forest Products	25	199	—	224
Passenger Airlines	53	81	—	134
Personal Care Products	125	1,370	—	1,495
Pharmaceuticals	3,687	5,877	—	9,564
Professional Services	1,049	946	—	1,995
Real Estate Management & Development	116	564	—	680
Residential REITs	462	—	—	462
Retail	261	236	—	497
Semiconductors & Semiconductor Equipment	7,034	2,053	—	9,087
Software	10,429	1,103	—	11,532
Specialized REITs	981	—	—	981
Specialty Retail	2,101	352	—	2,453
Tech Hardware, Storage & Peripherals	7,601	50	—	7,651
Textiles, Apparel & Luxury Goods	509	2,662	—	3,171
Tobacco	545	444	—	989
Trading Companies & Distributors	444	333	—	777
Transportation Infrastructure	—	285	—	285
Water Utilities	94	79	—	173
Wireless Telecommunication Services	289	143	—	432
Total Common Stocks	113,191	64,331 †	— †	177,522†
Rights	—	19	—	19
Short-Term Investments
Investment Company	68,723	—	—	68,723
U.S. Treasury Securities	—	3,073	—	3,073
Total Short-Term Investments	68,723	3,073	—	71,796
Foreign Currency Forward Exchange Contracts	—	752	—	752
Futures Contracts	733	—	—	733
Interest Rate Swap Agreements	—	505	—	505
Total Return Swap Agreements	—	6,094	—	6,094
Total Assets	182,647	308,828 †	— †	491,475†

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Liabilities:
Foreign Currency Forward Exchange Contracts	$—	$(1,744)	$—	$(1,744)
Futures Contracts	(1,437)	—	—	(1,437)
Interest Rate Swap Agreements	—	(527)	—	(527)
Total Return Swap Agreements	—	(1,464)	—	(1,464)
Total Liabilities	(1,437)	(3,735)	—	(5,172)
Total	$181,210	$305,093 †	$— †	$486,303 †

†	Includes one or more securities valued at zero.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
Global Strategist	Fixed Income (000)	Common Stock (000)
Beginning Balance	$59	$— †
Purchases	—	—
Sales	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	(59)	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	—	—
Realized gains (losses)	—	—
Ending Balance	$—	$— †
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$—	$—

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$111,007	$—	$111,007
Variable Rate Senior Loan Interests	—	1,628	—	1,628
Total Fixed Income Securities	—	112,635	—	112,635
Common Stocks
Automobile Components	—	—	— †	— †
Diversified REITs	—	3	—	3
Machinery	—	40	—	40
Semiconductors & Semiconductor Equipment	—	14	—	14
Total Common Stocks	—	57	— †	57 †
Short-Term Investment
Investment Company	78	—	—	78
Total Assets	$78	$112,692	$— †	$112,770 †

†	Includes a security valued at zero.

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Short Duration Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$450	$—	$450
Agency Fixed Rate Mortgages	—	400	—	400
Asset-Backed Securities	—	72,076	—	72,076
Collateralized Mortgage Obligations - Agency Collateral Series	—	848	—	848
Commercial Mortgage-Backed Securities	—	21,748	—	21,748
Corporate Bonds	—	238,663	—	238,663
Mortgages - Other	—	44,151	—	44,151
Sovereign	—	3,121	—	3,121
Total Fixed Income Securities	—	381,457	—	381,457
Short-Term Investments
Investment Company	5,465	—	—	5,465
U.S. Treasury Security	—	1,497	—	1,497
Total Short-Term Investments	5,465	1,497	—	6,962
Futures Contracts	785	—	—	785
Total Assets	6,250	382,954	—	389,204
Liabilities:
Future Contract	(1,735)	—	—	(1,735)
Total	$4,515	$382,954	$—	$387,469

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$1,132,559	$—	$1,132,559
Commercial Paper	—	4,664,442	—	4,664,442
Corporate Bonds	—	39,471	—	39,471
Floating Rate Notes	—	3,918,807	—	3,918,807
Repurchase Agreements	—	1,196,000	—	1,196,000
Time Deposits	—	207,000	—	207,000
Total Short-Term Investments	—	11,158,279	—	11,158,279
Total Assets	$—	$11,158,279	$—	$11,158,279

Morgan Stanley Institutional Fund Trust

Third Quarter Report — June 30, 2023 (unaudited)
Notes to the Portfolio of Investments (cont'd)
The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$137,580	$—	$137,580
Commercial Paper	—	26,933	—	26,933
Daily Variable Rate Bonds	—	23,500	—	23,500
Closed-End Investment Companies	—	20,000	—	20,000
Quarterly Variable Rate Bonds	—	13,500	—	13,500
Municipal Bonds & Notes	—	2,400	—	2,400
Floating Rate Note	—	2,002	—	2,002
Total Short-Term Investments	—	225,915	—	225,915
Total Assets	$—	$225,915	$—	$225,915
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.